UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392

(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	June 30, 2026

Date of reporting period:	June 30, 2026

ITEM 1 – REPORT TO STOCKHOLDERS

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

YLD

Principal Active High Yield ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Active High Yield ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Active High Yield ETF	$40	0.39%

Management's Discussion of Fund Performance

The Fund seeks to provide a high level of current income. The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in below-investment grade (commonly known as "junk" or “high yield”) fixed income securities, such as bonds and bank loans. It invests in U.S. treasury securities, investment grade bank loans (also known as senior floating rate interests), and preferred securities. The Fund's investments outperformed the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index ("Index") in the year ending June 30, 2026. The outperformance was driven by positive contribution from issuer selection more than offsetting negative contribution from sector allocation. By issuer, the top contributors included overweight positions in Consolidated Energy Finance SA, Viasat Inc, Park River Holdings Inc, and iHeartCommunications Inc, as well as an underweight position in CSC Holdings LLC. The top detractors included overweight positions in Vibrantz Technologies Inc, LABL Inc, Mercer International Inc, Kronos Acquisition Holdings Inc, and McAfee Corp. Sector allocation provided a modest negative contribution to overall performance as underweight allocations to the insurance and technology sectors were more than offset by underweight allocations to the communications and energy sectors. By quality, the outperformance was driven by positive security selection within BB rated and B rated securities, as well as an underweight allocation to CC rated securities.

How did the Fund perform over the last 10 years?

Table Summary
	Principal Active High Yield ETF $17,425	Bloomberg US Aggregate Index $11,656	Bloomberg US Corporate High Yield 2% Issuer Capped Index $17,582
06/16	$10,000	$10,000	$10,000
09/16	$10,489	$10,046	$10,555
12/16	$10,589	$9,747	$10,740
03/17	$10,869	$9,827	$11,030
06/17	$11,158	$9,969	$11,269
09/17	$11,352	$10,053	$11,492
12/17	$11,475	$10,092	$11,546
03/18	$11,169	$9,945	$11,447
06/18	$11,382	$9,929	$11,564
09/18	$11,681	$9,931	$11,842
12/18	$11,081	$10,093	$11,305
03/19	$11,788	$10,390	$12,126
06/19	$12,020	$10,710	$12,429
09/19	$12,211	$10,953	$12,595
12/19	$12,647	$10,973	$12,924
03/20	$10,086	$11,319	$11,285
06/20	$11,400	$11,646	$12,428
09/20	$12,048	$11,718	$12,998
12/20	$12,846	$11,797	$13,835
03/21	$13,288	$11,399	$13,953
06/21	$13,734	$11,607	$14,335
09/21	$13,888	$11,614	$14,463
12/21	$14,063	$11,615	$14,563
03/22	$13,580	$10,926	$13,861
06/22	$12,263	$10,413	$12,497
09/22	$12,170	$9,918	$12,417
12/22	$12,827	$10,104	$12,934
03/23	$13,305	$10,403	$13,396
06/23	$13,537	$10,315	$13,630
09/23	$13,542	$9,982	$13,693
12/23	$14,481	$10,662	$14,673
03/24	$14,882	$10,580	$14,889
06/24	$15,056	$10,587	$15,052
09/24	$15,706	$11,137	$15,848
12/24	$15,811	$10,796	$15,875
03/25	$15,897	$11,096	$16,035
06/25	$16,460	$11,230	$16,600
09/25	$16,803	$11,458	$17,021
12/25	$16,843	$11,584	$17,244
03/26	$17,009	$11,578	$17,159
06/26	$17,425	$11,656	$17,582

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	10-Years
Principal Active High Yield ETF	6.06%	4.85%	5.71%
Bloomberg US Aggregate Index	3.79%	0.08%	1.54%
Bloomberg US Corporate High Yield 2% Issuer Capped Index	5.91%	4.17%	5.80%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Corporate High Yield 2% Issuer Capped Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$572,846,721
  Total Number of Portfolio Holdings150
  Portfolio Turnover Rate42.7%
  Total Advisory Fees Paid$1,760,842

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	91.50%
Investment Companies	7.09%
Senior Floating Rate Interests	4.36%
U.S. Government & Government Agency Obligations	0.30%
Common Stocks	0.02%
Preferred Stocks	0.01%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	18.09%
Consumer, Non-cyclical	15.87%
Communications	15.83%
Consumer, Cyclical	12.76%
Energy	10.46%
Industrial	10.00%
Money Market Funds	7.09%
Basic Materials	5.70%
Utilities	4.59%
Technology	2.59%
Government	0.30%
Other Assets and Liabilities	(3.28)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF3AR-0

LCAP

Principal Capital Appreciation Select ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Capital Appreciation Select ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Capital Appreciation Select ETF	$32	0.29%

Management's Discussion of Fund Performance

The Fund seeks to provide long-term growth of capital. The Fund invests primarily in equity securities of U.S. companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies. Although there is no restriction on the size of the companies in which the Fund invests, most of the Fund's investments typically include companies with a market capitalization range over $10 billion. Lam Research Corporation (LRCX) contributed to relative performance as the company beat expectations multiple times in the year which was driven by a continued recovery in NAND memory and sustained demand out of China. The company also raised guidance for their wafer fabrication equipment (WFE) outlook to $140 which helped boost the stock. Western Digital Corporation (WDC) benefited from continued margin expansion as customers increasingly adopted high-density drives and new HAMR data storage technologies. GE Vernova Inc. (GEV) aided results as its backlog continued to grow and diversify, reaching 100 gigawatts of contracted gas power capacity across 90 customers in 24 countries. An underweight to Micron Technology, Inc. (MU) detracted from relative performance. Republic Services, Inc. (RSG) is the second largest regulated waste company in North America by market capitalization and revenue. The Fund values RSG’s minimal exposure to recycling and focus on scaling its environmental and hazardous waste assets. RSG detracted from relative results despite growing free cash flow as the company anticipates a 1% revenue decline in 2026 from organic volume decreases. Not owning Intel Corporation (INTC) detracted from relative results as shares rallied over the past year.

How did the Fund perform since inception?

Table Summary
	Principal Capital Appreciation Select ETF $13,286	Russell 1000 Index $13,149
03/25	$10,000	$10,000
03/25	$9,859	$9,698
06/25	$10,726	$10,775
09/25	$11,601	$11,637
12/25	$11,833	$11,918
03/26	$11,613	$11,419
06/26	$13,286	$13,149

Average Annual Total Returns

Table Summary
Name	1-Year	Since Inception March 25, 2025
Principal Capital Appreciation Select ETF	23.86%	25.16%
Russell 1000 Index	22.02%	24.14%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$1,825,391,998
  Total Number of Portfolio Holdings55
  Portfolio Turnover Rate43.4%
  Total Advisory Fees Paid$449,956

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.35%
Investment Companies	2.23%
Other Assets and Liabilities	(0.58)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	34.11%
Communications	14.89%
Financial	14.56%
Consumer, Non-cyclical	11.98%
Industrial	9.18%
Consumer, Cyclical	7.64%
Energy	2.98%
Money Market Funds	2.23%
Utilities	1.92%
Basic Materials	1.09%
Other Assets and Liabilities	(0.58)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF36AR-0

UUPP

Principal CLO ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal CLO ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal CLO ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets$15,108,924
  Total Number of Portfolio Holdings29
  Portfolio Turnover Rate0.0%
  Total Advisory Fees Paid$2,857

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	94.21%
U.S. Government & Government Agency Obligations	4.29%
Investment Companies	0.55%
Other Assets and Liabilities	0.95%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Asset Backed Securities	94.21%
Government	4.29%
Money Market Funds	0.55%
Other Assets and Liabilities	0.95%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF42AR-0

BCHP

Principal Focused Blue Chip ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Focused Blue Chip ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Focused Blue Chip ETF	$58	0.58%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies with large market capitalizations that, in the opinion of Principal Global Investors, LLC (“PGI”), the Fund’s investment advisor, display characteristics of a “blue chip” company. Over the year, lack of exposure to consumer staples, utilities, and materials contributed to relative performance versus the Russell 1000 Growth Index (“Index"). Amphenol was a top contributor, serving as a critical supplier to the electronics ecosystem by providing cables, sensors, and antennas used in applications ranging from mobile devices to AI data centers. Global hotel company Hilton also contributed to performance, supported by continued execution and the addition of hundreds of properties to its portfolio over the past year. Company selection in information technology and financials detracted from performance. In technology, Microsoft was the largest detractor as the company navigated a period of elevated capital expenditures tied to the rollout of AI Copilot across its platform. A lower allocation to technology hardware businesses also detracted from performance relative to the Index, particularly given continued investor enthusiasm for AI-related infrastructure. Netflix detracted following two unsuccessful acquisition bids and the announcement that its founder is stepping down from the Board. Commercial real estate data and analytics company CoStar also detracted from performance, as it continued to navigate a period of elevated investment in its homes.com business.

How did the Fund perform since inception?

Table Summary
	Principal Focused Blue Chip ETF $14,630	Russell 1000 Index $17,354	Russell 1000 Growth Index $18,331
07/23	$10,000	$10,000	$10,000
09/23	$9,800	$9,614	$9,642
12/23	$11,418	$10,764	$11,007
03/24	$12,520	$11,872	$12,264
06/24	$12,885	$12,296	$13,286
09/24	$13,246	$13,044	$13,710
12/24	$13,780	$13,402	$14,679
03/25	$13,048	$12,800	$13,216
06/25	$14,817	$14,222	$15,574
09/25	$15,234	$15,359	$17,210
12/25	$15,181	$15,729	$17,404
03/26	$13,266	$15,072	$15,702
06/26	$14,630	$17,354	$18,331

Average Annual Total Returns

Table Summary
Name	1-Year	Since Inception July 12, 2023
Principal Focused Blue Chip ETF	-1.28%	13.66%
Russell 1000 Index	22.02%	20.40%
Russell 1000 Growth Index	17.71%	22.64%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Russell 1000 Index is the Fund's primary broad-based securities market index. The Russell 1000 Growth Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$218,233,379
  Total Number of Portfolio Holdings23
  Portfolio Turnover Rate54.2%
  Total Advisory Fees Paid$1,073,391

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.98%
Investment Companies	0.01%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Communications	30.93%
Technology	28.45%
Financial	21.71%
Industrial	11.94%
Consumer, Non-cyclical	5.28%
Consumer, Cyclical	1.67%
Money Market Funds	0.01%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF34AR-0

RIZE

Principal Inflation Protection ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Inflation Protection ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Inflation Protection ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets$11,235,922
  Total Number of Portfolio Holdings26
  Portfolio Turnover Rate0.0%
  Total Advisory Fees Paid$2,036

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.33%
Investment Companies	0.42%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.33%
Money Market Funds	0.42%
Other Assets and Liabilities	0.25%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF43AR-0

PIEQ

Principal International Equity ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal International Equity ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal International Equity ETF	$54	0.48%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities. The Fund invests primarily in foreign equity securities, including emerging market securities. It invests in equity securities of small, medium, and large market capitalization companies. For the year ending June 30, 2026, the Fund's investments underperformed the benchmark, the MSCI ACWI ex USA Index (“Index”). Stock selection contributed positively in South Korea and the Netherlands, as well as within the information technology sector. These gains were more than offset by weaker results in the United Kingdom and Japan and by unfavorable stock selection within the communication services sector. Overweight positions in information technology companies Samsung Electronics and ASML Holding, European financial institutions Erste Group Bank and AIB Group, and Canadian energy producer Suncor Energy were among the most significant contributors to performance during the year. Conversely, performance was negatively impacted by overweight positions in Japanese video game company Nintendo, South Korean semiconductor manufacturer SK Hynix, and UK-based gaming and betting operator Entain plc. Portfolio construction remains primarily driven by bottom-up stock selection, with a focus on identifying company-specific opportunities that we believe can generate attractive long-term risk-adjusted returns.

How did the Fund perform since inception?

Table Summary
	Principal International Equity ETF $14,543	MSCI ACWI Ex USA Index $14,460
11/24	$10,000	$10,000
12/24	$9,686	$9,608
03/25	$10,535	$10,111
06/25	$11,692	$11,327
09/25	$12,673	$12,108
12/25	$13,351	$12,720
03/26	$13,768	$12,630
06/26	$14,543	$14,460

Average Annual Total Returns

Table Summary
Name	1-Year	Since Inception November 5, 2024
Principal International Equity ETF	24.36%	25.10%
MSCI ACWI Ex USA Index	27.66%	25.06%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$1,329,397,871
  Total Number of Portfolio Holdings36
  Portfolio Turnover Rate68.8%
  Total Advisory Fees Paid$5,485,721

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	97.88%
Investment Companies	2.47%
Other Assets and Liabilities	(0.35)%
Total Net Assets	100.00%

Geographic Allocation

Table Summary
Top Locations	Percent of Net Assets
United Kingdom	13.34%
Japan	9.27%
Netherlands	8.77%
South Korea - Republic of Korea	8.00%
Canada	7.32%
Taiwan	6.96%
Ireland	5.83%
France	5.74%
Germany	5.71%
Cayman Islands	4.84%
Hong Kong	4.30%
Luxembourg	4.10%
Austria	3.42%
Greece	2.47%
Italy	2.23%
United States	2.14%
Isle of Man	1.74%
Brazil	1.70%
Other LocationsFootnote Reference*	2.47%
Other Assets and Liabilities	(0.35%)
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes locations other than the top twenty and/or Investment Companies.

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF35AR-0

IG

Principal Investment Grade Corporate ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Investment Grade Corporate ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Investment Grade Corporate ETF	$19	0.19%

Management's Discussion of Fund Performance

The Fund seeks to provide current income and, as a secondary objective, capital appreciation. The Fund is an actively managed exchange-traded fund ("ETF") that seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in investment-grade corporate bonds and other fixed income securities. "Investment grade" securities are rated BBB- or higher by S&P Global Ratings ("S&P Global") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). During the 12 months ending June 30, 2026, the Fund’s investments outperformed the Bloomberg U.S. Corporate Investment Grade Index (“Index”). Outperformance was driven by favorable security selection, particularly within the banking, technology, capital goods, consumer non-cyclical and energy sectors. This was offset in part by security selection in the transportation and real estate investment trusts (“REITs”) sectors. Moreover, sector allocation slightly detracted from relative performance as an overweight allocation to financials and an underweight to industrials was a drag on performance. Conversely, an overweight allocation to utilities contributed positively to relative performance. Finally, duration and yield curve positioning had a negative impact, with the Fund’s duration position slightly longer than that of the Index, on average. To that end, the Fund utilized derivatives to manage overall duration and key rate exposure relative to the Index.

How did the Fund perform since inception?

Table Summary
	Principal Investment Grade Corporate ETF $12,490	Bloomberg US Aggregate Index $11,765	Bloomberg US Corporate Investment Grade Index $12,646
04/18	$10,000	$10,000	$10,000
06/18	$9,887	$10,023	$9,927
09/18	$10,012	$10,024	$10,024
12/18	$9,906	$10,188	$10,006
03/19	$10,477	$10,488	$10,520
06/19	$10,954	$10,811	$10,991
09/19	$11,308	$11,057	$11,326
12/19	$11,447	$11,077	$11,460
03/20	$10,865	$11,425	$11,044
06/20	$11,971	$11,756	$12,036
09/20	$12,194	$11,829	$12,221
12/20	$12,676	$11,908	$12,593
03/21	$12,048	$11,506	$12,008
06/21	$12,532	$11,717	$12,434
09/21	$12,517	$11,723	$12,434
12/21	$12,558	$11,724	$12,462
03/22	$11,556	$11,029	$11,504
06/22	$10,597	$10,511	$10,669
09/22	$10,036	$10,011	$10,130
12/22	$10,436	$10,199	$10,498
03/23	$10,796	$10,501	$10,866
06/23	$10,699	$10,412	$10,835
09/23	$10,352	$10,076	$10,500
12/23	$11,213	$10,763	$11,392
03/24	$11,136	$10,679	$11,347
06/24	$11,163	$10,686	$11,337
09/24	$11,830	$11,242	$11,999
12/24	$11,439	$10,897	$11,634
03/25	$11,727	$11,201	$11,903
06/25	$11,949	$11,336	$12,120
09/25	$12,272	$11,566	$12,434
12/25	$12,359	$11,693	$12,539
03/26	$12,303	$11,688	$12,471
06/26	$12,490	$11,765	$12,646

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	Since Inception April 18, 2018
Principal Investment Grade Corporate ETF	4.66%	-0.07%	2.73%
Bloomberg US Aggregate Index	3.79%	0.08%	2.00%
Bloomberg US Corporate Investment Grade Index	4.34%	0.34%	2.90%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg US Aggregate Index is the Fund's primary broad-based securities market index. The Bloomberg US Corporate Investment Grade Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$199,134,077
  Total Number of Portfolio Holdings251
  Portfolio Turnover Rate80.5%
  Total Advisory Fees Paid$282,510

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	97.68%
Investment Companies	2.54%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	40.68%
Consumer, Non-cyclical	12.42%
Utilities	11.18%
Technology	9.68%
Industrial	7.04%
Consumer, Cyclical	5.08%
Energy	4.79%
Communications	4.68%
Money Market Funds	2.54%
Basic Materials	2.13%
Other Assets and LiabilitiesFootnote Reference*	(0.22)%
Total Net Assets	100.00%
Footnote	Description
Footnote*	Includes derivatives

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective 04/21/2026, Investment Grade Corporate Active ETF changed its name to Investment Grade Corporate ETF. Additionally on that date, the Fund changed its primary listing exchange for shares from NYSE Arca to Cboe BZX.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF17AR-0

DWWN

Principal Long Duration ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Long Duration ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Long Duration ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets$11,839,417
  Total Number of Portfolio Holdings58
  Portfolio Turnover Rate1.9%
  Total Advisory Fees Paid$2,092

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
U.S. Government & Government Agency Obligations	99.86%
Investment Companies	0.10%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Government	99.86%
Money Market Funds	0.10%
Other Assets and Liabilities	0.04%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF41AR-0

PSET

Principal Quality ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Quality ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Quality ETF	$15	0.15%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund primarily invests in equity securities. For security selection and portfolio construction, Principal Global Investors, LLC (“PGI”) uses a proprietary quantitative model designed to identify equity securities in the S&P 500 Growth Index ("Index") that exhibit growth characteristics, including higher quality, growth potential, and pricing power. The Fund’s investments underperformed the Index over the year. Seven of the eleven sectors in the Index posted positive returns, led by industrials and information technology. Utilities and materials lagged during the year. Sandisk Corp., Micron Technology Inc., and Applied Materials Inc. outperformed within the Index, while Intuit Inc., Fiserv Inc., and Boston Scientific Corp. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in Applied Materials Inc., Palo Alto Networks Inc., and NetApp Inc. contributed to performance. Positioning in Intuit Inc., Salesforce Inc., and Boston Scientific Corp. detracted from performance. The Fund’s factor exposure to investment quality contributed to performance, while exposure to low momentum, low beta, and smaller size detracted from performance. Underweight allocations to consumer staples and utilities, along with stock selection within energy, contributed to performance. Selection in information technology, healthcare, and financials detracted.

How did the Fund perform over the last 10 years?

Table Summary
	Principal Quality ETF $32,536	S&P 500 Index $42,271	S&P 500 Growth Index $47,382
06/16	$10,000	$10,000	$10,000
09/16	$10,067	$10,385	$10,433
12/16	$10,123	$10,782	$10,437
03/17	$10,770	$11,436	$11,281
06/17	$11,322	$11,790	$11,729
09/17	$11,762	$12,318	$12,301
12/17	$12,592	$13,136	$13,086
03/18	$12,812	$13,037	$13,294
06/18	$13,121	$13,484	$13,943
09/18	$13,872	$14,524	$15,187
12/18	$12,407	$12,560	$12,904
03/19	$14,240	$14,275	$14,775
06/19	$15,080	$14,889	$15,390
09/19	$15,357	$15,142	$15,442
12/19	$16,600	$16,515	$16,664
03/20	$13,397	$13,279	$14,201
06/20	$15,774	$16,006	$17,872
09/20	$17,316	$17,436	$19,923
12/20	$19,298	$19,554	$21,994
03/21	$20,037	$20,761	$22,415
06/21	$21,789	$22,536	$25,043
09/21	$22,114	$22,667	$25,466
12/21	$24,966	$25,167	$28,821
03/22	$22,945	$24,009	$26,292
06/22	$19,752	$20,144	$20,770
09/22	$18,601	$19,160	$19,921
12/22	$20,869	$20,609	$20,149
03/23	$22,016	$22,154	$22,012
06/23	$23,682	$24,091	$24,264
09/23	$22,967	$23,302	$23,564
12/23	$25,894	$26,026	$25,861
03/24	$28,669	$28,774	$29,109
06/24	$28,922	$30,006	$31,846
09/24	$30,199	$31,773	$32,976
12/24	$30,469	$32,538	$34,950
03/25	$28,102	$31,148	$31,934
06/25	$31,392	$34,556	$37,918
09/25	$32,500	$37,364	$41,569
12/25	$32,688	$38,356	$42,427
03/26	$29,805	$36,694	$38,926
06/26	$32,536	$42,271	$47,382

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	10-Years
Principal Quality ETF	3.68%	8.36%	12.52%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Growth Index	24.96%	13.60%	16.83%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Growth Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$28,804,361
  Total Number of Portfolio Holdings73
  Portfolio Turnover Rate67.8%
  Total Advisory Fees Paid$60,045

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.72%
Investment Companies	0.21%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	31.42%
Industrial	20.19%
Financial	13.88%
Consumer, Non-cyclical	12.97%
Communications	12.09%
Consumer, Cyclical	4.34%
Basic Materials	3.66%
Energy	1.17%
Money Market Funds	0.21%
Other Assets and Liabilities	0.07%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF6AR-0

BYRE

Principal Real Estate Active Opportunities ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Real Estate Active Opportunities ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Real Estate Active Opportunities ETF	$63	0.60%

Management's Discussion of Fund Performance

The Fund seeks total return and income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies principally engaged in the real estate industry. It invests primarily in equity securities, including those of small companies. U.S. real estate securities navigated a volatile macro environment defined by shifting rate expectations, geopolitical shocks, and a powerful artificial intelligence-driven equity rally. U.S. senior housing stocks were the key contributor to performance with these stocks demonstrating continued strong earnings growth and guidance upgrades supported by firming occupancy, improving pricing power, and accretive acquisitions. Data center selection also contributed, particularly, a network dense colocation operator which outperformed strongly. Performance was partially offset by the position in towers which lagged on concerns of weak earnings outlook and slowing carrier capital expenditure.

How did the Fund perform since inception?

Table Summary
	Principal Real Estate Active Opportunities ETF $12,075	Russell 3000 Index $20,028	FTSE NAREIT All Equity REIT Index $12,409
05/22	$10,000	$10,000	$10,000
06/22	$9,799	$9,657	$9,734
09/22	$8,894	$9,226	$8,679
12/22	$9,108	$9,888	$9,038
03/23	$9,382	$10,598	$9,196
06/23	$9,306	$11,487	$9,307
09/23	$8,687	$11,113	$8,531
12/23	$10,092	$12,455	$10,065
03/24	$9,889	$13,703	$9,933
06/24	$9,855	$14,143	$9,844
09/24	$11,416	$15,024	$11,497
12/24	$10,518	$15,420	$10,560
03/25	$10,945	$14,692	$10,851
06/25	$10,973	$16,307	$10,750
09/25	$10,979	$17,640	$11,037
12/25	$10,759	$18,064	$10,800
03/26	$11,012	$17,349	$11,206
06/26	$12,075	$20,028	$12,409

Average Annual Total Returns

Table Summary
Name	1-Year	Since Inception May 18, 2022
Principal Real Estate Active Opportunities ETF	10.04%	4.69%
Russell 3000 Index	22.82%	18.37%
FTSE NAREIT All Equity REIT Index	15.43%	5.38%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Russell 3000 Index is the Fund's primary broad-based securities market index. The FTSE NAREIT All Equity REIT Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$25,611,549
  Total Number of Portfolio Holdings52
  Portfolio Turnover Rate53.1%
  Total Advisory Fees Paid$127,478

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	98.76%
Investment Companies	0.93%
Other Assets and Liabilities	0.31%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	98.76%
Money Market Funds	0.93%
Other Assets and Liabilities	0.31%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective 11/01/2025, the Fund's Objectives, Principal Investment Strategies and Risks were updated. Additionally on that date, the Fund changed from a non-transparent ETF to a fully transparent ETF.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF31AR-0

WDE

Principal Securitized Debt ETF

Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Securitized Debt ETF (the "Fund") for the period of May 20, 2026 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Securitized Debt ETF	$2Footnote Reference*	0.19%Footnote Reference†
Footnote	Description
Footnote*	Expenses are for the period from May 20, 2026, date operations commenced, through June 30, 2026. Expenses for the full reporting period would be higher.
Footnote†	Computed on an annualized basis.

Fund Statistics

  Net Assets$20,223,307
  Total Number of Portfolio Holdings41
  Portfolio Turnover Rate11.4%
  Total Advisory Fees Paid$3,805

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	67.03%
U.S. Government & Government Agency Obligations	39.09%
Investment Companies	2.41%
Other Assets and Liabilities	(8.53)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Mortgage Securities	67.67%
Asset Backed Securities	23.09%
Government	10.34%
Utilities	5.02%
Money Market Funds	2.41%
Other Assets and Liabilities	(8.53)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period May 20, 2026 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF40AR-0

PQDI

Principal Spectrum Preferred and Income ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Spectrum Preferred and Income ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred and Income ETF	$62	0.60%

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities and other income-producing securities. The preferred securities in which the Fund invests include, but are not limited to, preferred stock, certain depositary receipts, and various types of junior subordinated debt. The Fund invests significantly in securities that, at the time of issuance, are eligible to pay dividends that qualify for favorable U.S. federal income tax treatment, such as dividends treated as “qualified dividend income” (“QDI”). The Fund also invests in derivative instruments for hedging and income generation purposes. During the 12 months ending June 30, 2026, the 5-year U.S. Treasury note yield rose 49 basis points (“bps”) to a yield-to-worst (“YTW”) of 4.28%. Bond investor anxieties rose from fears of another trade war, uncertainty increased over the ongoing annual fiscal deficit, and a war with Iran spiked oil prices and reignited inflation fears. Despite rising U.S. Treasury yields, both the average price of the Fund’s investments and the YTW of the Fund’s investments increased. Credit spreads within the portfolio tightened to an option adjusted spread of +191 bps. Within the Fund’s benchmark, the ICE BofA 7% Constrained DRD Eligible Preferred Securities Index (“Index”), security average price declined, YTW rose, and credit spreads tightened to an option adjusted spread of +118 bps. The Fund was overweight in contingent convertible capital securities (“CoCos”) and overweight in limited recourse capital notes of Canadian banks which contributed to the excess return of the Fund compared to the Index. The Fund was underweight in $1000 par U.S. bank preferred securities and underweight in $25 par preferred stock which detracted from the performance of the Fund compared to the Index. The Fund’s income outpaced the Index for the year. Overall, the rising rate market conditions detracted from the Fund’s performance compared to the Index and tighter spreads contributed to the Fund’s performance compared to the Index.

How did the Fund perform since inception?

Table Summary
	Principal Spectrum Preferred and Income ETF $13,310	Bloomberg Global Aggregate Index $9,504	ICE BofA 7% Constrained DRD Eligible Preferred Securities Index $11,922
06/20	$10,000	$10,000	$10,000
06/20	$10,065	$10,011	$10,000
09/20	$10,470	$10,278	$10,522
12/20	$11,048	$10,615	$10,992
03/21	$11,030	$10,142	$10,898
06/21	$11,343	$10,275	$11,260
09/21	$11,417	$10,184	$11,283
12/21	$11,387	$10,116	$11,238
03/22	$10,875	$9,492	$10,475
06/22	$10,235	$8,708	$9,627
09/22	$10,020	$8,103	$9,565
12/22	$10,296	$8,472	$9,666
03/23	$10,050	$8,727	$9,634
06/23	$10,235	$8,593	$9,625
09/23	$10,357	$8,285	$9,597
12/23	$10,934	$8,956	$10,236
03/24	$11,335	$8,770	$10,746
06/24	$11,529	$8,673	$10,807
09/24	$12,019	$9,278	$11,397
12/24	$12,029	$8,805	$11,188
03/25	$12,160	$9,037	$11,243
06/25	$12,492	$9,445	$11,410
09/25	$12,860	$9,501	$11,796
12/25	$13,042	$9,524	$11,823
03/26	$12,953	$9,422	$11,689
06/26	$13,310	$9,504	$11,922

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	Since Inception June 16, 2020
Principal Spectrum Preferred and Income ETF	6.76%	3.27%	4.82%
Bloomberg Global Aggregate Index	0.62%	-1.55%	-0.84%
ICE BofA 7% Constrained DRD Eligible Preferred Securities Index	4.49%	1.15%	2.95%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA 7% Constrained DRD Eligible Preferred Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$69,972,478
  Total Number of Portfolio Holdings102
  Portfolio Turnover Rate41.1%
  Total Advisory Fees Paid$387,619

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	83.93%
Preferred Stocks	14.73%
Investment Companies	0.85%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	95.82%
Communications	1.17%
Government	1.08%
Money Market Funds	0.85%
Energy	0.59%
Other Assets and Liabilities	0.49%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective 11/01/2025, Spectrum Tax-Advantaged Dividend Active ETF changed its name to Spectrum Preferred and Income ETF.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF26AR-0

PREF

Principal Spectrum Preferred Securities Active ETF

Principal U.S. Listing Exchange: NYSE Arca

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Spectrum Preferred Securities Active ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Spectrum Preferred Securities Active ETF	$57	0.55%

Management's Discussion of Fund Performance

The Fund seeks to provide current income. Under normal circumstances, the Fund invests at least 80% of its net assets in preferred securities. Examples of preferred securities include preferred stock, certain depositary receipts, and various types of junior subordinated debt (such debt generally includes the contractual ability to defer payment of interest without accelerating an immediate default event). It concentrates its investments (invests more than 25% of its net assets) in securities in one or more industries within the financial services sector. During the 12 months ending June 30, 2026, the 5-year U.S. Treasury note yield rose 49 basis points (“bps”) to a yield-to-worst (“YTW”) of 4.28%. Bond investor anxieties rose from fears of another trade war, uncertainty increased over the ongoing annual fiscal deficit, and a war with Iran spiked oil prices and reignited inflation fears. Despite rising U.S. Treasury yields, both the average price of the Fund’s investments and the YTW of the Fund’s investments increased. Credit spreads within the portfolio tightened to an option adjusted spread of +169 bps. The Fund’s benchmark, the ICE BofA U.S. Investment Grade Institutional Capital Securities Index (“Index”), also experienced an increase in security average price and YTW, along with tightening credit spreads, although to a lesser extent than the Fund. The Fund was overweight in $1000 par U.S. bank preferred securities and overweight in limited recourse capital notes of Canadian banks which contributed to the excess return of the Fund compared to the Index. The Fund was underweight in corporate hybrids and underweight in insurance hybrids which detracted from the Fund’s performance compared to the Index. The Fund’s income lagged the Index for the year, but this was more than offset by the Fund’s lower duration and better spread performance. Overall, the rising rate market conditions detracted from the Fund’s performance compared to the Index and tighter spreads contributed to the Fund’s performance compared to the Index.

How did the Fund perform since inception?

Table Summary
	Principal Spectrum Preferred Securities Active ETF $14,503	Bloomberg Global Aggregate Index $10,682	ICE BofA US Investment Grade Institutional Capital Securities Index $15,374
07/17	$10,000	$10,000	$10,000
09/17	$10,228	$10,241	$10,163
12/17	$10,267	$10,351	$10,224
03/18	$10,062	$10,492	$10,036
06/18	$9,936	$10,200	$9,989
09/18	$10,054	$10,106	$10,163
12/18	$9,706	$10,227	$9,763
03/19	$10,358	$10,452	$10,495
06/19	$10,726	$10,797	$10,926
09/19	$11,098	$10,874	$11,262
12/19	$11,393	$10,927	$11,576
03/20	$9,992	$10,891	$10,468
06/20	$11,200	$11,253	$11,485
09/20	$11,730	$11,552	$11,988
12/20	$12,248	$11,932	$12,528
03/21	$12,151	$11,399	$12,441
06/21	$12,480	$11,549	$12,784
09/21	$12,624	$11,447	$12,906
12/21	$12,502	$11,370	$12,836
03/22	$11,787	$10,669	$12,175
06/22	$10,832	$9,788	$11,266
09/22	$10,649	$9,108	$11,159
12/22	$11,028	$9,522	$11,529
03/23	$11,039	$9,809	$11,656
06/23	$11,141	$9,659	$11,893
09/23	$11,215	$9,312	$11,935
12/23	$11,838	$10,067	$12,643
03/24	$12,370	$9,857	$13,106
06/24	$12,565	$9,748	$13,281
09/24	$13,125	$10,429	$13,911
12/24	$13,189	$9,897	$13,876
03/25	$13,360	$10,158	$14,099
06/25	$13,712	$10,616	$14,463
09/25	$14,004	$10,680	$14,880
12/25	$14,196	$10,705	$15,075
03/26	$14,131	$10,590	$15,029
06/26	$14,503	$10,682	$15,374

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	Since Inception July 10, 2017
Principal Spectrum Preferred Securities Active ETF	6.03%	3.12%	4.24%
Bloomberg Global Aggregate Index	0.62%	-1.55%	0.74%
ICE BofA US Investment Grade Institutional Capital Securities Index	6.29%	3.76%	4.91%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Bloomberg Global Aggregate Index is the Fund's primary broad-based securities market index. The ICE BofA US Investment Grade Institutional Capital Securities Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$1,771,145,456
  Total Number of Portfolio Holdings161
  Portfolio Turnover Rate34.1%
  Total Advisory Fees Paid$7,769,753

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Bonds	98.24%
Investment Companies	2.17%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Financial	67.48%
Utilities	16.69%
Energy	11.12%
Communications	2.17%
Money Market Funds	2.17%
Government	0.78%
Other Assets and Liabilities	(0.41)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF11AR-0

USMC

Principal U.S. Mega-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal U.S. Mega-Cap ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Mega-Cap ETF	$13	0.12%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with very large ("mega") market capitalizations. For this Fund, companies with mega capitalizations are those with market capitalizations in the top 50th percentile of the S&P 500 Index ("Index") at time of purchase. The Fund’s investments underperformed the Index over the year. All eleven sectors in the Index posted positive returns, led by information technology and energy. Financials and consumer staples lagged during the year. Sandisk Corp., Western Digital Corp., and Micron Technology Inc. outperformed within the Index, while Trade Desk Inc., Fiserv Inc., and Gartner Inc. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in Micron Technology Inc., Johnson & Johnson, and Exxon Mobil Corp. contributed to performance. Positioning in Netflix Inc., Mastercard Inc., and Costco Wholesale Corp. detracted from performance. The Fund’s factor exposure to size and high momentum contributed to performance, while exposure to high quality and low beta detracted from performance.

How did the Fund perform since inception?

Table Summary
	Principal U.S. Mega-Cap ETF $33,896	S&P 500 Index $33,813
10/17	$10,000	$10,000
12/17	$10,495	$10,508
03/18	$10,224	$10,428
06/18	$10,480	$10,786
09/18	$11,457	$11,618
12/18	$10,313	$10,047
03/19	$11,522	$11,418
06/19	$11,973	$11,910
09/19	$12,174	$12,112
12/19	$13,124	$13,211
03/20	$10,856	$10,622
06/20	$12,647	$12,804
09/20	$13,899	$13,947
12/20	$15,218	$15,641
03/21	$15,734	$16,607
06/21	$16,987	$18,027
09/21	$17,327	$18,132
12/21	$19,241	$20,131
03/22	$18,537	$19,206
06/22	$15,923	$16,113
09/22	$14,757	$15,326
12/22	$15,895	$16,485
03/23	$17,546	$17,721
06/23	$19,319	$19,270
09/23	$19,023	$18,640
12/23	$20,915	$20,819
03/24	$22,973	$23,017
06/24	$24,341	$24,003
09/24	$25,645	$25,415
12/24	$27,156	$26,028
03/25	$25,685	$24,916
06/25	$28,368	$27,642
09/25	$30,976	$29,888
12/25	$31,229	$30,682
03/26	$29,341	$29,352
06/26	$33,896	$33,813

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	Since Inception October 11, 2017
Principal U.S. Mega-Cap ETF	19.51%	14.82%	15.03%
S&P 500 Index	22.32%	13.41%	15.00%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

Fund Statistics

  Net Assets$3,567,445,934
  Total Number of Portfolio Holdings27
  Portfolio Turnover Rate23.9%
  Total Advisory Fees Paid$3,934,896

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.75%
Investment Companies	0.24%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Technology	31.99%
Financial	19.42%
Communications	15.89%
Consumer, Non-cyclical	11.85%
Consumer, Cyclical	10.07%
Industrial	6.58%
Energy	3.95%
Money Market Funds	0.24%
Other Assets and Liabilities	0.01%
Total Net Assets	100.00%

Material Fund Changes

This is a summary of certain changes of the Fund since June 30, 2025. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Effective November 1, 2025, the Fund's management fees were changed. The management fee was reduced from 0.15% to 0.12%. Additionally on that date, the Fund's contractual expense limit of 0.12% expired.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF16AR-0

PSC

Principal U.S. Small-Cap ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal U.S. Small-Cap ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal U.S. Small-Cap ETF	$44	0.38%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies with small market capitalizations. For this Fund, companies with small market capitalizations are those with market capitalizations within the range of companies comprising the Russell 2000 Index ("Index"). The Fund’s investments underperformed the Index over the year. All eleven sectors within the Index posted positive returns, led by information technology and healthcare, while consumer staples and utilities lagged. Erasca Inc., Terns Pharmaceuticals Inc., and Bloom Energy Corp. outperformed within the Index, while Trinseo PLC, zSpace Inc., and Sleep Number Corp. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in TTM Technologies Inc., Argan Inc., and DigitalOcean Holdings Inc. contributed to performance. Positioning in Dave Inc., Root Inc., and American Eagle Outfitters Inc. detracted from performance. The Fund’s factor exposure to high momentum and earnings yield contributed to performance. Exposure towards high quality and low beta, along with exposure away from book yield, detracted from performance. Stock selection within industrials, energy, and real estate contributed to performance, while selection in healthcare, information technology, and financials detracted.

How did the Fund perform since inception?

Table Summary
	Principal U.S. Small-Cap ETF $31,446	Russell 3000 Index $39,091	Russell 2000 Index $27,710
09/16	$10,000	$10,000	$10,000
09/16	$10,050	$10,034	$10,061
12/16	$11,074	$10,457	$10,950
03/17	$11,377	$11,057	$11,220
06/17	$11,606	$11,390	$11,496
09/17	$12,160	$11,911	$12,148
12/17	$12,562	$12,666	$12,554
03/18	$12,612	$12,584	$12,543
06/18	$13,599	$13,074	$13,515
09/18	$14,310	$14,005	$13,999
12/18	$11,387	$12,002	$11,171
03/19	$12,785	$13,688	$12,800
06/19	$12,941	$14,248	$13,068
09/19	$12,646	$14,414	$12,754
12/19	$13,558	$15,725	$14,022
03/20	$8,962	$12,439	$9,729
06/20	$11,423	$15,178	$12,202
09/20	$11,755	$16,576	$12,804
12/20	$15,370	$19,010	$16,821
03/21	$18,648	$20,216	$18,957
06/21	$19,886	$21,882	$19,771
09/21	$19,348	$21,860	$18,909
12/21	$20,347	$23,888	$19,314
03/22	$19,037	$22,627	$17,860
06/22	$16,342	$18,848	$14,789
09/22	$15,874	$18,006	$14,466
12/22	$17,100	$19,300	$15,367
03/23	$17,535	$20,685	$15,788
06/23	$18,562	$22,420	$16,609
09/23	$17,949	$21,691	$15,758
12/23	$20,268	$24,309	$17,968
03/24	$21,858	$26,745	$18,899
06/24	$21,265	$27,605	$18,280
09/24	$23,009	$29,325	$19,975
12/24	$22,782	$30,097	$20,041
03/25	$21,578	$28,676	$18,142
06/25	$23,731	$31,827	$19,684
09/25	$25,426	$34,430	$22,123
12/25	$25,840	$35,257	$22,608
03/26	$25,659	$33,862	$22,809
06/26	$31,446	$39,091	$27,710

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	Since Inception September 21, 2016
Principal U.S. Small-Cap ETF	32.54%	9.58%	12.43%
Russell 3000 Index	22.82%	12.31%	14.97%
Russell 2000 Index	40.78%	6.98%	10.99%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The Russell 3000 Index is the Fund's primary broad-based securities market index. The Russell 2000 Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$2,354,504,387
  Total Number of Portfolio Holdings509
  Portfolio Turnover Rate59.6%
  Total Advisory Fees Paid$5,725,027

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.65%
Investment Companies	0.39%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Non-cyclical	20.87%
Industrial	20.71%
Financial	20.67%
Technology	12.59%
Consumer, Cyclical	8.53%
Communications	5.38%
Energy	4.83%
Basic Materials	3.47%
Utilities	2.52%
Money Market Funds	0.39%
Government	0.08%
Other Assets and Liabilities	(0.04)%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF9AR-0

PY

Principal Value ETF

Principal U.S. Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report

June 30, 2026

This annual shareholder report contains important information about Principal Value ETF (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.PrincipalAM.com/ETFprospectuses or you can request information by contacting us at 1-800-222-5852 or emailing prospectus@principalfunds.com.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Principal Value ETF	$16	0.15%

Management's Discussion of Fund Performance

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of value companies. For this Fund, value companies are those (i) with market capitalizations within the range of companies comprising the S&P 500 Index and (ii) included within the S&P 500 Value Index ("Index"). Principal Global Investors, LLC ("PGI") uses a proprietary quantitative model designed to identify equity securities of mid- to large-capitalization companies in the S&P 500 Index that exhibit higher degrees of shareholder yield (meaning how much money a company distributes to shareholders through dividends and share repurchases). The Fund’s investments underperformed the Index over the year. Ten of the eleven sectors in the Index posted positive returns, led by information technology and energy. Communication services and consumer discretionary lagged during the year. Western Digital Corp., Seagate Technology Holdings PLC, and Intel Corp. outperformed within the Index, while Charter Communications Inc., CoStar Group Inc., and Intuit Inc. underperformed. High beta and high momentum stocks outperformed during the year, while high quality stocks underperformed. The Fund’s positioning in Caterpillar Inc., Dell Technologies Inc., and Invesco Ltd. contributed to performance. Positioning in Intuit Corp., Accenture PLC, and Salesforce Inc. detracted from performance. The Fund’s factor exposure to value oriented factors contributed to performance, while exposure to smaller size, lower momentum, and higher quality detracted from performance. Stock selection within consumer discretionary, financials, and healthcare contributed to performance. Selection in information technology, consumer staples, and industrials detracted from performance.

How did the Fund perform over the last 10 years?

Table Summary
	Principal Value ETF $28,241	S&P 500 Index $42,271	S&P 500 Value Index $24,402
06/16	$10,000	$10,000	$10,000
09/16	$10,488	$10,385	$10,227
12/16	$11,472	$10,782	$10,906
03/17	$11,895	$11,436	$11,198
06/17	$12,129	$11,790	$11,298
09/17	$12,674	$12,318	$11,618
12/17	$13,636	$13,136	$12,277
03/18	$13,484	$13,037	$11,766
06/18	$13,737	$13,484	$11,855
09/18	$14,316	$14,524	$12,468
12/18	$11,958	$12,560	$10,890
03/19	$13,291	$14,275	$12,140
06/19	$13,833	$14,889	$12,548
09/19	$14,031	$15,142	$12,821
12/19	$15,107	$16,515	$14,007
03/20	$10,060	$13,279	$10,383
06/20	$12,318	$16,006	$11,660
09/20	$12,611	$17,436	$12,137
12/20	$15,495	$19,554	$13,804
03/21	$18,459	$20,761	$15,204
06/21	$18,789	$22,536	$15,880
09/21	$19,273	$22,667	$15,660
12/21	$20,877	$25,167	$16,869
03/22	$20,672	$24,009	$16,752
06/22	$18,288	$20,144	$14,780
09/22	$17,527	$19,160	$13,839
12/22	$19,822	$20,609	$15,628
03/23	$19,618	$22,154	$16,350
06/23	$20,266	$24,091	$17,348
09/23	$19,341	$23,302	$16,558
12/23	$21,634	$26,026	$18,718
03/24	$23,380	$28,774	$20,107
06/24	$23,076	$30,006	$19,574
09/24	$25,289	$31,773	$21,225
12/24	$25,275	$32,538	$20,547
03/25	$25,047	$31,148	$20,502
06/25	$25,391	$34,556	$21,007
09/25	$27,078	$37,364	$22,201
12/25	$27,232	$38,356	$22,800
03/26	$26,866	$36,694	$22,699
06/26	$28,241	$42,271	$24,402

Average Annual Total Returns

Table Summary
Name	1-Year	5-Years	10-Years
Principal Value ETF	11.32%	7.77%	10.94%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Value Index	16.16%	8.97%	9.33%

Past performance is not a good predictor of the Fund's future performance. The graph above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The table and graph above do not reflect the impact of taxes. If they did, performance would be lower. Visit www.PrincipalAM.com/ETF for more recent performance information.

The S&P 500 Index is the Fund's primary broad-based securities market index. The S&P 500 Value Index is included as an additional index for the Fund as it shows how the Fund's performance compares with the returns of an index of funds with similar investment objectives.

Fund Statistics

  Net Assets$221,514,977
  Total Number of Portfolio Holdings99
  Portfolio Turnover Rate95.4%
  Total Advisory Fees Paid$257,790

Graphical Representation of Holdings

Portfolio Allocation

Table Summary
Asset Weighting	Percent of Net Assets
Common Stocks	99.51%
Investment Companies	0.35%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Sector Allocation

Table Summary
Sector	Percent of Net Assets
Consumer, Non-cyclical	22.42%
Technology	20.90%
Financial	17.15%
Communications	11.13%
Consumer, Cyclical	10.48%
Industrial	9.00%
Energy	5.25%
Utilities	1.82%
Basic Materials	1.36%
Money Market Funds	0.35%
Other Assets and Liabilities	0.14%
Total Net Assets	100.00%

Material Fund Changes

There were no material changes to the Fund for the period July 1, 2025 to June 30, 2026. For more complete information, you may review the Fund's most recent prospectus, which we expect to be effective by November 1 or upon request at www.PrincipalAM.com/ETFprospectuses.

Changes in and Disagreements with Accountants

During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Additional Information

The Fund's most recent prospectus, statement of additional information, financial statements and additional information, complete schedules of investments for the first and third quarters of each fiscal year, and proxy voting record can be found at www.PrincipalAM.com/ETFprospectuses. Did you know that our Tax Center can provide answers to your tax-related questions on your account? Visit our website at www.Principal.com/tax-center for more information.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder reports will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at 1-800-222-5852. Householding will be stopped within 30 days after we receive your request.

ETF5AR-0

(b) Not applicable.

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 19(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Frances Grieb, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

June 30, 2025 - $240,603

June 30, 2026 - $361,678

(b) Audit-Related Fees. Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A. Ernst & Young has billed the following amounts for those services.

June 30, 2025 - $5,775

June 30, 2026 - $5,775

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees. Ernst & Young reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this review, Ernst & Young reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

June 30, 2025 - $87,861

June 30, 2026 - $106,128

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) All Other Fees. Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy. The audit committee of the registrant has adopted the following pre-approval policy:

The Principal Funds Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor. This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Boards of Trustees of Principal Exchange-Traded Funds (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.	The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds. For the purposes of this policy, Prohibited Services are:

●	Services that are subject to audit procedure during a financial statement audit;
●	Services where the auditor would act on behalf of management;
●	Services where the auditor is an advocate to the client's position in an adversarial proceeding;
●	Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
●	Financial information systems design and implementation;
●	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
●	Actuarial services;
●	Internal audit functions or human resources;
●	Broker or dealer, investment advisor, or investment banking services;
●	Legal services and expert services unrelated to the audit;
●	Tax planning services related to listed, confidential and aggressive transactions;
●	Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
●	Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible; and
●	Any other service that the International Ethics Standards Board for Accountants (IESBA) determines, by regulation, is impermissible.

2.	(A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval and pre-concurrence a detailed description of each particular service, excluding tax services, for which pre-approval and pre-concurrence is sought, and the corresponding range of fees for such service. The Committee may delegate pre-approval and pre-concurrence authority to one or more of its members provided such delegated member(s) shall present a report of any services so pre-approved and pre-concurred to the full Committee at its next regularly scheduled meeting. The Committee Chairperson is presently so appointed pursuant to this policy, and shall have pre-approval and pre-concurrence authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre- approval and pre-concurrence a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services. For all non-audit services, including tax services, the primary independent auditor will perform an assessment of the potential effects of such services on the audit firm’s independence and provide the Committee in writing its conclusion that the threat created by the level of non-audit services is deemed to be at an acceptable level.

In considering whether to grant pre-approval and pre-concurrence with respect to the primary independent auditor’s provision of non-audit services, the Committee (or the delegated member(s), as applicable) will consider whether the services are compatible with the maintenance of such auditor's independence. The Committee (or the delegated member(s), as applicable) will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.	The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds. Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds as well as any controlled subsidiary.

4.	Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB. The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor. In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.	The Committee shall monitor that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period. All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.	Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee. Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC. Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.	For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers or otherwise “interested persons” (as defined in the Investment Company Act of 1940) of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.	The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on June 10, 2025).

(e) (2) Pre-Approval Waivers. There were no services, or 0%, provided by the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g) The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

June 30, 2025 - $426,455

June 30, 2026 - $319,132

(h) The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) The registrant has not been identified by the Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position of authority in that jurisdiction.

(j) the registrant is not a foreign issuer.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The members of the audit committee are Craig Damos, Frances Grieb, Victor Hymes, and Sharmila Chatterjee.

(b) Not applicable.

ITEM 6 –INVESTMENTS

Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 7 – FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) Financial Statements

(b) Financial Highlights

Principal Exchange-Traded Funds
Annual
Financial Statements
and Additional Information
June 30, 2026

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee
Not insured by any Federal government agency
Financial Statements (N-CSR Item 7) 1
Notes to Financial Statements 29
Schedules of Investments 43
Financial Highlights (Includes performance information) 82
Report of Independent Registered Public Accounting Firm 98
Unaudited Supplemental Information 100
Changes in and Disagreements with Accountants (N-CSR Item 8) 102
Proxy Disclosures (N-CSR Item 9) 103
Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) 104
Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11) 105

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2026
Principal Active
High Yield ETF
Principal Capital
Appreciation Select
ETF Principal CLO ETF
Investment in securities - at cost ............................................ $ 569,690,038 $ 1,766,879,989 $ 14,973,930
Investment in affiliated funds - at cost ........................................ $ 20,836,840 $ — $ —
Assets
–
Investment in securities - at value ............................................ $ 570,821,408
(a)
$ 1,836,010,471 $ 14,965,540
Investment in affiliated funds - at value ........................................ 20,836,840 — —
Cash ................................................................. 626,557 20,678 —
Receivables:
Dividends and interest ................................................. 11,041,572 370,195 145,739
Securities lending income ............................................... 18,174 — —
Investment securities sold ............................................... 2,065,963 1,293,916 —
Total Assets 605,410,514 1,837,695,260 15,111,279
Liabilities
Accrued management and investment advisory fees ............................... 180,079 89,386 2,355
Payables: – – –
Investment securities purchased .......................................... 11,546,874 10,886,738 —
Fund shares redeemed ................................................. — 1,327,138 —
Collateral obligation on securities loaned - at value ................................ 20,836,840 — —
Total Liabilities 32,563,793 12,303,262 2,355
Net Assets Applicable to Outstanding Shares .................................. $ 572,846,721 $ 1,825,391,998 $ 15,108,924
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................... $ 593,970,207 $ 1,757,579,115 $ 15,041,203
Total distributable earnings (accumulated loss) ................................... (21,123,486) 67,812,883 67,721
Total Net Assets $ 572,846,721 $ 1,825,391,998 $ 15,108,924
Net Asset Value Per Share:
Net assets ............................................................. $ 572,846,721 $ 1,825,391,998 $ 15,108,924
Shares issued and outstanding .............................................. 30,150,000 55,020,001 600,001
Net asset value per share ................................................... $ 19 .00 $ 33 .18 $ 25 .18
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2026
Principal Focused
Blue Chip ETF
Principal Inflation
Protection ETF
Principal
International
Equity ETF
Investment in securities - at cost ............................................ $ 207,337,634 $ 11,358,108 $ 1,130,579,209
Foreign currency - at cost ................................................. $ — $ — $ 456,498
Assets
–
Investment in securities - at value ............................................ $ 218,204,106 $ 11,208,391 $ 1,334,104,473
Foreign currency - at value ................................................. — — 455,027
Cash ................................................................. 43,638 — —
Receivables:
Dividends and interest ................................................. 22,807 33,381 1,228,762
Securities lending income ............................................... 98 — 27,521
Investment securities sold ............................................... 1,694,481 109,935 445,738
Total Assets 219,965,130 11,351,707 1,336,261,521
Liabilities
Accrued management and investment advisory fees ............................... 105,037 1,691 530,240
Payables: – – –
Investment securities purchased .......................................... 1,626,714 114,094 6,333,410
Total Liabilities 1,731,751 115,785 6,863,650
Net Assets Applicable to Outstanding Shares .................................. $ 218,233,379 $ 11,235,922 $ 1,329,397,871
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................... $ 209,110,030 $ 11,255,701 $ 1,107,197,286
Total distributable earnings (accumulated loss) ................................... 9,123,349 (19,779) 222,200,585
Total Net Assets $ 218,233,379 $ 11,235,922 $ 1,329,397,871
Net Asset Value Per Share:
Net assets ............................................................. $ 218,233,379 $ 11,235,922 $ 1,329,397,871
Shares issued and outstanding .............................................. 6,040,001 450,001 37,260,001
Net asset value per share ................................................... $ 36 .13 $ 24 .97 $ 35 .68

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2026
Principal
Investment Grade
Corporate ETF
(a)
Principal Long
Duration ETF
Principal Quality
ETF
Investment in securities - at cost ............................................ $ 200,177,098 $ 11,386,008 $ 27,050,645
Investment in affiliated funds - at cost ........................................ $ 209,000 $ — $ —
Assets
–
Investment in securities - at value ............................................ $ 199,354,641
(b)
$ 11,834,355 $ 28,784,494
Investment in affiliated funds - at value ........................................ 209,000 — —
Cash ................................................................. 8 — 656
Deposits with counterparty ................................................. 177,036 — —
Receivables:
Dividends and interest ................................................. 2,647,538 76 22,731
Securities lending income ............................................... 119 — —
Investment securities sold ............................................... 557,896 30,151 —
Variation margin on futures ............................................. 36,297 — —
Total Assets 202,982,535 11,864,582 28,807,881
Liabilities
Accrued management and investment advisory fees ............................... 28,897 1,740 3,520
Payables: – – –
Investment securities purchased .......................................... 3,610,561 23,425 —
Collateral obligation on securities loaned - at value ................................ 209,000 — —
Total Liabilities 3,848,458 25,165 3,520
Net Assets Applicable to Outstanding Shares .................................. $ 199,134,077 $ 11,839,417 $ 28,804,361
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................... $ 219,276,619 $ 11,325,038 $ 39,932,925
Total distributable earnings (accumulated loss) ................................... (20,142,542) 514,379 (11,128,564)
Total Net Assets $ 199,134,077 $ 11,839,417 $ 28,804,361
Net Asset Value Per Share:
Net assets ............................................................. $ 199,134,077 $ 11,839,417 $ 28,804,361
Shares issued and outstanding .............................................. 9,650,001 450,001 380,001
Net asset value per share ................................................... $ 20 .64 $ 26 .31 $ 75 .80
(a)
Effective April 21, 2026, Principal Investment Grade Corporate Active ETF changed its name to Principal Investment Grade Corporate ETF.
(b)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2026
Principal Real
Estate Active
Opportunities ETF
Principal
Securitized Debt
ETF
Principal Spectrum
Preferred and
Income ETF
(a)
Investment in securities - at cost ............................................ $ 22,616,205 $ 21,918,590 $ 68,703,391
Foreign currency - at cost ................................................. $ 3 $ — $ —
Assets
–
Investment in securities - at value ............................................ $ 25,532,817 $ 21,948,022 $ 69,629,765
Foreign currency - at value ................................................. 3 — —
Cash ................................................................. — 7,564 2
Receivables:
Dividends and interest ................................................. 96,220 129,747 671,056
Investment securities sold ............................................... 105,166 — 210,053
Total Assets 25,734,206 22,085,333 70,510,876
Liabilities
Accrued management and investment advisory fees ............................... 12,629 3,145 34,170
Payables: – – –
Investment securities purchased .......................................... 110,028 1,858,881 504,228
Total Liabilities 122,657 1,862,026 538,398
Net Assets Applicable to Outstanding Shares .................................. $ 25,611,549 $ 20,223,307 $ 69,972,478
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................... $ 22,972,241 $ 20,056,177 $ 69,352,131
Total distributable earnings (accumulated loss) ................................... 2,639,308 167,130 620,347
Total Net Assets $ 25,611,549 $ 20,223,307 $ 69,972,478
Net Asset Value Per Share:
Net assets ............................................................. $ 25,611,549 $ 20,223,307 $ 69,972,478
Shares issued and outstanding .............................................. 940,001 800,001 3,600,001
Net asset value per share ................................................... $ 27 .25 $ 25 .28 $ 19 .44
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF changed its name to Principal Spectrum Preferred and Income ETF.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2026
Principal Spectrum
Preferred Securities
Active ETF
Principal U.S.
Mega-Cap ETF
Principal U.S.
Small-Cap ETF
Investment in securities - at cost ............................................ $ 1,710,548,292 $ 2,777,895,560 $ 1,948,736,384
Investment in affiliated funds - at cost ........................................ $ 32,168,635 $ — $ 2,751,999
Assets
–
Investment in securities - at value ............................................ $ 1,746,282,618
(a)
$ 3,567,228,454 $ 2,352,624,037
(a)
Investment in affiliated funds - at value ........................................ 32,168,635 — 2,751,999
Cash ................................................................. 43 286,553 —
Receivables:
Dividends and interest ................................................. 21,272,771 44,226 1,206,180
Securities lending income ............................................... 12,332 — 5,034
Investment securities sold ............................................... 8,074,534 — 1,265,243
Fund shares sold ..................................................... — 75,587,226 26,627,944
Total Assets 1,807,810,933 3,643,146,459 2,384,480,437
Liabilities
Accrued management and investment advisory fees ............................... 791,112 340,348 690,277
Payables: – – –
Investment securities purchased .......................................... 3,705,730 75,360,177 26,533,774
Collateral obligation on securities loaned - at value ................................ 32,168,635 — 2,751,999
Total Liabilities 36,665,477 75,700,525 29,976,050
Net Assets Applicable to Outstanding Shares .................................. $ 1,771,145,456 $ 3,567,445,934 $ 2,354,504,387
0 .00%! 0 .00%! 0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital ..................................... $ 1,726,256,222 $ 2,973,675,995 $ 2,177,270,758
Total distributable earnings (accumulated loss) ................................... 44,889,234 593,769,939 177,233,629
Total Net Assets $ 1,771,145,456 $ 3,567,445,934 $ 2,354,504,387
Net Asset Value Per Share:
Net assets ............................................................. $ 1,771,145,456 $ 3,567,445,934 $ 2,354,504,387
Shares issued and outstanding .............................................. 93,000,005 48,140,001 33,600,001
Net asset value per share ................................................... $ 19 .04 $ 74 .11 $ 70 .07
(a)
Includes fair market value of securities loaned, see 'Securities Lending' in Notes to Financial Statements.

See accompanying notes.
Statements of Assets and Liabilities
Principal Exchange-Traded Funds
June 30, 2026
Principal Value
ETF
Investment in securities - at cost ................................................................................. $ 215,409,151
Assets
–
Investment in securities - at value ................................................................................. $ 221,194,844
Receivables:
Dividends and interest ...................................................................................... 340,646
Securities lending income .................................................................................... 50
Federal income tax refund ................................................................................... 1,535
Fund shares sold .......................................................................................... 1,077,921
Total Assets 222,614,996
Liabilities
Accrued management and investment advisory fees .................................................................... 27,149
Payables: –
Investment securities purchased ............................................................................... 1,072,870
Total Liabilities 1,100,019
Net Assets Applicable to Outstanding Shares ....................................................................... $ 221,514,977
0 .00%!
Net Assets Consist of:
Capital shares and additional paid-in-capital .......................................................................... $ 267,707,936
Total distributable earnings (accumulated loss) ........................................................................ (46,192,959)
Total Net Assets $ 221,514,977
Net Asset Value Per Share:
Net assets .................................................................................................. $ 221,514,977
Shares issued and outstanding ................................................................................... 4,110,001
Net asset value per share ........................................................................................ $ 53 .90

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2026
–
Principal Active
High Yield ETF
Principal Capital
Appreciation Select
ETF
Principal CLO
ETF
(a)
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 448,723 $ 1,740,357 $ 1,689
Withholding tax ....................................................... — (16,054) —
Interest ............................................................ 33,356,974 14 77,429
Securities lending - net .................................................. 314,782 60 —
Total Income 34,120,479 1,724,377 79,118
Expenses:
Management and investment advisory fees ................................... 1,760,842 449,956 2,857
Total Expenses 1,760,842 449,956 2,857
Net Investment Income (Loss) 32,359,637 1,274,421 76,261
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................. (4,922,031) (2,209,315) (150)
In-kind redemptions .................................................... — 3,134,453 —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (768,319) 67,422,942 (8,390)
Net Realized and Unrealized Gain (Loss) on investments
(5,690,350) 68,348,080 (8,540)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 26,669,287 $ 69,622,501 $ 67,721
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2026
–
Principal Focused
Blue Chip ETF
Principal Inflation
Protection ETF
(a)
Principal
International
Equity ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 792,014 $ 374 $ 28,366,545
Withholding tax ....................................................... (16,415) — (2,508,406)
Interest ............................................................ 48 133,050 882
Securities lending - net .................................................. 1,210 — 48,030
Total Income 776,857 133,424 25,907,051
Expenses:
Management and investment advisory fees ................................... 1,073,391 2,036 5,485,721
Total Expenses 1,073,391 2,036 5,485,721
Net Investment Income (Loss) (296,534) 131,388 20,421,330
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................. (1,527,772) (1,450) 19,938,426
In-kind redemptions .................................................... 3,865,558 — 43,735,967
Foreign currency transactions ............................................. — — (841,642)
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (4,940,780) (149,717) 148,437,768
Translation of assets and liabilities in foreign currencies .......................... — — (3,139)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
(2,602,994) (151,167) 211,267,380
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (2,899,528) $ (19,779) $ 231,688,710
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2026
–
Principal
Investment Grade
Corporate ETF
(a)
Principal Long
Duration ETF
(b)
Principal Quality
ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 90,467 $ 220 $ 315,602
Interest ............................................................ 7,757,484 60,968 —
Securities lending - net .................................................. 3,766 — —
Total Income 7,851,717 61,188 315,602
Expenses:
Management and investment advisory fees ................................... 282,510 2,092 60,045
Total Expenses 282,510 2,092 60,045
Net Investment Income (Loss) 7,569,207 59,096 255,557
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ................................................. 347,187 6,936 (1,406,110)
In-kind redemptions .................................................... — — 9,651,515
Futures contracts ...................................................... 21,788 — —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (1,813,559) 448,347 (6,581,682)
Futures contracts ...................................................... 42,686 — —
Net Realized and Unrealized Gain (Loss) on investments and futures
(1,401,898) 455,283 1,663,723
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,167,309 $ 514,379 $ 1,919,280
(a)
Effective April 21, 2026, Principal Investment Grade Corporate Active ETF changed its name to Principal Investment Grade Corporate ETF.
(b)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2026
–
Principal Real
Estate Active
Opportunities ETF
Principal
Securitized Debt
ETF
(a)
Principal Spectrum
Preferred and
Income ETF
(b)
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 759,682 $ 7,701 $ 584,279
Withholding tax ....................................................... (13,126) — —
Interest ............................................................ 72 127,403 3,456,531
Total Income 746,628 135,104 4,040,810
Expenses:
Management and investment advisory fees ................................... 127,478 3,805 387,619
Total Expenses 127,478 3,805 387,619
Net Investment Income (Loss) 619,150 131,299 3,653,191
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions ................................................. (403,109) 6,399 964,076
Foreign currency transactions ............................................. (325) — —
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... 2,135,917 29,432 (505,780)
Translation of assets and liabilities in foreign currencies .......................... (66) — —
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
1,732,417 35,831 458,296
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,351,567 $ 167,130 $ 4,111,487
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.
(b)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF changed its name to Principal Spectrum Preferred and Income ETF.

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2026
–
Principal Spectrum
Preferred Securities
Active ETF
Principal U.S.
Mega-Cap ETF
Principal U.S.
Small-Cap ETF
Net Investment Income (Loss)
Income:
Dividends ........................................................... $ 437,219 $ 30,246,916 $ 15,468,096
Withholding tax ....................................................... — — (40,184)
Interest ............................................................ 80,026,555 2,257 3,306
Securities lending - net .................................................. 105,185 — 74,146
Total Income 80,568,959 30,249,173 15,505,364
Expenses:
Management and investment advisory fees ................................... 7,769,753 4,280,531 5,725,027
Total Gross Expenses 7,769,753 4,280,531 5,725,027
Less: Reimbursement from Advisor ............................................ — 345,635 —
Total Net Expenses 7,769,753 3,934,896 5,725,027
Net Investment Income (Loss) 72,799,206 26,314,277 9,780,337
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ................................................. 29,763,299 (57,208,767) (43,049,129)
In-kind redemptions .................................................... — 416,417,546 157,064,733
Net change in unrealized appreciation (depreciation) of:
Investments ......................................................... (20,577,435) 204,758,763 355,554,818
Net Realized and Unrealized Gain (Loss) on investments
9,185,864 563,967,542 469,570,422
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 81,985,070 $ 590,281,819 $ 479,350,759

See accompanying notes.
Statements of Operations
Principal Exchange-Traded Funds
Year Ended June 30, 2026
–
Principal Value
ETF
Net Investment Income (Loss)
Income:
Dividends ................................................................................................ $ 3,678,170
Interest ................................................................................................. 417
Securities lending - net ....................................................................................... 206
Total Income 3,678,793
Expenses:
Management and investment advisory fees ........................................................................ 257,790
Total Expenses 257,790
Net Investment Income (Loss) 3,421,003
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ...................................................................................... (12,340,347)
In-kind redemptions ......................................................................................... 23,886,348
Net change in unrealized appreciation (depreciation) of:
Investments .............................................................................................. 3,476,108
Net Realized and Unrealized Gain (Loss) on investments
15,022,109
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 18,443,112

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Active High Yield ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 32,359,637 $ 19,284,182
Net realized gain (loss) on investments ................................................................ (4,922,031) 522,286
Net change in unrealized appreciation (depreciation) of investments ........................................... (768,319) 1,721,026
Net Increase (Decrease) in Net Assets Resulting from Operations 26,669,287 21,527,494
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (32,042,312) (19,176,083)
Total Dividends and Distributions (32,042,312) (19,176,083)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 260,499,265 102,377,816
Total Increase (Decrease) in Net Assets 255,126,240 104,729,227
Net Assets
Beginning of period ............................................................................. 317,720,481 212,991,254
End of period .................................................................................. $ 572,846,721 $ 317,720,481
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 260,499,265 $ 129,705,187
Redeemed ................................................................................. — (27,327,371)
Net Increase (Decrease) $ 260,499,265 $ 102,377,816
Shares:
Sold ..................................................................................... 13,650,000 6,750,000
Redeemed ................................................................................. — (1,450,000)
Net Increase (Decrease) 13,650,000 5,300,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Capital Appreciation Select
ETF
Year Ended
June 30, 2026
Period Ended
June 30, 2025
(a)
Operations
Net investment income (loss) ...................................................................... $ 1,274,421 $ 33,154
Net realized gain (loss) on investments ................................................................ 925,138 (233,160)
Net change in unrealized appreciation (depreciation) of investments ........................................... 67,422,942 1,707,540
Net Increase (Decrease) in Net Assets Resulting from Operations 69,622,501 1,507,534
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (195,644) —
Total Dividends and Distributions (195,644) —
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 1,732,903,198 21,554,409
Total Increase (Decrease) in Net Assets 1,802,330,055 23,061,943
Net Assets
Beginning of period ............................................................................. 23,061,943 —
End of period .................................................................................. $ 1,825,391,998 $ 23,061,943
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 1,746,540,944 $ 21,554,409
Redeemed ................................................................................. (13,637,746) —
Net Increase (Decrease) $ 1,732,903,198 $ 21,554,409
Shares:
Sold ..................................................................................... 54,600,000 860,001
Redeemed ................................................................................. (440,000) —
Net Increase (Decrease) 54,160,000 860,001
(a)
Period from March 25, 2025, date operations commenced, through June 30, 2025.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal CLO
ETF
Period Ended
June 30, 2026
(a)
Operations
Net investment income (loss) ....................................................................................... $ 76,261
Net realized gain (loss) on investments ................................................................................. (150)
Net change in unrealized appreciation (depreciation) of investments ............................................................ (8,390)
Net Increase (Decrease) in Net Assets Resulting from Operations 67,721
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 15,041,203
Total Increase (Decrease) in Net Assets 15,108,924
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 15,108,924
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 15,041,203
Redeemed .................................................................................................. —
Net Increase (Decrease) $ 15,041,203
Shares:
Sold ...................................................................................................... 600,001
Redeemed .................................................................................................. —
Net Increase (Decrease) 600,001
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Focused Blue Chip ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ (296,534) $ 11,340
Net realized gain (loss) on investments ................................................................ 2,337,786 5,406,398
Net change in unrealized appreciation (depreciation) of investments ........................................... (4,940,780) 9,336,784
Net Increase (Decrease) in Net Assets Resulting from Operations (2,899,528) 14,754,522
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ — (905,324)
Total Dividends and Distributions — (905,324)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 86,444,266 73,295,454
Total Increase (Decrease) in Net Assets 83,544,738 87,144,652
Net Assets
Beginning of period ............................................................................. 134,688,641 47,543,989
End of period .................................................................................. $ 218,233,379 $ 134,688,641
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 104,191,244 $ 91,525,843
Redeemed ................................................................................. (17,746,978) (18,230,389)
Net Increase (Decrease) $ 86,444,266 $ 73,295,454
Shares:
Sold ..................................................................................... 2,840,000 2,740,000
Redeemed ................................................................................. (480,000) (540,000)
Net Increase (Decrease) 2,360,000 2,200,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Inflation
Protection ETF
Period Ended
June 30, 2026
(a)
Operations
Net investment income (loss) ....................................................................................... $ 131,388
Net realized gain (loss) on investments ................................................................................. (1,450)
Net change in unrealized appreciation (depreciation) of investments ............................................................ (149,717)
Net Increase (Decrease) in Net Assets Resulting from Operations (19,779)
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 11,255,701
Total Increase (Decrease) in Net Assets 11,235,922
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 11,235,922
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 11,255,701
Redeemed .................................................................................................. —
Net Increase (Decrease) $ 11,255,701
Shares:
Sold ...................................................................................................... 450,001
Redeemed .................................................................................................. —
Net Increase (Decrease) 450,001
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal International Equity ETF
Year Ended
June 30, 2026
Period Ended
June 30, 2025
(a)
Operations
Net investment income (loss) ...................................................................... $ 20,421,330 $ 11,683,286
Net realized gain (loss) on investments and foreign currencies ............................................... 62,832,751 64,041
Net change in unrealized appreciation (depreciation) of investments and foreign currencies .......................... 148,434,629 55,098,930
Net Increase (Decrease) in Net Assets Resulting from Operations 231,688,710 66,846,257
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (15,199,961) (40,001)
Total Dividends and Distributions (15,199,961) (40,001)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 342,347,399 703,755,467
Total Increase (Decrease) in Net Assets 558,836,148 770,561,723
Net Assets
Beginning of period ............................................................................. 770,561,723 —
End of period .................................................................................. $ 1,329,397,871 $ 770,561,723
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 579,970,132 $ 752,854,776
Redeemed ................................................................................. (237,622,733) (49,099,309)
Net Increase (Decrease) $ 342,347,399 $ 703,755,467
Shares:
Sold ..................................................................................... 17,480,000 28,300,001
Redeemed ................................................................................. (6,740,000) (1,780,000)
Net Increase (Decrease) 10,740,000 26,520,001
(a)
Period from November 5, 2024, date operations commenced, through June 30, 2025.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Investment Grade Corporate
ETF
(a)
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 7,569,207 $ 4,710,550
Net realized gain (loss) on investments and futures ....................................................... 368,975 (757,679)
Net change in unrealized appreciation (depreciation) of investments and futures .................................. (1,770,873) 2,073,532
Net Increase (Decrease) in Net Assets Resulting from Operations 6,167,309 6,026,403
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (7,332,976) (4,685,959)
Total Dividends and Distributions (7,332,976) (4,685,959)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 94,574,549 23,758,900
Total Increase (Decrease) in Net Assets 93,408,882 25,099,344
Net Assets
Beginning of period ............................................................................. 105,725,195 80,625,851
End of period .................................................................................. $ 199,134,077 $ 105,725,195
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 94,574,549 $ 23,758,900
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 94,574,549 $ 23,758,900
Shares:
Sold ..................................................................................... 4,550,000 1,150,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 4,550,000 1,150,000
(a)
Effective April 21, 2026, Principal Investment Grade Corporate Active ETF changed its name to Principal Investment Grade Corporate ETF.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Long
Duration ETF
Period Ended
June 30, 2026
(a)
Operations
Net investment income (loss) ....................................................................................... $ 59,096
Net realized gain (loss) on investments ................................................................................. 6,936
Net change in unrealized appreciation (depreciation) of investments ............................................................ 448,347
Net Increase (Decrease) in Net Assets Resulting from Operations 514,379
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 11,325,038
Total Increase (Decrease) in Net Assets 11,839,417
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 11,839,417
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 11,325,038
Redeemed .................................................................................................. —
Net Increase (Decrease) $ 11,325,038
Shares:
Sold ...................................................................................................... 450,001
Redeemed .................................................................................................. —
Net Increase (Decrease) 450,001
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Quality ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 255,557 $ 360,544
Net realized gain (loss) on investments ................................................................ 8,245,405 (762,711)
Net change in unrealized appreciation (depreciation) of investments ........................................... (6,581,682) 2,295,336
Net Increase (Decrease) in Net Assets Resulting from Operations 1,919,280 1,893,169
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (262,927) (379,406)
Total Dividends and Distributions (262,927) (379,406)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (27,301,470) (285,627)
Total Increase (Decrease) in Net Assets (25,645,117) 1,228,136
Net Assets
Beginning of period ............................................................................. 54,449,478 53,221,342
End of period .................................................................................. $ 28,804,361 $ 54,449,478
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 23,705,252 $ 11,419,023
Redeemed ................................................................................. (51,006,722) (11,704,650)
Net Increase (Decrease) $ (27,301,470) $ (285,627)
Shares:
Sold ..................................................................................... 320,000 160,000
Redeemed ................................................................................. (680,000) (200,000)
Net Increase (Decrease) (360,000) (40,000)

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Real Estate Active
Opportunities ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 619,150 $ 330,434
Net realized gain (loss) on investments and foreign currencies ............................................... (403,434) 115,322
Net change in unrealized appreciation (depreciation) of investments and foreign currencies .......................... 2,135,851 732,250
Net Increase (Decrease) in Net Assets Resulting from Operations 2,351,567 1,178,006
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (525,447) (288,248)
Total Dividends and Distributions (525,447) (288,248)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 8,529,175 4,071,250
Total Increase (Decrease) in Net Assets 10,355,295 4,961,008
Net Assets
Beginning of period ............................................................................. 15,256,254 10,295,246
End of period .................................................................................. $ 25,611,549 $ 15,256,254
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 8,529,175 $ 4,071,250
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 8,529,175 $ 4,071,250
Shares:
Sold ..................................................................................... 340,000 160,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 340,000 160,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal
Securitized Debt
ETF
Period Ended
June 30, 2026
(a)
Operations
Net investment income (loss) ....................................................................................... $ 131,299
Net realized gain (loss) on investments ................................................................................. 6,399
Net change in unrealized appreciation (depreciation) of investments ............................................................ 29,432
Net Increase (Decrease) in Net Assets Resulting from Operations 167,130
Capital Share Transactions
Net increase (decrease) in capital share transactions ....................................................................... 20,056,177
Total Increase (Decrease) in Net Assets 20,223,307
Net Assets
Beginning of period .............................................................................................. —
End of period ................................................................................................... $ 20,223,307
Capital Share Transactions:
Dollars:
Sold ...................................................................................................... $ 20,056,177
Redeemed .................................................................................................. —
Net Increase (Decrease) $ 20,056,177
Shares:
Sold ...................................................................................................... 800,001
Redeemed .................................................................................................. —
Net Increase (Decrease) 800,001
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Spectrum Preferred and
Income ETF
(a)
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 3,653,191 $ 1,940,418
Net realized gain (loss) on investments ................................................................ 964,076 225,829
Net change in unrealized appreciation (depreciation) of investments ........................................... (505,780) 1,582,942
Net Increase (Decrease) in Net Assets Resulting from Operations 4,111,487 3,749,189
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,507,271) (1,910,572)
Total Dividends and Distributions (3,507,271) (1,910,572)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 11,704,518 31,594,002
Total Increase (Decrease) in Net Assets 12,308,734 33,432,619
Net Assets
Beginning of period ............................................................................. 57,663,744 24,231,125
End of period .................................................................................. $ 69,972,478 $ 57,663,744
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 11,704,518 $ 33,491,070
Redeemed ................................................................................. — (1,897,068)
Net Increase (Decrease) $ 11,704,518 $ 31,594,002
Shares:
Sold ..................................................................................... 600,000 1,800,000
Redeemed ................................................................................. — (100,000)
Net Increase (Decrease) 600,000 1,700,000
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF changed its name to Principal Spectrum Preferred and Income ETF.

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Spectrum Preferred Securities
Active ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 72,799,206 $ 48,983,920
Net realized gain (loss) on investments ................................................................ 29,763,299 2,149,941
Net change in unrealized appreciation (depreciation) of investments ........................................... (20,577,435) 36,299,761
Net Increase (Decrease) in Net Assets Resulting from Operations 81,985,070 87,433,622
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (72,110,913) (49,134,939)
Total Dividends and Distributions (72,110,913) (49,134,939)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 534,116,097 284,004,376
Total Increase (Decrease) in Net Assets 543,990,254 322,303,059
Net Assets
Beginning of period ............................................................................. 1,227,155,202 904,852,143
End of period .................................................................................. $ 1,771,145,456 $ 1,227,155,202
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 534,116,097 $ 284,004,376
Redeemed ................................................................................. — —
Net Increase (Decrease) $ 534,116,097 $ 284,004,376
Shares:
Sold ..................................................................................... 28,100,000 15,250,000
Redeemed ................................................................................. — —
Net Increase (Decrease) 28,100,000 15,250,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal U.S. Mega-Cap ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 26,314,277 $ 26,827,027
Net realized gain (loss) on investments ................................................................ 359,208,779 405,429,209
Net change in unrealized appreciation (depreciation) of investments ........................................... 204,758,763 (14,990,238)
Net Increase (Decrease) in Net Assets Resulting from Operations 590,281,819 417,265,998
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (27,208,024) (26,421,098)
Total Dividends and Distributions (27,208,024) (26,421,098)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (255,730,014) 428,557,607
Total Increase (Decrease) in Net Assets 307,343,781 819,402,507
Net Assets
Beginning of period ............................................................................. 3,260,102,153 2,440,699,646
End of period .................................................................................. $ 3,567,445,934 $ 3,260,102,153
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 799,071,629 $ 1,691,332,653
Redeemed ................................................................................. (1,054,801,643) (1,262,775,046)
Net Increase (Decrease) $ (255,730,014) $ 428,557,607
Shares:
Sold ..................................................................................... 11,660,000 28,820,000
Redeemed ................................................................................. (15,660,000) (21,780,000)
Net Increase (Decrease) (4,000,000) 7,040,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal U.S. Small-Cap ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 9,780,337 $ 5,621,427
Net realized gain (loss) on investments ................................................................ 114,015,604 65,497,439
Net change in unrealized appreciation (depreciation) of investments ........................................... 355,554,818 5,155,357
Net Increase (Decrease) in Net Assets Resulting from Operations 479,350,759 76,274,223
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (8,533,077) (5,264,469)
Total Dividends and Distributions (8,533,077) (5,264,469)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... 1,131,036,797 98,812,247
Total Increase (Decrease) in Net Assets 1,601,854,479 169,822,001
Net Assets
Beginning of period ............................................................................. 752,649,908 582,827,907
End of period .................................................................................. $ 2,354,504,387 $ 752,649,908
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 1,724,816,695 $ 485,491,558
Redeemed ................................................................................. (593,779,898) (386,679,311)
Net Increase (Decrease) $ 1,131,036,797 $ 98,812,247
Shares:
Sold ..................................................................................... 29,300,000 9,540,000
Redeemed ................................................................................. (9,840,000) (7,500,000)
Net Increase (Decrease) 19,460,000 2,040,000

See accompanying notes.
Statement of Changes in Net Assets
Principal Exchange-Traded Funds
Principal Value ETF
Year Ended
June 30, 2026
Year Ended
June 30, 2025
Operations
Net investment income (loss) ...................................................................... $ 3,421,003 $ 3,531,326
Net realized gain (loss) on investments ................................................................ 11,546,001 2,542,323
Net change in unrealized appreciation (depreciation) of investments ........................................... 3,476,108 (4,658,666)
Net Increase (Decrease) in Net Assets Resulting from Operations 18,443,112 1,414,983
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ............................................ (3,920,158) (2,354,544)
Total Dividends and Distributions (3,920,158) (2,354,544)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...................................................... (17,283,433) 156,729,373
Total Increase (Decrease) in Net Assets (2,760,479) 155,789,812
Net Assets
Beginning of period ............................................................................. 224,275,456 68,485,644
End of period .................................................................................. $ 221,514,977 $ 224,275,456
Capital Share Transactions:
Dollars:
Sold ..................................................................................... $ 225,809,380 $ 282,797,223
Redeemed ................................................................................. (243,092,813) (126,067,850)
Net Increase (Decrease) $ (17,283,433) $ 156,729,373
Shares:
Sold ..................................................................................... 4,300,000 5,640,000
Redeemed ................................................................................. (4,720,000) (2,600,000)
Net Increase (Decrease) (420,000) 3,040,000

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
1. Organization
The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company
Act of 1940, as amended (the “1940 Act”). The Trust currently consists of sixteen series, Principal Active High Yield ETF, Principal Capital
Appreciation Select ETF, Principal CLO ETF, Principal Focused Blue Chip ETF, Principal Inflation Protection ETF, Principal International
Equity ETF, Principal Investment Grade Corporate ETF, Principal Long Duration ETF, Principal Quality ETF, Principal Real Estate Active
Opportunities ETF, Principal Securitized Debt ETF, Principal Spectrum Preferred and Income ETF, Principal Spectrum Preferred Securities
Active ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap ETF and Principal Value ETF (collectively, the “Funds” and individually, a “Fund”). The shares of the Funds are referred to herein as “Shares”.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 20,000
Shares with the exception of Principal Active High Yield ETF,  Principal Investment Grade Corporate ETF, Principal Spectrum Preferred and
Income ETF and Principal Spectrum Preferred Securities Active ETF which are issued and redeemed in aggregations of 50,000 shares (each a “Creation Unit” or multiples thereof “Creation Unit Aggregations”), which is subject to change. The Trust issues and redeems Creation Unit
Aggregations in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.
Shares trade on exchanges at market prices that may be below, at, or above NAV. Shares of each Fund are listed on a national securities exchange as listed below:
Principal International Equity ETF initial investment and commencement of operations was November 5, 2024.
Principal Capital Appreciation Select ETF initial investment and commencement of operations was March 25, 2025.
Effective June 9, 2025, Principal Focused Blue Chip ETF changed from a semi-transparent fund to a fully transparent fund.
Effective November 1, 2025, Principal Real Estate Active Opportunities ETF changed from a non-transparent fund to a fully transparent fund.
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF changed its name to Principal Spectrum Preferred and
Income ETF.
Effective April 21, 2026, Principal Investment Grade Corporate Active ETF changed its name to Principal Investment Grade Corporate ETF and changed the primary listing exchange from NYSE Arca to Cboe BZX Exchange, Inc.
Principal CLO ETF, Principal Inflation Protection ETF, Principal Long Duration ETF and Principal Securitized Debt ETF initial investment and commencement of operations was May 20, 2026.
Fund Exchange
Principal Active High Yield ETF NYSE Arca
Principal Capital Appreciation Select ETF Cboe BZX Exchange, Inc.
Principal CLO ETF Cboe BZX Exchange, Inc.
Principal Focused Blue Chip ETF Cboe BZX Exchange, Inc.
Principal Inflation Protection ETF Cboe BZX Exchange, Inc.
Principal International Equity ETF Cboe BZX Exchange, Inc.
Principal Investment Grade Corporate ETF Cboe BZX Exchange, Inc.
Principal Long Duration ETF Cboe BZX Exchange, Inc.
Principal Quality ETF The Nasdaq Stock Market LLC
Principal Real Estate Active Opportunities ETF NYSE Arca
Principal Securitized Debt ETF Cboe BZX Exchange, Inc.
Principal Spectrum Preferred and Income ETF NYSE Arca
Principal Spectrum Preferred Securities Active ETF NYSE Arca
Principal U.S. Mega-Cap ETF The Nasdaq Stock Market LLC
Principal U.S. Small-Cap ETF The Nasdaq Stock Market LLC
Principal Value ETF The Nasdaq Stock Market LLC

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in series of Principal Funds, Inc. (an affiliate of Principal Global Investors, LLC (the “Advisor”)) and
other investment funds, which may include money market funds and other registered open-end investment companies. Investments in registered open-end investment companies are valued at the respective fund’s closing NAV per share on the day of valuation.
The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price.
If no sales are reported, as is regularly the case for some securities traded over-the-counter (“OTC”), securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Board of
Trustees.
The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s NAV are reflected in the Fund’s NAV and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example, weekends and other customary national U.S. holidays, the Fund’s NAV could be significantly affected on days when shares are not able to be issued or redeemed by APs.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor, or any sub-advisor, is authorized to make such determinations subject to such oversight by the Board of Trustees, as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation)
on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective Fund as of June 30, 2026:
Principal International Equity ETF
British Pound Sterling 15 .08%
Canadian Dollar 7 .32
Euro 32 .11
Hong Kong Dollar 12 .11
Japanese Yen 9 .27
South Korean Won 8 .00

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities.
Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the
Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Principal Real Estate Active Opportunities ETF receives substantial distributions from holdings in REITs.
Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in a Creation Unit or Creation Unit Aggregations. Except
when aggregated into at least a Creation Unit, Shares are not redeemable.
The consideration for the purchase of a Creation Unit or Creation Unit Aggregations of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of
Creation Unit Aggregations, APs are subject to standard creation and redemption transaction fees.
Expenses. For all Funds, a unitary management and investment advisory fee is charged. The Advisor covers all operating expenses including
Trustee expenses and Chief Compliance Officer’s compensation through the management and investment advisory fee with the exception of 12b-
1 fees, brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses, and tax reclaim recovery expenses and other extraordinary expenses, if applicable.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, paydowns, certain preferred securities, swap agreements, short sales, partnership investments, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of Shares, and the limitations imposed by Sections 381-384 of the Internal Revenue Code
(“IRC”). Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds each intend to qualify as a “regulated investment company” under the IRC and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year.
The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the Statements of Operations. During the year ended June 30, 2026, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Foreign Taxes.  Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the Statements of Operations. In consideration of decisions rendered by European courts, certain of the Funds may file for additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any accrued foreign tax reclaims receivables are included in dividends and interest receivables on the Statements of Assets and Liabilities. Any foreign tax reclaims income is included in dividend income on the Statements of
Operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the Statements of Operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the Statements of Assets and
Liabilities.
Recent Accounting Pronouncements.  In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740); Improvements to
Income Tax Disclosures,  which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December
15, 2024. As of January 1, 2025, the Funds have adopted the ASU. There was no impact to the Funds’ financial statements.
Tracking Basket Structure.  Prior to November 1, 2025, Principal Real Estate Active Opportunities ETF operated pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) and did not publicly disclose its complete portfolio holdings each business day.
Instead, the Fund published each business day on its website a “Tracking Basket” which was designed to closely track the daily performance of the Fund but was not the Fund’s actual portfolio. The Fund’s Tracking Basket structure may have affected the price at which shares of the Fund trade in the secondary market. Although the Tracking Basket was intended to provide investors with enough information to allow for an effective arbitrage mechanism that would keep the market price of the Fund at or close to the Fund’s NAV, there was a risk that market price would vary significantly from NAV.
3. Operating Policies
Contingent Convertible Securities (“CoCos”). As footnoted in the Schedules of Investments, certain of the Funds invest in CoCos. CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers”. Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos;
general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress.
Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund’s complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades. The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund’s sub-advisor acts as an investment advisor. Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended June 30, 2026, none of the Funds had cross trades.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the Statements of Assets and Liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading
Commission. As of June 30, 2026, deposits with counterparty for Principal Investment Grade Corporate ETF was $177,036.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the
Statements of Assets and Liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s cost basis in the contract. There is minimal counterparty credit risk to the
Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of certain of the Funds. The notional values of the futures contracts will vary in accordance with the changing duration.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.
Operating Segments. An operating segment is defined in ASC Topic 280, Segment Reporting, as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Committees and working groups within Management under the direction of the President act as the Funds’ CODM. Each of the Funds represents a single operating segment. The CODM monitors the operating results of the Funds as a whole and the Funds’ strategic asset allocation to ensure compliance with the defined investment strategy executed by the Funds’ portfolio managers as a team.
The types of investments from which the Funds generate their returns are reflected on the Schedules of Investments. The financial information provided to and reviewed by the CODM is consistent with that presented in the Statements of Operations and Financial Highlights. The measures shown within these statements including net investment income (loss), total return, and ratio of expenses to average net assets are used by the CODM to assess the segments’ performance versus the Funds’ comparative benchmarks and investment objectives, and to make resource allocation decisions for the Funds’ single segment. Segment assets are reported on the Statements of Assets and Liabilities as total assets.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Securities Lending. As footnoted in the Schedules of Investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the
Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the Statements of Operations.
Senior Floating Rate Interests. The Fund may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below investment grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the Fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank, Secured Overnight Financing Rate (“SOFR”), or a similar reference rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the Schedule of
Investments.
In connection with the senior floating rate interests, the Fund may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Fund is obligated to fund these commitments at the Borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the Statements of Assets and Liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the Statements of Operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of June 30, 2026, there were no unfunded loan commitments.
Underlying Funds. An underlying fund may experience relatively large redemptions or purchases as the investee fund periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs.
The Advisor is the advisor to Principal Funds, Inc., Principal Variable Contracts Funds, Inc. (affiliates of the Advisor) and other asset allocation programs. The Advisor is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the investee funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.
As of June 30, 2026, series of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding Shares of the Funds listed below:
Fund
Total Percentage of
Outstanding Shares Owned
Principal Active High Yield ETF 7 .28%
Principal Capital Appreciation Select ETF 80 .95
Principal International Equity ETF 59 .96
Principal Spectrum Preferred Securities Active ETF 14 .03
Principal U.S. Mega-Cap ETF 58 .56
Principal U.S. Small-Cap ETF 33 .43
Principal Value ETF 35 .04
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ Shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the
U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and Federal Home Loan
Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the
U.S. Government. FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where on the Statements of Assets and Liabilities and Statements of Operations
information about derivatives can be found:
The following table includes a summary of the monthly average outstanding notional by derivative instrument type (for the month ends that such instruments were held) for the year ended June 30, 2026:
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Asset Derivatives June 30, 2026
Liability Derivatives June 30, 2026
Derivatives not accounted for as
hedging instruments Statement of Assets and Liabilities Location
Fair Value Statement of Assets and Liabilities Location Fair Value
Principal Investment Grade Corporate ETF
Interest Rate Contracts
Receivables, Total distributable earnings
(accumulated loss)
$ 85,319
*
Payables, Total distributable earnings
(accumulated loss)
$ 68,930
*
*
Includes cumulative unrealized appreciation (depreciation) of exchange cleared swaps and/or futures contracts as shown in the Schedules of Investments. Only the portion of the unrealized appreciation (depreciation) not yet cash settled is shown in the Statements of Assets and Liabilities as variation margin.
Derivatives not accounted for as
hedging instruments
Location of Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in
Statement of Operations
Net Change in Unrealized
Appreciation (Depreciation) of
Derivatives Recognized in
Statement of Operations
Principal Investment Grade Corporate ETF
Interest Rate Contracts
Futures contracts
$ 21,788 $ 42,686
Contract Type Derivative Type
Average Notional
Principal Investment Grade Corporate ETF
Interest Rate Contracts
Futures — Long $ 7,879,103
Futures — Short $ 11,330,577
3. Operating Policies (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and exchange-traded derivatives.
Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain corporate bonds, senior floating rate interests, OTC derivatives, exchange cleared derivatives, mortgage - backed securities and municipal bonds.
Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments).
Investments which are generally included in this category include certain corporate bonds and certain common stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.
Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
During the period there were no significant purchases, sales, or transfers into or out of Level 3.
The following is a summary of the inputs used as of June 30, 2026, in valuing the Funds’ securities carried at fair value:
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Active High Yield ETF
Common Stocks
*
$ — $ 138,286 $ — $ 138,286
Investment Companies
*
40,603,860 — — 40,603,860
Preferred Stocks
*
— 61,746 — 61,746
Bonds
*
— 524,159,462 — 524,159,462
Senior Floating Rate Interests
*
— 24,963,830 — 24,963,830
U.S. Government & Government Agency Obligations
*
— 1,731,064 — 1,731,064
Total Investments in Securities $ 40,603,860 $ 551,054,388 $ — $ 591,658,248
Principal Capital Appreciation Select ETF
Common Stocks
*
1,795,338,803 — — 1,795,338,803
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Capital Appreciation Select ETF (continued)
Investment Companies
*
$ 40,671,668 $ — $ — $ 40,671,668
Total Investments in Securities $ 1,836,010,471 $ — $ — $ 1,836,010,471
Principal CLO ETF
Investment Companies
*
82,442 — — 82,442
Bonds
*
— 14,233,938 — 14,233,938
U.S. Government & Government Agency Obligations
*
— 649,160 — 649,160
Total Investments in Securities $ 82,442 $ 14,883,098 $ — $ 14,965,540
Principal Focused Blue Chip ETF
Common Stocks
*
218,175,834 — — 218,175,834
Investment Companies
*
28,272 — — 28,272
Total Investments in Securities $ 218,204,106 $ — $ — $ 218,204,106
Principal Inflation Protection ETF
Investment Companies
*
47,541 — — 47,541
U.S. Government & Government Agency Obligations
*
— 11,160,850 — 11,160,850
Total Investments in Securities $ 47,541 $ 11,160,850 $ — $ 11,208,391
Principal International Equity ETF
Common Stocks
*
1,301,309,936 — — 1,301,309,936
Investment Companies
*
32,794,537 — — 32,794,537
Total Investments in Securities $ 1,334,104,473 $ — $ — $ 1,334,104,473
Principal Investment Grade Corporate ETF
Investment Companies
*
5,048,741 — — 5,048,741
Bonds
*
— 194,514,900 — 194,514,900
Total Investments in Securities $ 5,048,741 $ 194,514,900 $ — $ 199,563,641
Derivative Assets
Interest Rate Contracts
Futures
**
85,319 — — 85,319
Derivative Liabilities
Interest Rate Contracts
Futures
**
(68,930) — — (68,930)
Principal Long Duration ETF
Investment Companies
*
12,356 — — 12,356
U.S. Government & Government Agency Obligations
*
— 11,821,999 — 11,821,999
Total Investments in Securities $ 12,356 $ 11,821,999 $ — $ 11,834,355
Principal Quality ETF
Common Stocks
*
28,724,516 — — 28,724,516
Investment Companies
*
59,978 — — 59,978
Total Investments in Securities $ 28,784,494 $ — $ — $ 28,784,494
Principal Real Estate Active Opportunities ETF
Common Stocks
*
25,295,253 — — 25,295,253
Investment Companies
*
237,564 — — 237,564
Total Investments in Securities $ 25,532,817 $ — $ — $ 25,532,817
Principal Securitized Debt ETF
Investment Companies
*
487,326 — — 487,326
Bonds
*
— 13,555,301 — 13,555,301
U.S. Government & Government Agency Obligations
*
— 7,905,395 — 7,905,395
Total Investments in Securities $ 487,326 $ 21,460,696 $ — $ 21,948,022
Principal Spectrum Preferred and Income ETF
Investment Companies
*
594,798 — — 594,798
Preferred Stocks
*
10,308,282 — — 10,308,282
Bonds
*
— 58,726,685 — 58,726,685
Total Investments in Securities $ 10,903,080 $ 58,726,685 $ — $ 69,629,765
Principal Spectrum Preferred Securities Active ETF
Investment Companies
*
38,432,161 — — 38,432,161
Bonds
*
— 1,740,019,092 — 1,740,019,092
Total Investments in Securities $ 38,432,161 $ 1,740,019,092 $ — $ 1,778,451,253
Principal U.S. Mega-Cap ETF
Common Stocks
*
3,558,634,058 — — 3,558,634,058
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds, which is also an affiliate of the Advisor. The management fee schedule for the Funds is as follows:
The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, tax reclaim recovery expenses, and other extraordinary expenses) for Principal U.S. Mega-Cap ETF. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limit is expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expenses borne by the Advisor are subject to reimbursement by the Fund through the fiscal year end, provided no reimbursement will be made if it would result in the Fund exceeding the total operating expense limit. Any amount outstanding at the end of the period is shown as an expense reimbursement from Advisor or expense reimbursement to Advisor on the Statements of Assets and Liabilities. The expense limit for Principal U.S. Mega-Cap ETF was 0.12% through
October 31, 2025. Effective November 1, 2025, the expense limit expired. No other Funds had expense limitation agreements in place during the year.
Fund Level 1 - Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal U.S. Mega-Cap ETF (continued)
Investment Companies
*
$ 8,594,396 $ — $ — $ 8,594,396
Total Investments in Securities $ 3,567,228,454 $ — $ — $ 3,567,228,454
Principal U.S. Small-Cap ETF
Common Stocks
Basic Materials 81,649,906 — — 81,649,906
Communications 126,612,586 — — 126,612,586
Consumer, Cyclical 200,954,344 — — 200,954,344
Consumer, Non-cyclical 491,286,459 — — 491,286,459
Energy 113,467,219 — — 113,467,219
Financial 486,655,641 — — 486,655,641
Government 1,929,052 — — 1,929,052
Industrial 487,506,471 — — 487,506,471
Technology 296,581,272 — — 296,581,272
Utilities 59,501,556 — — 59,501,556
Investment Companies
*
9,231,530 — — 9,231,530
Total Investments in Securities $ 2,355,376,036 $ — $ — $ 2,355,376,036
Principal Value ETF
Common Stocks
*
220,409,516 — — 220,409,516
Investment Companies
*
785,328 — — 785,328
Total Investments in Securities $ 221,194,844 $ — $ — $ 221,194,844
*
For additional detail regarding sector and/or sub-industry classifications, please see the Schedules of Investments.
**
Exchange cleared swaps and/or futures are presented at the unrealized appreciation (depreciation) of the instrument.
Fund All Assets
Principal Active High Yield ETF 0.39%
Principal Capital Appreciation Select ETF 0.29
Principal CLO ETF 0.19
Principal Focused Blue Chip ETF 0.58
Principal Inflation Protection ETF 0.19
Principal International Equity ETF 0.48
Principal Investment Grade Corporate ETF 0.19
Principal Long Duration ETF 0.19
Principal Quality ETF 0.15
Principal Real Estate Active Opportunities ETF 0.60
Principal Securitized Debt ETF 0.19
Principal Spectrum Preferred and Income ETF 0.60
Principal Spectrum Preferred Securities Active ETF 0.55
Principal U.S. Mega-Cap ETF 0.12 *
Principal U.S. Small-Cap ETF 0.38
Principal Value ETF 0.15
*
Prior to November 1, 2025, the management fee was 0.15%.
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Affiliated Ownership.  At June 30, 2026, Principal Financial Services, Inc. (an affiliate of the Advisor) owned Shares of the Funds as follows:
Affiliated Brokerage Commissions.  There were no Funds that paid brokerage commissions to any member of the Principal Financial Group during the year ended June 30, 2026.
6. Investment Transactions
For the period ended June 30, 2026, the cost of investment securities purchased and proceeds from investment securities sold (not including short-
term investments and in-kind transactions) by the Funds were as follows:
For the period ended June 30, 2026, in-kind transactions were as follows:
Unsettled in-kind purchases and sales at the end of the period are included in investment securities purchased and investment securities sold, respectively, on the Statements of Assets and Liabilities.
Fund Shares
Principal CLO ETF
597,606
Principal Inflation Protection ETF
399,361
Principal Long Duration ETF
398,565
Principal Real Estate Active Opportunities ETF
199,204
Principal Securitized Debt ETF
796,812
Principal Spectrum Preferred and Income ETF
2,067,332
Non-U.S. Government U.S. Government
Fund Purchases Sales Purchases Sales
Principal Active High Yield ETF $ 246,622,638 $ 172,162,678 $ — $ 14,197,840
Principal Capital Appreciation Select ETF 134,191,522 115,758,228 — —
Principal CLO ETF 14,242,314 — — —
Principal Focused Blue Chip ETF 101,191,855 100,606,424 — —
Principal Inflation Protection ETF — — 9,198,158 —
Principal International Equity ETF 1,095,657,106 766,849,247 — —
Principal Investment Grade Corporate ETF 124,740,357 118,314,095 — —
Principal Long Duration ETF — — 11,514,488 208,701
Principal Quality ETF 27,008,631 26,421,926 — —
Principal Real Estate Active Opportunities ETF 12,171,195 11,148,572 — —
Principal Securitized Debt ETF 11,910,781 — 2,066,520 1,378,723
Principal Spectrum Preferred and Income ETF 26,919,305 26,225,430 750,000 —
Principal Spectrum Preferred Securities Active ETF 495,601,835 476,962,311 10,307,115 2,692,800
Principal U.S. Mega-Cap ETF 784,153,829 786,446,877 — —
Principal U.S. Small-Cap ETF 911,966,508 900,843,875 — —
Principal Value ETF 163,626,124 163,630,602 — —
Fund Purchases Sales
Principal Active High Yield ETF $ 214,996,729 $ —
Principal Capital Appreciation Select ETF 1,698,392,048 12,744,352
Principal Focused Blue Chip ETF 100,238,649 14,134,971
Principal International Equity ETF 192,146,862 184,765,972
Principal Investment Grade Corporate ETF 89,265,841 —
Principal Quality ETF 23,625,508 51,071,153
Principal Real Estate Active Opportunities ETF 7,823,555 —
Principal Spectrum Preferred and Income ETF 10,548,055 —
Principal Spectrum Preferred Securities Active ETF 517,287,284 —
Principal U.S. Mega-Cap ETF 770,878,107 1,021,838,377
Principal U.S. Small-Cap ETF 1,712,664,560 582,486,521
Principal Value ETF 224,707,218 242,001,751
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2026, and June 30,
2025 was as follows:
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of June 30, 2026, the components of distributable earnings (accumulated loss) on a federal income tax basis were:
Ordinary Income Long-Term Capital Gain
*
Section 1250 Gain
**
Fund
Period ended
June 30,
2026
Period ended
June 30,
2025
Period ended
June 30,
2026
Period ended
June 30,
2025
Period ended
June 30,
2026
Period ended
June 30,
2025
Principal Active High Yield ETF $ 32,042,312 $ 19,176,083 $ — $ — $ — $ —
Principal Capital Appreciation Select ETF 195,644 — — — — —
Principal CLO ETF — N/A — N/A — N/A
Principal Focused Blue Chip ETF — 622,084 — 283,240 — —
Principal Inflation Protection ETF — N/A — N/A — N/A
Principal International Equity ETF 15,199,961 40,001 — — — —
Principal Investment Grade Corporate ETF 7,332,976 4,685,959 — — — —
Principal Long Duration ETF — N/A — N/A — N/A
Principal Quality ETF 262,927 379,406 — — — —
Principal Real Estate Active Opportunities ETF 525,447 288,248 — — — —
Principal Securitized Debt ETF — N/A — N/A — N/A
Principal Spectrum Preferred and Income ETF 3,507,271 1,910,572 — — — —
Principal Spectrum Preferred Securities Active ETF 72,110,913 49,134,939 — — — —
Principal U.S. Mega-Cap ETF 27,208,024 26,421,098 — — — —
Principal U.S. Small-Cap ETF 8,533,077 5,264,469 — — — —
Principal Value ETF 3,920,158 2,354,544 — — — —
*
The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**
Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation/
(Depreciation)
Late Year
Ordinary and
Post October
Capital Loss
Deferrals
Capital Loss
Carryforward
Other
Temporary
Differences
*
Principal Active High Yield ETF $ 3,738,975 $ — $ (599,997) $ — $ (24,262,464) $ —
Principal Capital Appreciation Select ETF 1,111,931 — 68,105,995 — (1,405,043) —
Principal CLO ETF 76,261 — (8,390) — (150) —
Principal Focused Blue Chip ETF — — 10,687,740 (164,172) (1,400,219) —
Principal Inflation Protection ETF 138,874 — (158,653) — — —
Principal International Equity ETF 16,405,207 4,596,360 201,199,018 — — —
Principal Investment Grade Corporate ETF 817,675 — (957,002) — (20,003,215) —
Principal Long Duration ETF 66,032 — 448,347 — — —
Principal Quality ETF 58,488 — 1,732,725 — (12,919,777) —
Principal Real Estate Active Opportunities ETF 195,715 — 2,856,872 — (413,279) —
Principal Securitized Debt ETF 137,761 — 29,369 — — —
Principal Spectrum Preferred and Income ETF 329,360 — 978,774 — (687,787) —
Principal Spectrum Preferred Securities Active ETF 7,218,882 4,297,797 33,372,555 — — —
Principal U.S. Mega-Cap ETF 6,725,729 — 788,325,928 — (201,281,718) —
Principal U.S. Small-Cap ETF 2,748,380 — 403,225,732 — (228,740,483) —
Principal Value ETF 1,071,670 — 5,692,097 — (52,956,726) —
*
Represents book-to-tax accounting differences.

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Fund. As of June 30, 2026, the Funds had approximate net capital loss carryforwards as follows:
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization
Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended June 30, 2026, the Funds utilized capital loss carryforwards as follows:
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively.
For the taxable year ended June 30, 2026, the Funds intend to defer late-year capital and ordinary losses as follows:
Fund
No Expiration
Short-Term
No Expiration
Long-Term Total
Annual
Limitations
*
Principal Active High Yield ETF $ 9,122,944 $ 15,139,520 $ 24,262,464 $ —
Principal Capital Appreciation Select ETF 1,405,043 — 1,405,043 —
Principal CLO ETF 150 — 150 —
Principal Focused Blue Chip ETF 1,400,219 — 1,400,219 —
Principal Investment Grade Corporate ETF 6,961,994 13,041,221 20,003,215 473,238
Principal Quality ETF 11,157,740 1,762,037 12,919,777 —
Principal Real Estate Active Opportunities ETF 330,267 83,012 413,279 —
Principal Spectrum Preferred and Income ETF 141,382 546,405 687,787 —
Principal U.S. Mega-Cap ETF 173,154,117 28,127,601 201,281,718 —
Principal U.S. Small-Cap ETF 195,080,217 33,660,266 228,740,483 27,170,662
Principal Value ETF 49,827,066 3,129,660 52,956,726 4,231,348
*
In accordance with IRC Sections 381-384, a portion of certain Funds’ losses have been subjected to an annual limitation.
Fund
Short-Term
Utilized
Long-Term
Utilized
Principal International Equity ETF $ 5,672,509 $ —
Principal Investment Grade Corporate ETF 161,785 192,549
Principal Quality ETF — 88,313
Principal Spectrum Preferred and Income ETF 219,740 437,482
Principal Spectrum Preferred Securities Active ETF 4,749,858 17,470,963
Fund Late Year Ordinary Loss Post October Capital Loss
Principal Focused Blue Chip ETF $ 164,172 $ —
7. Federal Tax Information (continued)

Notes to Financial Statements
Principal Exchange-Traded Funds
June 30, 2026
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income and net realized gains on investments or from tax return of capital depending on the type of book and tax differences that exist. For the period ended June 30, 2026, the Funds recorded reclassifications as follows:
Federal Income Tax Basis. As of June 30, 2026, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund were as follows:
8. Subsequent Events
On August 11, 2026, the Board of Trustees approved a plan of liquidation and termination for Principal Quality ETF. Pursuant to the plan, Principal
Quality ETF will liquidate on or about October 26, 2026. There were no additional items requiring adjustment of the financial statements or additional disclosure.
Fund
Total
Distributable Earnings
(Accumulated Loss) Paid In Capital
Principal Active High Yield ETF $ (261) $ 261
Principal Capital Appreciation Select ETF (3,121,508) 3,121,508
Principal Focused Blue Chip ETF (3,747,715) 3,747,715
Principal International Equity ETF (55,041,942) 55,041,942
Principal Investment Grade Corporate ETF (2) 2
Principal Quality ETF (9,651,358) 9,651,358
Principal Spectrum Preferred and Income ETF (883) 883
Principal Spectrum Preferred Securities Active ETF (56,795) 56,795
Principal U.S. Mega-Cap ETF (415,963,857) 415,963,857
Principal U.S. Small-Cap ETF (157,134,957) 157,134,957
Principal Value ETF (23,871,566) 23,871,566
Fund
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Cost for Federal
Income Tax Purposes
Principal Active High Yield ETF $ 5,618,986 $ (6,218,983) $ (599,997) $ 592,258,245
Principal Capital Appreciation Select ETF 81,062,099 (12,956,104) 68,105,995 1,767,904,476
Principal CLO ETF 641 (9,031) (8,390) 14,973,930
Principal Focused Blue Chip ETF 20,657,458 (9,969,718) 10,687,740 207,516,366
Principal Inflation Protection ETF — (158,653) (158,653) 11,367,044
Principal International Equity ETF 269,229,210 (68,030,192) 201,199,018 1,132,905,455
Principal Investment Grade Corporate ETF 438,748 (1,395,750) (957,002) 200,520,643
Principal Long Duration ETF 448,347 — 448,347 11,386,008
Principal Quality ETF 4,570,997 (2,838,272) 1,732,725 27,051,769
Principal Real Estate Active Opportunities ETF 3,857,854 (1,000,982) 2,856,872 22,675,945
Principal Securitized Debt ETF 63,273 (33,904) 29,369 21,918,653
Principal Spectrum Preferred and Income ETF 1,518,617 (539,843) 978,774 68,650,991
Principal Spectrum Preferred Securities Active ETF 37,501,525 (4,128,970) 33,372,555 1,745,078,698
Principal U.S. Mega-Cap ETF 850,039,130 (61,713,202) 788,325,928 2,778,902,526
Principal U.S. Small-Cap ETF 513,012,848 (109,787,116) 403,225,732 1,952,150,304
Principal Value ETF 18,127,248 (12,435,151) 5,692,097 215,502,747
7. Federal Tax Information (continued)

Schedule of Investments
Principal Active High Yield ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 0 .02 % Shares Held Value
Commercial Services & Supplies - 0 .02% - —
Labels Buyer LLC
(a)
1,487 $ 136,556
Labels Buyer LLC - Warrants
(a)
692 1,730
TOTAL COMMON STOCKS a $ 138,286
INVESTMENT COMPANIES - 7 .09 % Shares Held Value
Money Market Funds - 7 .09% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.56%
(b),(c),(d)
20,836,840 $ 20,836,840
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(b)
19,767,020 19,767,020
TOTAL INVESTMENT COMPANIES a $ 40,603,860
PREFERRED STOCKS - 0 .01 % Shares Held Value
Commercial Services & Supplies - 0 .01% —
Labels Buyer LLC
0.00% 753 $ 61,746
TOTAL PREFERRED STOCKS a $ 61,746
BONDS - 91 .50%
Principal
Amount Value
Aerospace & Defense - 0 .99% — —
TransDigm, Inc.
6.75%, 01/31/2034
(e)
$ 5,512,000 $ 5,653,708
Airlines - 0 .51%
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(e),(f)
2,866,000 2,937,650
Banks - 2 .82%
Barclays PLC
7.63%, 03/15/2035
(g),(h),(i)
(USD Swap Rate NY 5 Year + 3.69%) 2,905,000 3,036,507
8.00%, 03/15/2029
(h),(i)
(5-year Treasury Constant Maturity Rate +
5.43%) 4,840,000 5,083,452
UBS Group AG
7.00%, 02/10/2030
(e),(g),(h),(i)
(USD Swap Rate NY 5 Year + 3.08%) 7,911,000 8,048,485
$ 16,168,444
Building Materials - 2 .95%
Ameritex Holdco Intermediate LLC
7.63%, 08/15/2033
(e)
8,161,000 8,527,086
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(e)
8,342,000 8,359,160
$ 16,886,246
Chemicals - 2 .90%
Advancion Sciences, Inc.
9.25%, PIK 10.00%, 11/01/2026
(e),(j)
2,925,388 2,332,997
Consolidated Energy Finance SA
5.63%, 10/15/2028
(e)
2,573,000 2,470,080
12.00%, 02/15/2031
(e)
2,290,000 2,369,783
Olympus Water U.S. Holding Corp.
6.25%, 10/01/2029
(e)
8,970,000 8,843,293
6.75%, 08/01/2032
(e)
635,000 620,445
$ 16,636,598
Commercial Services - 3 .88%
EquipmentShare.com, Inc.
8.00%, 03/15/2033
(e),(f)
8,103,000 8,295,318
8.63%, 05/15/2032
(e)
112,000 116,506
Garda World Security Corp.
6.00%, 06/01/2029
(e)
4,037,000 3,976,990
8.38%, 11/15/2032
(e)
4,865,000 4,977,158
Shift4 Payments LLC/Shift4 Payments
Finance Sub, Inc.
6.75%, 08/15/2032
(e)
4,842,000 4,851,257
$ 22,217,229
Computers - 1 .41%
McAfee Corp.
7.38%, 02/15/2030
(e)
3,463,000 2,942,657
NCR Atleos Corp.
9.50%, 04/01/2029
(e)
4,821,000 5,140,570
$ 8,083,227
BONDS (continued)
Principal
Amount Value
Distribution & Wholesale - 0 .95%
Veritiv Operating Co.
10.50%, 11/30/2030
(e)
$ 5,325,000 $ 5,446,058
Diversified Financial Services - 8 .32%
Credit Acceptance Corp.
9.25%, 12/15/2028
(e)
6,245,000 6,503,406
Freedom Mortgage Holdings LLC
7.88%, 04/01/2033
(e)
1,203,000 1,173,190
9.13%, 05/15/2031
(e)
8,281,000 8,561,726
Global Aircraft Leasing Co. Ltd.
8.75%, 09/01/2027
(e)
8,275,000 8,410,271
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033
(e)
5,954,000 6,122,895
OneMain Finance Corp.
3.50%, 01/15/2027 596,000 590,885
4.00%, 09/15/2030 7,662,000 7,082,302
6.63%, 01/15/2028 1,176,000 1,193,219
Rfna LP
7.88%, 02/15/2030
(e)
1,923,000 1,937,407
TrueNoord Capital DAC
8.75%, 03/01/2030
(e)
5,864,000 6,079,180
$ 47,654,481
Electric - 4 .59%
California Buyer Ltd./Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(e)
8,532,000 8,553,074
GenOn Energy, Inc.
0.00%, 10/15/2020
(a),(k),(l)
3,100,000 —
NRG Energy, Inc.
5.75%, 01/15/2034
(e)
4,234,000 4,200,939
6.00%, 01/15/2036
(e)
4,234,000 4,220,765
Vistra Corp.
7.00%, 12/15/2026
(e),(h),(i)
(5-year Treasury Constant Maturity Rate +
5.74%) 3,481,000 3,508,580
VoltaGrid LLC
7.38%, 11/01/2030
(e)
5,610,000 5,824,139
$ 26,307,497
Entertainment - 2 .69%
Caesars Entertainment, Inc.
6.50%, 02/15/2032
(e)
7,069,000 6,895,604
Cinemark USA, Inc.
5.25%, 07/15/2028
(e)
3,189,000 3,183,500
7.00%, 08/01/2032
(e)
2,385,000 2,460,500
Wynn Resorts Finance LLC/Wynn Resorts
Capital Corp.
6.25%, 03/15/2033
(e)
2,860,000 2,870,713
$ 15,410,317
Food - 3 .83%
B&G Foods, Inc.
8.00%, 09/15/2028
(e)
5,925,000 5,930,415
11.00%, 06/15/2031
(e)
1,156,000 1,067,371
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029
(e)
7,051,000 7,270,822
Fiesta Purchaser, Inc.
7.88%, 03/01/2031
(e)
2,334,000 2,354,261
9.63%, 09/15/2032
(e)
1,647,000 1,613,322
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/2031
(e),(m)
3,680,000 3,719,766
$ 21,955,957
Forest Products & Paper - 0 .28%
Mercer International, Inc.
5.13%, 02/01/2029 1,355,000 731,917
12.88%, 10/01/2028
(e)
1,601,000 880,550
$ 1,612,467
Healthcare - Services - 2 .45%
Acadia Healthcare Co., Inc.
5.00%, 04/15/2029
(e)
2,707,500 2,665,255
Concentra Health Services, Inc.
6.88%, 07/15/2032
(e)
6,125,000 6,340,203

Schedule of Investments
Principal Active High Yield ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Healthcare - Services (continued)
Global Medical Response, Inc.
7.38%, 10/01/2032
(e)
$ 453,000 $ 469,424
LifePoint Health, Inc.
8.38%, 02/15/2032
(e)
4,373,000 4,551,646
$ 14,026,528
Home Builders - 1 .77%
Adams Homes, Inc.
9.25%, 10/15/2028
(e)
5,395,000 5,573,575
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033
(e)
4,419,000 4,540,425
$ 10,114,000
Household Products & Wares - 0 .50%
Kronos Acquisition Holdings, Inc.
8.25%, 06/30/2031
(e)
4,132,000 2,865,335
Insurance - 0 .96%
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032
(e)
3,428,000 3,453,904
8.38%, 02/01/2034
(e)
2,237,000 2,070,744
$ 5,524,648
Investment Companies - 2 .94%
HA Sustainable Infrastructure Capital, Inc.
7.13%, 11/15/2056
(i)
(5-year Treasury Constant Maturity Rate +
3.48%) 2,323,000 2,358,219
8.00%, 06/01/2056
(i)
(5-year Treasury Constant Maturity Rate +
4.30%) 4,881,000 5,170,726
Icahn Enterprises LP/Icahn Enterprises
Finance Corp.
4.38%, 02/01/2029 9,677,000 8,265,055
10.00%, 11/15/2029
(e)
1,079,000 1,064,127
$ 16,858,127
Lodging - 0 .63%
Wynn Macau Ltd.
5.63%, 08/26/2028
(e)
3,617,000 3,593,692
Machinery - Construction, & Mining
- 0 .92%
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031
(e)
5,235,000 5,293,408
Machinery - Diversified - 1 .19%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(e)
6,567,000 6,801,258
Media - 9 .08%
CCO Holdings LLC/CCO Holdings Capital
Corp.
4.50%, 05/01/2032 1,617,000 1,427,276
4.50%, 06/01/2033
(e),(f)
3,195,000 2,771,918
7.00%, 02/01/2033
(e),(f)
2,863,000 2,807,704
Directv Financing LLC
8.88%, 02/01/2030
(e)
1,191,000 1,210,674
Directv Financing LLC/Directv Financing
Co-Obligor, Inc.
5.88%, 08/15/2027
(e)
274,000 273,601
9.25%, 06/01/2032
(e)
1,885,000 1,915,247
10.00%, 02/15/2031
(e)
4,817,000 4,998,625
Discovery Communications LLC
3.63%, 05/15/2030 450,000 418,499
4.13%, 05/15/2029 2,518,000 2,492,820
5.00%, 09/20/2037 554,000 434,890
Discovery Global Holdings, Inc.
5.05%, 03/15/2042 4,222,000 3,092,910
DISH DBS Corp.
5.25%, 12/01/2026
(e)
185,000 183,032
DISH Network Corp.
11.75%, 11/15/2027
(e)
5,038,000 5,176,807
EchoStar Corp.
10.75%, 11/30/2029 5,266,189 5,690,747
iHeartCommunications, Inc.
4.75%, 01/15/2028
(e)
1,587,000 1,519,414
BONDS (continued)
Principal
Amount Value
Media (continued)
iHeartCommunications, Inc. (continued)
7.75%, 08/15/2030
(e)
$ 1,645,578 $ 1,534,995
Paramount Global
4.20%, 05/19/2032 1,150,000 997,867
4.85%, 07/01/2042 320,000 216,405
5.85%, 09/01/2043 1,265,000 947,161
Sinclair Television Group, Inc.
8.13%, 02/15/2033
(e)
7,895,000 8,109,476
Virgin Media Secured Finance PLC
5.50%, 05/15/2029
(e)
6,085,000 5,775,597
$ 51,995,665
Metal Fabricate & Hardware - 1 .13%
TMS International Corp.
6.25%, 04/15/2029
(e)
6,477,000 6,481,307
Mining - 2 .45%
First Quantum Minerals Ltd.
8.00%, 03/01/2033
(e)
7,376,000 7,711,635
Trekor Metals Ltd.
8.25%, 05/01/2030
(e)
6,067,000 6,331,630
$ 14,043,265
Oil & Gas - 5 .69%
Aethon United BR LP/Aethon United Finance
Corp.
7.50%, 10/01/2029
(e)
3,815,000 3,967,623
Comstock Resources, Inc.
6.75%, 03/01/2029
(e)
3,490,000 3,436,548
Matador Resources Co.
6.25%, 04/15/2033
(e)
11,285,000 11,243,902
Noble Finance II LLC
6.25%, 06/15/2034
(e)
5,613,000 5,501,084
Sunoco LP
5.88%, 03/15/2034
(e)
8,554,000 8,436,715
$ 32,585,872
Packaging & Containers - 1 .34%
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030
(e)
2,472,000 2,527,175
9.25%, 04/15/2030
(e)
3,233,000 3,180,632
Multi-Color Corp.
8.50%, 05/11/2033
(e)
2,264,881 1,986,644
$ 7,694,451
Pharmaceuticals - 2 .92%
1261229 BC Ltd.
10.00%, 04/15/2032
(e)
3,190,000 3,230,947
Accendra Health, Inc.
9.00%, 06/15/2032
(e)
1,200,000 1,117,008
Endo Finance Holdings LP
8.50%, 04/15/2031
(e)
3,503,000 3,682,388
Jazz Securities DAC
4.38%, 01/15/2029
(e)
8,879,000 8,697,614
$ 16,727,957
Pipelines - 4 .77%
Energy Transfer LP
6.50%, 02/15/2056
(i)
(5-year Treasury Constant Maturity Rate +
2.68%) 11,490,000 11,586,079
Harvest Midstream I LP
6.75%, 05/15/2034
(e)
4,443,000 4,506,333
Venture Global LNG, Inc.
8.38%, 06/01/2031
(e)
559,000 581,879
9.00%, 09/30/2029
(e),(h),(i)
(5-year Treasury Constant Maturity Rate +
5.44%) 2,882,000 2,813,740
9.50%, 02/01/2029
(e)
7,258,000 7,812,156
$ 27,300,187
REITs - 2 .62%
Arbor Realty SR, Inc.
7.88%, 07/15/2030
(e),(f)
7,682,000 7,230,496
8.50%, 12/15/2028
(e),(f)
676,000 666,843

Schedule of Investments
Principal Active High Yield ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
REITs (continued)
EF Holdco/EF Cayman Holdings/Ellington
Financial REIT Cayman/TRS/EF Cayman
Non-MTM
7.38%, 09/30/2030
(e)
$ 78,000 $ 77,626
Uniti Group LP/Uniti Fiber Holdings, Inc./
CSL Capital LLC
6.00%, 01/15/2030
(e)
7,173,000 7,006,738
$ 14,981,703
Retail - 6 .16%
Carvana Co.
9.00%, 06/01/2030
(e)
7,921,000 8,188,928
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.
4.63%, 01/15/2029
(e)
3,491,000 3,394,632
6.75%, 01/15/2030
(e)
1,803,000 1,768,204
Michaels Cos., Inc.
8.50%, 03/15/2033
(e)
3,508,000 3,474,655
11.00%, 03/15/2034
(e),(f)
2,333,000 2,284,287
Park River Holdings, Inc.
8.00%, 03/15/2031
(e)
4,239,000 4,275,998
8.75%, 12/31/2030
(e)
1,996,053 1,933,983
Specialty Building Products Holdings LLC/
SBP Finance Corp.
7.75%, 10/15/2029
(e)
4,848,000 4,459,938
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029
(e),(f)
5,341,000 5,509,097
$ 35,289,722
Software - 0 .49%
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033
(e)
2,674,000 2,797,302
Telecommunications - 5 .92%
Altice France SA
9.50%, 11/01/2029
(e)
5,378,125 5,459,421
Digicel International Finance Ltd./Difl U.S.
LLC
8.63%, 08/01/2032
(e)
7,025,000 7,232,589
Level 3 Financing, Inc.
7.50%, 02/15/2037
(e)
4,632,000 4,754,187
8.50%, 01/15/2036
(e)
2,125,668 2,282,615
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031
(e)
2,220,000 2,216,796
Uniti Group LP/Uniti Group Finance 2019,
Inc./CSL Capital LLC
8.63%, 06/15/2032
(e)
1,345,000 1,403,125
Uniti Services LLC
7.50%, 10/15/2033
(e)
602,000 633,531
Viasat, Inc.
6.50%, 07/15/2028
(e)
2,260,000 2,254,359
7.50%, 05/30/2031
(e)
5,622,000 5,677,437
Zayo Group Holdings, Inc.
9.25%, 03/09/2030
(e)
153,406 153,214
13.75%, 09/09/2030
(e)
1,863,290 1,840,427
$ 33,907,701
Transportation - 1 .45%
Navios Maritime Partners LP
7.75%, 11/07/2030
(e)
2,800,000 2,868,543
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032
(e)
5,297,000 5,438,912
$ 8,307,455
TOTAL BONDS a $ 524,159,462
SENIOR FLOATING RATE INTERESTS
- 4 .36%
Principal
Amount Value
Computers - 0 .48% – —
McAfee LLC, 2024 USD 1st Lien Term Loan
B
6.64%, 03/01/2029
(CME Term Secured Overnight Financing
Rate 1 Month + 3.64%) $ 3,087,164 $ 2,732,141
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount Value
Distribution & Wholesale - 0 .05%
Veritiv Corp., Term Loan B
7.73%, 12/02/2030
(CME Term Secured Overnight Financing
Rate 3 Month + 3.73%) $ 300,414 $ 283,476
Food - 0 .46%
Fiesta Purchaser, Inc., 2025 Repriced Term
Loan
6.39%, 02/12/2031
(CME Term Secured Overnight Financing
Rate 1 Month + 3.64%) 2,700,227 2,645,763
Forest Products & Paper - 0 .07%
Spectrum Group Buyer, Inc., 2022 Term Loan
B
10.16%, 05/19/2028
(CME Term Secured Overnight Financing
Rate 3 Month + 3.66%) 410,817 385,481
Healthcare - Services - 0 .43%
LifePoint Health, Inc., 2024 1st Lien Term
Loan B
7.42%, 05/19/2031
(CME Term Secured Overnight Financing
Rate 3 Month + 3.67%) 2,491,657 2,451,167
Household Products & Wares - 0 .18%
Kronos Acquisition Holdings, Inc., 2024 Term
Loan
7.73%, 07/08/2031
(CME Term Secured Overnight Financing
Rate 3 Month + 3.73%) 1,511,363 1,039,379
Insurance - 0 .43%
Asurion LLC, 2021 2nd Lien Term Loan B4
9.03%, 01/20/2029
(CME Term Secured Overnight Financing
Rate 3 Month + 3.66%) 2,490,454 2,458,078
Media - 0 .22%
iHeartCommunications, Inc., 2024 Term Loan
9.53%, 05/01/2029
(CME Term Secured Overnight Financing
Rate 1 Month + 3.64%) 1,344,525 1,280,499
Pharmaceuticals - 1 .22%
Bausch Health Cos., Inc., 2025 Term Loan B
9.89%, 10/08/2030
(CME Term Secured Overnight Financing
Rate 1 Month + 3.64%) 3,830,653 3,710,333
Owens & Minor, Inc., 2022 Term Loan B
0.00%, 03/29/2029
(n)
3,485,000 3,273,948
$ 6,984,281
Software - 0 .21%
Electronic Arts, Inc., USD Term Loan B
0.00%, 03/24/2033
(n)
1,177,000 1,179,531
Telecommunications - 0 .61%
Zayo Group Holdings, Inc., 2025 USD Term
Loan
6.76%, 03/11/2030
(CME Term Secured Overnight Financing
Rate 1 Month + 3.64%) 3,525,586 3,524,034
TOTAL SENIOR FLOATING RATE
INTERESTS a $ 24,963,830
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0 .30%
Principal
Amount Value
U.S. Treasury Notes - 0 .30% – –
3.88%, 04/30/2030 $ 1,750,000 $ 1,731,064
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 1,731,064
Total Investments
103.28%
$ 591,658,248
Other Assets and Liabilities - (3.28%) (18,811,527)
TOTAL NET ASSETS - 100.00% $ 572,846,721
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Active High Yield ETF
June 30, 2026
See accompanying notes.
(c)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $20,836,840 or 3.64% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $463,342,526 or 80.88% of net assets.
(f)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $20,444,533 or 3.57% of net assets.
(g)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $11,084,992 or 1.94% of net assets.
(h)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j)
Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)
Security is defaulted.
(l)
The value of these investments was determined using significant unobservable inputs, in good faith by the Advisor, under procedures established and periodically reviewed by the Board of Trustees.
(m)
Securities purchased on a when-issued basis.
(n)
This Senior Floating Rate Interest will settle after June 30, 2026, at which time the interest rate will be determined.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ 14,446,840 $ 193,126,450 $ 186,736,450 $ 20,836,840
$ 14,446,840 $ 193,126,450 $ 186,736,450 $ 20,836,840
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Capital Appreciation Select ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 98 .35 % Shares Held Value
Aerospace & Defense - 0 .98% - —
Boeing Co.
(a)
82,486 $ 17,855,744
Auto Manufacturers - 1 .58%
Tesla, Inc.
(a)
68,595 28,851,057
Banks - 4 .09%
Bank of America Corp. 407,115 23,197,413
JPMorgan Chase & Co. 157,020 51,397,356
$ 74,594,769
Beverages - 1 .68%
Coca-Cola Co. 377,011 30,639,684
Chemicals - 1 .09%
Linde PLC 38,462 19,959,470
Computers - 8 .89%
Apple, Inc. 382,276 110,615,384
Lumentum Holdings, Inc.
(a)
12,736 10,928,252
Western Digital Corp. 63,767 40,729,258
$ 162,272,894
Diversified Financial Services - 6 .45%
American Express Co. 115,347 39,016,123
Ameriprise Financial, Inc. 46,701 21,424,551
Nasdaq, Inc. 19,832 1,563,158
Visa, Inc., Class A 162,419 55,724,334
$ 117,728,166
Electric - 1 .30%
NRG Energy, Inc. 162,367 23,715,324
Electrical Components & Equipment
- 0 .97%
Eaton Corp. PLC 41,370 17,628,584
Environmental Control - 1 .99%
Republic Services, Inc. 170,567 36,344,416
Gas - 0 .62%
Atmos Energy Corp. 65,969 11,364,480
Healthcare - Products - 1 .43%
Thermo Fisher Scientific, Inc. 52,065 26,103,308
Healthcare - Services - 2 .02%
HCA Healthcare, Inc. 33,081 12,897,951
UnitedHealth Group, Inc. 57,749 24,002,217
$ 36,900,168
Insurance - 2 .11%
Berkshire Hathaway, Inc., Class B
(a)
35,844 17,935,979
Chubb Ltd. 60,439 20,593,985
$ 38,529,964
Internet - 13 .29%
Alphabet, Inc., Class A 275,017 98,282,825
Amazon.com, Inc.
(a)
285,903 68,142,121
Meta Platforms, Inc., Class A 52,410 29,522,029
Palo Alto Networks, Inc.
(a)
98,797 33,691,753
Reddit, Inc., Class A
(a)
74,189 12,877,727
$ 242,516,455
Machinery - Construction & Mining
- 3 .63%
Bloom Energy Corp., Class A
(a)
38,464 11,643,053
GE Vernova, Inc. 46,555 54,695,607
$ 66,338,660
Media - 0 .64%
Nexstar Media Group, Inc. 65,813 11,753,544
Miscellaneous Manufacturers - 1 .61%
Parker-Hannifin Corp. 30,066 29,408,156
Oil & Gas - 2 .98%
Exxon Mobil Corp. 145,827 19,937,467
Marathon Petroleum Corp. 134,952 34,503,178
$ 54,440,645
Pharmaceuticals - 6 .85%
AbbVie, Inc. 57,851 14,557,626
Eli Lilly & Co. 38,376 46,029,326
McKesson Corp. 49,293 37,245,791
Novartis AG, ADR 173,313 27,161,613
$ 124,994,356
REITs - 1 .91%
Terreno Realty Corp. 252,997 16,386,616
COMMON STOCKS (continued) Shares Held Value
REITs (continued)
Ventas, Inc. 209,046 $ 18,563,285
$ 34,949,901
Retail - 6 .06%
Casey's General Stores, Inc. 5,706 4,535,072
Costco Wholesale Corp. 27,590 25,809,617
Dick's Sporting Goods, Inc. 98,934 22,439,220
O'Reilly Automotive, Inc.
(a)
211,773 19,502,176
TJX Cos., Inc. 253,094 38,343,741
$ 110,629,826
Semiconductors - 18 .62%
Advanced Micro Devices, Inc.
(a)
46,894 27,241,194
Broadcom, Inc. 162,473 61,374,176
Lam Research Corp. 148,404 64,307,905
Micron Technology, Inc. 30,169 34,823,775
NVIDIA Corp. 654,727 131,004,325
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR 44,212 21,114,325
$ 339,865,700
Software - 6 .60%
Microsoft Corp. 189,613 70,729,441
ServiceNow, Inc.
(a)
219,978 21,839,416
Twilio, Inc., Class A
(a)
134,965 27,847,329
$ 120,416,186
Telecommunications - 0 .96%
T-Mobile U.S., Inc. 104,557 17,537,346
TOTAL COMMON STOCKS a $ 1,795,338,803
INVESTMENT COMPANIES - 2 .23 % Shares Held Value
Money Market Funds - 2 .23% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(b)
40,671,668 $ 40,671,668
TOTAL INVESTMENT COMPANIES a $ 40,671,668
Total Investments
100.58%
$ 1,836,010,471
Other Assets and Liabilities - (0.58%) (10,618,473)
TOTAL NET ASSETS - 100.00% $ 1,825,391,998
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Capital Appreciation Select ETF
June 30, 2026
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ 989,733 $ 989,733 $ —
$ — $ 989,733 $ 989,733 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal CLO ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 0 .55 % Shares Held Value
Money Market Funds - 0 .55% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
82,442 $ 82,442
TOTAL INVESTMENT COMPANIES a $ 82,442
BONDS - 94 .21%
Principal
Amount Value
Asset-Backed Securities - 94 .21% — —
Abry Liquid Credit CLO Ltd. , Class A1
4.90%, 04/20/2039
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.23%) $ 580,000 $ 579,275
Anchorage Capital CLO 8 Ltd. , Class A1R3
4.96%, 10/27/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.29%) 650,000 650,773
Apidos CLO XLVI Ltd. , Class A2R
5.07%, 10/24/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.40%) 700,000 701,054
ARES LVII CLO Ltd. , Class A1R2
4.90%, 10/25/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.23%) 700,000 700,838
BlueMountain CLO XXVIII Ltd. , Class A1R
5.07%, 03/31/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.40%) 250,000 250,415
Brant Point CLO Ltd. , Class A1
5.05%, 07/25/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.38%) 500,000 501,324
Brant Point CLO Ltd. , Class A1R
4.85%, 01/20/2039
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.22%) 700,000 700,865
Brant Point CLO Ltd. , Class A2
5.18%, 10/20/2037
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.50%) 700,000 700,081
Capital Four U.S. CLO III Ltd. , Class A2R
5.09%, 04/21/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.42%) 700,000 698,228
CarVal CLO X-C Ltd. , Class A
5.14%, 07/20/2037
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.46%) 250,000 250,064
Elmwood CLO 16 Ltd. , Class ARR
4.79%, 04/20/2037
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.11%) 700,000 700,357
Empower CLO Ltd. , Class A1R
4.93%, 04/25/2037
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.28%) 500,000 501,027
GoldenTree Loan Management U.S. CLO 15
Ltd. , Class AJR
5.11%, 10/20/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.43%) 500,000 500,738
Golub Capital Partners CLO 76 B Ltd. , Class
A1
5.04%, 10/25/2037
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.37%) 394,857 395,589
KKR CLO 37 Ltd. , Class AR
4.85%, 04/20/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.17%) 700,000 699,808
BONDS (continued)
Principal
Amount Value
Asset-Backed Securities (continued)
Madison Park Funding LV Ltd. , Class A1R
5.04%, 07/18/2037
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.36%) $ 370,000 $ 370,068
Madison Park Funding LXXVII Ltd. , Class A1
4.91%, 04/20/2039
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.20%) 500,000 500,142
Madison Park Funding XXXVIII Ltd. , Class
A2R
5.13%, 10/17/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.45%) 700,000 700,638
Magnetite XXXIV Ltd. , Class A1R
4.81%, 01/15/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.14%) 500,000 499,866
Point Au Roche Park CLO Ltd. , Class AR
4.85%, 01/20/2039
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.17%) 260,000 260,061
RIN V LLC , Class A1R
5.01%, 10/14/2036
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.34%) 700,000 698,950
Silver Point CLO 12 Ltd. , Class A1
4.98%, 10/15/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.31%) 250,000 250,121
Sycamore Tree CLO Ltd. , Class A1
4.88%, 04/20/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.20%) 290,000 290,581
TCW CLO Ltd. , Class A
4.87%, 04/20/2038
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.19%) 600,000 599,559
Venture 47 CLO Ltd. , Class A1RR
4.95%, 04/20/2036
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.28%) 700,000 700,000
Wellfleet CLO Ltd. , Class A1R
4.82%, 07/15/2034
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.15%) 500,000 500,026
Woodmont Trust , Class A1R
5.07%, 10/25/2032
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.40%) 333,725 333,490
TOTAL BONDS a $ 14,233,938
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 4 .29%
Principal
Amount Value
U.S. Treasury Bills - 4 .29% – –
3.44%, 07/14/2026
(c)
$ 650,000 $ 649,160
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 649,160
Total Investments
99.05%
$ 14,965,540
Other Assets and Liabilities - 0.95% 143,384
TOTAL NET ASSETS - 100.00% $ 15,108,924
(a)
1-day yield shown as of period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,233,938 or 94.21% of net assets.
(c)
Rate represents the current yield to maturity which may be zero when nearing maturity date.

Schedule of Investments
Principal Focused Blue Chip ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 99 .98 % Shares Held Value
Aerospace & Defense - 9 .47% - —
General Electric Co. 10,536 $ 3,937,620
HEICO Corp., Class A 23,910 6,166,628
TransDigm Group, Inc. 7,930 10,563,077
$ 20,667,325
Commercial Services - 2 .06%
Moody's Corp. 9,907 4,487,078
Diversified Financial Services - 9 .81%
Mastercard, Inc., Class A 20,912 10,740,403
Visa, Inc., Class A 31,108 10,672,844
$ 21,413,247
Electronics - 2 .47%
Amphenol Corp., Class A 30,512 5,379,876
Healthcare - Products - 3 .22%
Danaher Corp. 36,941 7,036,522
Internet - 30 .93%
Alphabet, Inc., Class C 57,785 20,417,174
Amazon.com, Inc.
(a)
105,116 25,053,347
DoorDash, Inc., Class A
(a)
13,107 2,418,635
Meta Platforms, Inc., Class A 17,521 9,869,404
Netflix, Inc.
(a)
88,759 6,337,393
Uber Technologies, Inc.
(a)
47,234 3,408,405
$ 67,504,358
Lodging - 1 .67%
Hilton Worldwide Holdings, Inc. 10,992 3,632,416
Private Equity - 11 .90%
Brookfield Corp. 442,068 18,827,676
KKR & Co., Inc. 77,688 7,130,205
$ 25,957,881
Semiconductors - 14 .22%
Broadcom, Inc. 26,667 10,073,459
NVIDIA Corp. 104,790 20,967,431
$ 31,040,890
Software - 14 .23%
Cadence Design Systems, Inc.
(a)
27,528 10,331,809
Microsoft Corp. 51,750 19,303,785
Veeva Systems, Inc., Class A
(a)
8,005 1,420,647
$ 31,056,241
TOTAL COMMON STOCKS a $ 218,175,834
INVESTMENT COMPANIES - 0 .01 % Shares Held Value
Money Market Funds - 0 .01% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(b)
28,272 $ 28,272
TOTAL INVESTMENT COMPANIES a $ 28,272
Total Investments
99.99%
$ 218,204,106
Other Assets and Liabilities - 0.01% 29,273
TOTAL NET ASSETS - 100.00% $ 218,233,379
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ 5,233,640 $ 5,233,640 $ —
$ — $ 5,233,640 $ 5,233,640 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Inflation Protection ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 0 .42 % Shares Held Value
Money Market Funds - 0 .42% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
47,541 $ 47,541
TOTAL INVESTMENT COMPANIES a $ 47,541
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .33%
Principal
Amount Value
U.S. Treasury Inflation-Indexed Obligations
- 99 .33% – –
0.13%, 07/15/2026 $ 429,176 $ 429,918
0.13%, 10/15/2026 483,689 481,084
0.13%, 04/15/2027 511,715 501,721
0.13%, 01/15/2030 446,433 419,192
0.13%, 07/15/2030 489,538 457,352
0.13%, 01/15/2031 507,735 468,913
0.25%, 07/15/2029 395,668 377,342
0.38%, 01/15/2027 388,664 383,562
0.38%, 07/15/2027 436,881 429,571
0.50%, 01/15/2028 574,976 560,237
0.75%, 07/15/2028 387,283 378,641
0.88%, 01/15/2029 334,902 325,776
1.13%, 10/15/2030 748,257 726,515
1.25%, 04/15/2028 688,163 676,976
1.25%, 04/15/2031 410,616 397,812
1.63%, 10/15/2027 641,735 638,530
1.63%, 10/15/2029 628,494 624,056
1.63%, 04/15/2030 732,095 723,154
1.75%, 01/15/2028 182,755 181,474
2.13%, 04/15/2029 607,067 608,717
2.38%, 01/15/2027 196,456 195,957
2.38%, 10/15/2028 573,910 580,019
2.50%, 01/15/2029 170,573 172,705
3.63%, 04/15/2028 189,374 194,113
3.88%, 04/15/2029 216,694 227,513
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 11,160,850
Total Investments
99.75%
$ 11,208,391
Other Assets and Liabilities - 0.25% 27,531
TOTAL NET ASSETS - 100.00% $ 11,235,922
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal International Equity ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 97 .88 % Shares Held Value
Aerospace & Defense - 2 .55% - —
BAE Systems PLC 1,385,358 $ 33,885,492
Agriculture - 3 .97%
British American Tobacco PLC 849,720 52,714,984
Apparel - 0 .83%
Samsonite Group SA
(a)
6,323,100 10,980,781
Auto Manufacturers - 3 .09%
Daimler Truck Holding AG 852,053 41,084,049
Banks - 14 .10%
AIB Group PLC 4,265,196 50,074,313
BNP Paribas SA 252,103 29,421,719
Erste Group Bank AG 340,375 45,541,647
National Bank of Greece SA 1,907,766 32,882,483
UniCredit SpA 330,914 29,590,286
$ 187,510,448
Biotechnology - 1 .96%
Argenx SE
(b)
28,114 26,064,646
Distribution & Wholesale - 3 .07%
Rexel SA 934,878 40,815,597
Electronics - 1 .99%
Hoya Corp. 166,000 26,493,435
Engineering & Construction - 2 .28%
Obayashi Corp. 1,512,900 30,305,454
Entertainment - 1 .74%
Entain PLC 3,123,122 23,157,497
Healthcare - Services - 2 .06%
ICON PLC
(b)
157,527 27,364,015
Insurance - 8 .72%
AIA Group Ltd. 3,572,200 32,543,487
Hannover Rueck SE 125,683 34,809,945
Sompo Holdings, Inc. 1,266,600 48,593,443
$ 115,946,875
Internet - 8 .11%
Alibaba Group Holding Ltd. 3,603,700 42,663,514
Spotify Technology SA
(b)
94,806 43,528,279
Trip.com Group Ltd.
(b)
543,750 21,603,435
$ 107,795,228
Iron & Steel - 1 .70%
Vale SA, ADR 1,504,771 22,631,756
Lodging - 1 .85%
Galaxy Entertainment Group Ltd. 6,560,000 24,607,789
Machinery - Construction & Mining
- 1 .35%
Komatsu Ltd. 464,000 17,927,046
Mining - 4 .15%
Teck Resources Ltd., Class B 926,494 55,181,349
Oil & Gas - 4 .50%
Shell PLC 454,909 17,698,133
Suncor Energy, Inc. 784,126 42,184,956
$ 59,883,089
Pharmaceuticals - 3 .05%
AstraZeneca PLC 216,526 40,496,737
Pipelines - 0 .46%
Gaztransport Et Technigaz SA 29,003 6,160,508
Retail - 2 .14%
Yum China Holdings, Inc. 698,500 28,464,219
Semiconductors - 21 .77%
ASML Holding NV 45,980 90,436,750
Samsung Electronics Co. Ltd. 493,456 106,379,852
Taiwan Semiconductor Manufacturing Co.
Ltd., ADR 193,776 92,541,604
$ 289,358,206
Software - 1 .50%
Sage Group PLC 1,842,309 19,940,842
Telecommunications - 0 .94%
Zegona Communications PLC 593,827 12,539,894
TOTAL COMMON STOCKS a $ 1,301,309,936
INVESTMENT COMPANIES - 2 .47 % Shares Held Value
Money Market Funds - 2 .47% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(c)
32,794,537 $ 32,794,537
TOTAL INVESTMENT COMPANIES a $ 32,794,537
Total Investments
100.35%
$ 1,334,104,473
Other Assets and Liabilities - (0.35%) (4,706,602)
TOTAL NET ASSETS - 100.00% $ 1,329,397,871
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $10,980,781 or 0.83% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal International Equity ETF
June 30, 2026
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ 94,931,535 $ 94,931,535 $ —
$ — $ 94,931,535 $ 94,931,535 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Investment Grade Corporate ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 2 .54 % Shares Held Value
Money Market Funds - 2 .54% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.56%
(a),(b),(c)
209,000 $ 209,000
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
4,839,741 4,839,741
TOTAL INVESTMENT COMPANIES a $ 5,048,741
BONDS - 97 .68%
Principal
Amount Value
Aerospace & Defense - 5 .10% — —
Boeing Co.
5.15%, 05/01/2030 $ 436,000 $ 441,315
5.81%, 05/01/2050 2,547,000 2,516,349
7.01%, 05/01/2064 444,000 504,936
Honeywell Aerospace, Inc.
4.60%, 03/16/2033
(d)
799,000 784,214
4.95%, 03/16/2036
(d)
554,000 545,541
5.62%, 03/16/2046
(d)
331,000 329,593
5.73%, 03/16/2056
(d)
549,000 548,974
Northrop Grumman Corp.
4.03%, 10/15/2047 248,000 197,513
4.95%, 03/15/2053 376,000 336,628
5.20%, 06/01/2054 706,000 658,799
5.25%, 07/15/2035 346,000 351,630
RTX Corp.
3.03%, 03/15/2052 1,320,000 851,798
4.63%, 11/16/2048 152,000 131,842
5.38%, 02/27/2053 320,000 306,419
6.10%, 03/15/2034 981,000 1,052,568
6.40%, 03/15/2054 231,000 253,560
Spirit AeroSystems, Inc.
4.60%, 06/15/2028 349,000 347,680
$ 10,159,359
Agriculture - 2 .39%
BAT Capital Corp.
4.54%, 08/15/2047 960,000 791,394
4.63%, 03/22/2033 965,000 943,949
4.76%, 09/06/2049 1,334,000 1,122,131
5.83%, 02/20/2031 554,000 577,086
Philip Morris International, Inc.
4.63%, 10/29/2035 710,000 683,559
4.88%, 04/29/2036 647,000 633,398
$ 4,751,517
Airlines - 3 .26%
AS Mileage Plan IP Ltd.
5.02%, 10/20/2029
(d)
1,378,000 1,365,751
5.31%, 10/20/2031
(d)
1,482,000 1,465,979
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.75%, 10/20/2028
(d)
2,227,872 2,225,951
United Airlines Holdings, Inc.
5.38%, 03/01/2031 368,000 365,357
United Airlines Pass-Through Trust , Class A
5.88%, 08/15/2038 1,066,611 1,069,921
$ 6,492,959
Auto Manufacturers - 1 .82%
Ford Motor Credit Co. LLC
5.80%, 03/08/2029 965,000 973,450
General Motors Financial Co., Inc.
5.10%, 09/15/2031 602,000 603,143
Hyundai Capital America
4.50%, 09/18/2030
(d)
812,000 797,421
5.00%, 04/07/2031
(d)
569,000 568,163
5.25%, 06/21/2033
(d)
680,000 677,205
$ 3,619,382
Banks - 29 .69%
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031 600,000 599,039
Bank of America Corp.
2.69%, 04/22/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.32%) 5,240,000 4,746,471
BONDS (continued)
Principal
Amount Value
Banks (continued)
Bank of Ireland Group PLC
5.00%, 11/12/2032
(d),(e)
(6-month Secured Overnight Financing Rate
+ 1.16%) $ 219,000 $ 218,851
Barclays PLC
5.59%, 06/26/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.51%) 775,000 773,895
CaixaBank SA
4.82%, 04/22/2032
(d),(e)
(1 Day USD Secured Overnight Financing
Rate + 1.21%) 269,000 266,806
5.40%, 04/22/2037
(d),(e)
(1 Day USD Secured Overnight Financing
Rate + 1.53%) 428,000 423,763
5.58%, 07/03/2036
(d),(e)
(1 Day USD Secured Overnight Financing
Rate + 1.79%) 792,000 799,688
Cooperatieve Rabobank UA
4.99%, 05/27/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%) 436,000 438,589
Danske Bank AS
4.61%, 10/02/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%) 597,000 593,727
5.02%, 03/04/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.93%) 910,000 913,601
Deutsche Bank AG
4.73%, 02/06/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.14%) 1,537,000 1,514,808
4.95%, 08/04/2031
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.30%) 1,801,000 1,794,678
5.06%, 04/14/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.41%) 736,000 734,188
5.30%, 05/09/2031
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.72%) 604,000 610,316
5.71%, 02/08/2028
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.59%) 244,000 245,732
Goldman Sachs Group, Inc.
4.52%, 01/21/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 0.96%) 1,000,000 981,128
4.94%, 10/21/2036
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.33%) 960,000 932,215
5.02%, 10/23/2035
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.42%) 791,000 776,973
5.07%, 01/21/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.19%) 1,995,000 1,947,821
5.43%, 06/03/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.31%) 552,000 553,896
5.56%, 11/19/2045
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.58%) 603,000 585,996
HSBC Holdings PLC
5.13%, 11/06/2036
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.43%) 820,000 807,062

Schedule of Investments
Principal Investment Grade Corporate ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
HSBC Holdings PLC (continued)
5.24%, 05/13/2031
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.57%) $ 533,000 $ 538,835
5.60%, 05/17/2028
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.06%) 2,114,000 2,132,318
Huntington Bancshares, Inc.
4.62%, 01/28/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 0.99%) 207,000 203,566
5.61%, 01/28/2041
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%) 723,000 708,833
5.71%, 02/02/2035
(e)
(6-month Secured Overnight Financing Rate
+ 1.87%) 2,858,000 2,923,939
JPMorgan Chase & Co.
4.90%, 01/22/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.07%) 307,000 298,951
5.58%, 07/23/2036
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.64%) 1,353,000 1,373,556
Keybank National Association
5.00%, 01/26/2033 2,138,000 2,116,006
KeyCorp
5.31%, 01/28/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.37%) 399,000 393,154
6.40%, 03/06/2035
(e)
(6-month Secured Overnight Financing Rate
+ 2.42%) 342,000 364,008
Mitsubishi UFJ Financial Group, Inc.
4.85%, 04/21/2032
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.92%) 657,000 653,893
Morgan Stanley
4.49%, 01/16/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 0.95%) 586,000 574,609
4.81%, 04/16/2032
(e)
(6-month Secured Overnight Financing Rate
+ 1.18%) 955,000 947,576
5.32%, 07/19/2035
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.56%) 5,213,000 5,238,101
Morgan Stanley Private Bank NA
4.73%, 07/18/2031
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.08%) 1,784,000 1,775,952
Pinnacle Financial Partners, Inc.
5.60%, 05/19/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.70%) 642,000 644,053
PNC Financial Services Group, Inc.
5.37%, 07/21/2036
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.42%) 533,000 537,919
5.42%, 01/25/2041
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.17%) 1,038,000 1,019,774
5.58%, 01/29/2036
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.39%) 544,000 557,684
5.68%, 01/22/2035
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.90%) 2,865,000 2,952,400
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
(continued)
6.88%, 10/20/2034
(e)
(1 Day USD Secured Overnight Financing
Rate + 2.28%) $ 382,000 $ 421,738
Societe Generale SA
5.37%, 05/27/2032
(d),(e)
(1 Day USD Secured Overnight Financing
Rate + 1.28%) 1,378,000 1,386,061
5.40%, 08/08/2034
(d),(e),(f)
(1 Day USD Secured Overnight Financing
Rate + 1.51%) 1,040,000 1,033,139
Texas Capital Bancshares, Inc.
5.30%, 02/27/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.94%) 697,000 689,790
Truist Financial Corp.
4.60%, 01/27/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 0.97%) 793,000 782,043
4.68%, 04/23/2032
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.09%) 885,000 873,550
5.28%, 04/23/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.41%) 1,124,000 1,113,124
U.S. Bancorp
2.49%, 11/03/2036
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%) 655,000 570,199
5.68%, 01/23/2035
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.86%) 1,538,000 1,587,976
5.72%, 05/20/2041
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.25%) 1,681,000 1,686,371
UBS Group AG
5.43%, 02/08/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%) 629,000 637,926
Westpac Banking Corp.
4.11%, 07/24/2034
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%) 945,000 921,595
Zions Bancorp NA
4.70%, 08/18/2028
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.16%) 215,000 214,640
$ 59,132,522
Biotechnology - 0 .31%
Amgen, Inc.
5.60%, 03/02/2043 408,000 405,543
Gilead Sciences, Inc.
5.50%, 11/15/2054 214,000 209,119
$ 614,662
Chemicals - 0 .60%
CF Industries, Inc.
5.30%, 11/26/2035 925,000 921,720
International Flavors & Fragrances, Inc.
3.47%, 12/01/2050
(d)
398,000 276,220
$ 1,197,940
Computers - 2 .36%
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029 1,363,000 1,354,964
5.00%, 10/15/2034 1,344,000 1,316,743
5.25%, 04/01/2033 922,000 924,855
5.60%, 10/15/2054 425,000 393,990
6.35%, 10/15/2045 358,000 368,963

Schedule of Investments
Principal Investment Grade Corporate ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Computers (continued)
International Business Machines Corp.
5.70%, 02/10/2055 $ 346,000 $ 331,258
$ 4,690,773
Diversified Financial Services - 7 .79%
Aercap Funding DAC
4.88%, 07/07/2031
(f)
1,225,000 1,218,668
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.85%, 10/29/2041 790 636
6.95%, 03/10/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%) 403,000 417,182
Aircastle Ltd./Aircastle Ireland DAC
5.75%, 10/01/2031
(d)
1,376,000 1,407,530
Atlas Warehouse Lending Co. LP
4.95%, 11/15/2030
(d)
1,479,000 1,458,268
5.25%, 01/15/2033
(d)
334,000 328,996
Avolon Holdings Funding Ltd.
4.85%, 04/01/2033
(d)
634,000 613,703
Blackstone Holdings Finance Co. LLC
2.85%, 08/05/2051
(d)
342 208
Charles Schwab Corp.
4.91%, 11/14/2036
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.23%) 1,200,000 1,170,909
5.49%, 05/21/2037
(e)
(1 Day USD Secured Overnight Financing
Rate + 1.28%) 771,000 781,401
5.85%, 05/19/2034
(e)
(1 Day USD Secured Overnight Financing
Rate + 2.50%) 447,000 467,080
Citadel Finance LLC
4.75%, 02/14/2029
(d)
642,000 631,938
5.90%, 02/10/2030
(d)
1,695,000 1,709,159
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032
(d)
572,000 565,154
5.50%, 06/18/2030
(d)
974,000 986,444
6.20%, 06/18/2035
(d)
1,297,000 1,325,413
Equitable America Global Funding
4.95%, 06/09/2030
(d)
371,000 371,549
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032
(d)
622,000 622,129
6.75%, 05/01/2033
(d)
1,396,000 1,435,600
$ 15,511,967
Electric - 9 .37%
AES Corp.
5.75%, 07/15/2033 180,000 181,075
5.80%, 03/15/2032 706,000 715,417
Alliant Energy Finance LLC
5.95%, 03/30/2029
(d)
353,000 362,946
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053 792,000 660,361
Black Hills Corp.
4.55%, 01/31/2031 534,000 525,925
CMS Energy Corp.
6.50%, 06/01/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.96%) 1,555,000 1,592,591
Dominion Energy, Inc.
5.35%, 06/15/2036 507,000 507,589
6.15%, 12/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%) 701,000 703,128
Duke Energy Florida LLC
6.20%, 11/15/2053 398,000 420,463
Evergy Missouri West, Inc.
5.25%, 12/15/2035
(d)
508,000 504,825
Exelon Corp.
5.60%, 03/15/2053 373,000 357,033
BONDS (continued)
Principal
Amount Value
Electric (continued)
Indianapolis Power & Light Co.
5.70%, 04/01/2054
(d)
$ 526,000 $ 516,237
Interstate Power & Light Co.
5.60%, 06/29/2035 1,779,000 1,827,317
Louisville Gas & Electric Co.
5.85%, 08/15/2055 246,000 247,486
NextEra Energy Capital Holdings, Inc.
5.45%, 03/15/2035 362,000 367,492
6.38%, 08/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%) 945,000 962,434
6.70%, 09/01/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%) 1,338,000 1,370,370
NRG Energy, Inc.
5.41%, 10/15/2035
(d)
371,000 364,647
Pacific Gas & Electric Co.
5.05%, 11/15/2031 418,000 417,606
6.00%, 05/01/2056 454,000 434,354
6.30%, 08/15/2056 701,000 698,173
Public Service Co. of Colorado
5.25%, 04/01/2053 357,000 328,482
Puget Sound Energy, Inc.
5.60%, 09/15/2055 346,000 336,315
Southern Power Co.
4.90%, 10/01/2035 727,000 705,320
WEC Energy Group, Inc.
5.63%, 05/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%) 780,000 775,289
Xcel Energy, Inc.
5.45%, 08/15/2033 2,128,000 2,166,063
5.75%, 12/03/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%) 609,000 601,852
$ 18,650,790
Environmental Control - 0 .29%
Waste Connections, Inc.
4.80%, 07/15/2036 594,000 578,014
Food - 4 .59%
JBS NV/JBS USA Foods Group Holdings,
Inc./JBS USA Food Co. Holdings
4.38%, 02/02/2052 1,184,400 893,670
5.63%, 03/10/2037
(d)
1,177,000 1,172,092
5.75%, 04/01/2033 214,000 219,707
5.95%, 04/20/2035 713,000 735,216
6.25%, 03/01/2056 1,193,000 1,168,596
6.38%, 02/25/2055 926,000 927,543
6.40%, 05/10/2057
(d)
551,000 549,663
Mars, Inc.
5.20%, 03/01/2035
(d)
1,965,000 1,972,813
5.70%, 05/01/2055
(d)
1,517,000 1,494,498
Sysco Corp.
3.15%, 12/14/2051 736 469
$ 9,134,267
Gas - 1 .63%
Boston Gas Co.
5.84%, 01/10/2035
(d)
386,000 401,956
NiSource, Inc.
6.95%, 11/30/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%) 1,196,000 1,236,678
Southern California Gas Co.
6.00%, 06/15/2055 955,000 967,965
Southern Co. Gas Capital Corp.
6.05%, 09/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%) 632,000 632,829
$ 3,239,428

Schedule of Investments
Principal Investment Grade Corporate ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Healthcare - Products - 1 .46%
Abbott Laboratories
4.30%, 03/15/2033 $ 895,000 $ 868,114
4.65%, 03/15/2036 584,000 567,021
5.50%, 03/15/2056 890,000 871,628
VSP Optical Group, Inc.
5.65%, 06/01/2036
(d)
597,000 599,819
$ 2,906,582
Healthcare - Services - 0 .50%
HCA, Inc.
5.30%, 05/15/2036 642,000 637,706
UnitedHealth Group, Inc.
5.75%, 07/15/2064 366,000 357,507
$ 995,213
Insurance - 2 .83%
Allianz SE
6.55%, 10/30/2033
(d),(e),(g),(h),(i)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%) 400,000 405,576
American International Group, Inc.
5.45%, 05/07/2035 406,000 414,064
Aon North America, Inc.
5.75%, 03/01/2054 1,005,000 985,973
Arch Capital Group Ltd.
5.95%, 06/15/2056 781,000 788,112
Athene Global Funding
5.13%, 06/01/2029
(d)
408,000 408,776
Corebridge Financial, Inc.
5.75%, 01/15/2034 377,000 387,252
Markel Group, Inc.
6.00%, 05/16/2054 350,000 350,237
MetLife, Inc.
5.00%, 07/15/2052 228,000 205,157
5.85%, 03/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%) 712,000 702,493
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055
(d)
416,000 428,001
Willis North America, Inc.
4.55%, 03/15/2031 570,000 559,640
$ 5,635,281
Internet - 2 .27%
Amazon.com, Inc.
5.80%, 03/13/2056 365,000 362,671
Beignet Investor LLC
6.58%, 05/30/2049
(d)
1,614,000 1,646,527
Meta Platforms, Inc.
4.45%, 08/15/2052 1,322,000 1,018,725
5.25%, 05/15/2036 542,000 538,174
6.30%, 05/15/2056 965,000 960,579
$ 4,526,676
Investment Companies - 0 .37%
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/2033
(d)
400,000 401,703
8.00%, 06/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.30%) 325,000 344,291
$ 745,994
Iron & Steel - 0 .35%
ArcelorMittal SA
5.38%, 05/19/2036 701,000 694,912
Media - 0 .57%
Charter Communications Operating LLC/
Charter Communications Operating Capital
3.90%, 06/01/2052 805,000 513,159
Space Exploration Technologies Corp.
5.35%, 07/15/2031
(d)
615,000 613,398
$ 1,126,557
BONDS (continued)
Principal
Amount Value
Mining - 1 .18%
Anglo American Capital PLC
5.25%, 03/19/2036
(d)
$ 624,000 $ 617,503
Glencore Funding LLC
4.90%, 07/01/2031
(d)
925,000 925,176
5.51%, 04/01/2036
(d)
800,000 804,705
$ 2,347,384
Oil & Gas - 0 .22%
Diamondback Energy, Inc.
5.75%, 04/18/2054 449,000 436,514
Oil & Gas Services - 0 .51%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor, Inc.
5.85%, 06/15/2056 1,027,000 1,014,546
Packaging & Containers - 1 .37%
Packaging Corp. of America
5.20%, 08/15/2035 1,107,000 1,108,797
5.70%, 12/01/2033 387,000 402,811
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030 1,208,000 1,225,958
$ 2,737,566
Pharmaceuticals - 3 .17%
AbbVie, Inc.
4.25%, 11/21/2049 552,000 450,620
4.75%, 03/15/2036 712,000 696,582
5.50%, 03/15/2064 621,000 597,234
5.55%, 03/15/2056 451,000 443,702
CVS Health Corp.
5.45%, 09/15/2035 631,000 639,163
Eli Lilly & Co.
5.60%, 05/20/2056 537,000 539,339
Novartis Capital Corp.
5.70%, 03/18/2056 624,000 635,863
Zoetis, Inc.
4.70%, 02/01/2043 313,000 279,916
5.00%, 08/17/2035 2,052,000 2,026,679
$ 6,309,098
Pipelines - 4 .06%
Cheniere Energy, Inc.
5.65%, 04/15/2034 958,000 983,158
DT Midstream, Inc.
4.13%, 06/15/2029
(d)
2,086,000 2,044,318
Energy Transfer LP
5.15%, 03/15/2045 609,000 543,237
5.95%, 05/15/2054 813,000 778,159
NGPL PipeCo LLC
5.60%, 08/15/2036
(d)
1,000,000 994,482
ONEOK, Inc.
4.75%, 10/15/2031 1,136,000 1,122,908
5.70%, 11/01/2054 814,000 755,642
Rio Grande LNG LLC
6.15%, 06/30/2041
(d),(f)
700,000 700,187
Transcontinental Gas Pipe Line Co. LLC
5.75%, 03/15/2056 174,000 171,488
$ 8,093,579
REITs - 0 .00%
Realty Income Corp.
3.10%, 12/15/2029 70 67
Semiconductors - 5 .53%
Broadcom, Inc.
3.42%, 04/15/2033 596,000 543,305
4.35%, 02/15/2030 771,000 763,287
4.55%, 02/15/2032 378,000 372,902
4.60%, 01/15/2033 1,182,000 1,159,473
4.90%, 02/15/2038 1,411,000 1,363,043
5.15%, 11/15/2031 562,000 571,853
5.20%, 07/15/2035 955,000 958,210
Intel Corp.
4.75%, 03/25/2050 922,000 766,037
5.30%, 05/15/2036 746,000 742,268

Schedule of Investments
Principal Investment Grade Corporate ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Semiconductors (continued)
Marvell Technology, Inc.
2.95%, 04/15/2031 $ 758,000 $ 696,733
5.30%, 04/15/2036 1,532,000 1,524,230
5.45%, 07/15/2035 548,000 555,546
5.95%, 09/15/2033 956,000 1,003,934
$ 11,020,821
Software - 1 .79%
Oracle Corp.
3.95%, 03/25/2051 1,350,000 863,706
4.00%, 07/15/2046 748,000 504,529
4.90%, 02/06/2033 214,000 202,898
5.20%, 09/26/2035 579,000 542,064
5.38%, 09/27/2054 381,000 298,806
5.55%, 02/06/2053 229,000 184,462
Synopsys, Inc.
5.15%, 04/01/2035 551,000 547,851
5.70%, 04/01/2055 433,000 419,918
$ 3,564,234
Telecommunications - 1 .84%
AT&T, Inc.
3.50%, 09/15/2053 1,167,000 757,591
3.55%, 09/15/2055 550,000 354,169
Beacon Point DC LLC
6.13%, 11/30/2042
(d)
458,000 461,934
T-Mobile USA, Inc.
3.40%, 10/15/2052 980,000 642,443
4.63%, 01/15/2033 624,000 609,856
5.88%, 11/15/2055 309,000 300,889
Verizon Communications, Inc.
5.88%, 11/30/2055 557,000 540,389
$ 3,667,271
Transportation - 0 .28%
Burlington Northern Santa Fe LLC
5.55%, 03/15/2056 570,000 558,232
Water - 0 .18%
Essential Utilities, Inc.
5.13%, 03/15/2036 366,000 360,793
TOTAL BONDS a $ 194,514,900
Total Investments
100.22%
$ 199,563,641
Other Assets and Liabilities - (0.22%) (429,564)
TOTAL NET ASSETS - 100.00% $ 199,134,077
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $209,000 or
0.10% of net assets.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $46,145,036 or 23.17% of net assets.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Securities purchased on a when-issued basis.
(g)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $204,905 or 0.10% of net assets.
(h)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $405,576 or 0.20% of net assets.
(i)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.

Schedule of Investments
Principal Investment Grade Corporate ETF
June 30, 2026
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ 562,295 $ 27,847,898 $ 28,201,193 $ 209,000
$ 562,295 $ 27,847,898 $ 28,201,193 $ 209,000
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type   Contracts Notional Amount
Value and Unrealized
Appreciation/(Depreciation)
Chicago Board of Trade 2 Year U.S. Treasury Notes; September
2026 Long 21 $ 4,328,789 $ (5,253)
Chicago Board of Trade 5 Year U.S. Treasury Notes; September
2026 Long 23 2,462,078 2,486
Chicago Board of Trade 10 Year U.S. Treasury Notes; September
2026 Short 89 9,780,265 (24,751)
Chicago Board of Trade U.S. Long Bonds; September 2026 Long 36 4,086,000 70,234
Ultra 10 Year U.S. Treasury Notes; September 2026 Short 56 6,298,250 (38,926)
Ultra U.S. Treasury Bonds; September 2026 Long 9 1,045,406 12,599
Total $ 16,389

Schedule of Investments
Principal Long Duration ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 0 .10 % Shares Held Value
Money Market Funds - 0 .10% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
12,356 $ 12,356
TOTAL INVESTMENT COMPANIES a $ 12,356
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 99 .86%
Principal
Amount Value
U.S. Treasury STRIPS Coupon - 20 .78% – –
0.00%, 08/15/2046 $ 299,000 $ 106,150
0.00%, 02/15/2047 427,000 147,686
0.00%, 08/15/2047 461,000 155,745
0.00%, 02/15/2048 894,000 294,287
0.00%, 11/15/2048 384,000 121,768
0.00%, 02/15/2049 652,000 203,949
0.00%, 05/15/2049 729,000 225,382
0.00%, 11/15/2049 330,000 99,550
0.00%, 02/15/2050 314,000 93,559
0.00%, 08/15/2050 698,000 202,556
0.00%, 02/15/2051 327,000 92,526
0.00%, 05/15/2051 328,000 91,674
0.00%, 11/15/2051 353,000 96,398
0.00%, 05/15/2052 383,000 101,991
0.00%, 11/15/2052 730,000 189,487
0.00%, 05/15/2053 308,000 78,462
0.00%, 08/15/2053 201,000 50,656
0.00%, 02/15/2054 436,000 107,606
$ 2,459,432
U.S. Treasury STRIPS Principal - 79 .08 % test
0.00%, 08/15/2046 283,000 102,798
0.00%, 11/15/2046 163,000 58,430
0.00%, 02/15/2047 639,000 225,605
0.00%, 05/15/2047 342,000 119,327
0.00%, 08/15/2047 525,000 180,732
0.00%, 11/15/2047 568,000 193,069
0.00%, 02/15/2048 579,000 194,072
0.00%, 05/15/2048 441,000 145,994
0.00%, 08/15/2048 786,000 256,785
0.00%, 11/15/2048 665,000 214,728
0.00%, 02/15/2049 958,000 305,150
0.00%, 05/15/2049 989,000 310,963
0.00%, 08/15/2049 406,000 126,033
0.00%, 11/15/2049 454,000 139,130
0.00%, 02/15/2050 568,000 171,987
0.00%, 05/15/2050 472,000 141,564
0.00%, 08/15/2050 641,000 189,677
0.00%, 11/15/2050 1,476,000 430,701
0.00%, 02/15/2051 1,127,000 324,610
0.00%, 05/15/2051 1,545,000 439,708
0.00%, 08/15/2051 1,104,000 310,287
0.00%, 11/15/2051 980,000 272,328
0.00%, 02/15/2052 1,335,000 366,783
0.00%, 05/15/2052 871,000 236,461
0.00%, 08/15/2052 857,000 230,106
0.00%, 11/15/2052 480,000 127,578
0.00%, 02/15/2053 1,615,000 424,674
0.00%, 05/15/2053 1,339,000 348,150
0.00%, 08/15/2053 823,000 211,945
0.00%, 11/15/2053 647,000 165,183
0.00%, 02/15/2054 1,235,000 311,523
0.00%, 05/15/2054 1,109,000 277,768
0.00%, 08/15/2054 1,278,000 316,258
0.00%, 11/15/2054 1,430,000 349,884
0.00%, 02/15/2055 1,231,000 298,250
0.00%, 05/15/2055 898,000 215,855
0.00%, 08/15/2055 885,000 210,364
0.00%, 11/15/2055 969,000 227,975
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount Value
U.S. Treasury STRIPS Principal (continued)
0.00%, 02/15/2056 $ 814,000 $ 190,132
$ 9,362,567
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 11,821,999
Total Investments
99.96%
$ 11,834,355
Other Assets and Liabilities - 0.04% 5,062
TOTAL NET ASSETS - 100.00% $ 11,839,417
(a)
1-day yield shown as of period end.

Schedule of Investments
Principal Quality ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 99 .72 % Shares Held Value
Aerospace & Defense - 3 .21% - —
General Electric Co. 1,454 $ 543,403
Howmet Aerospace, Inc. 1,415 380,437
$ 923,840
Apparel - 1 .04%
Deckers Outdoor Corp.
(a)
3,008 298,664
Auto Manufacturers - 2 .01%
Cummins, Inc. 635 452,889
Tesla, Inc.
(a)
302 127,021
$ 579,910
Banks - 2 .60%
Huntington Bancshares, Inc. 19,749 350,150
Northern Trust Corp. 2,300 399,832
$ 749,982
Beverages - 1 .13%
Brown-Forman Corp., Class B 12,208 325,343
Building Materials - 2 .85%
Carrier Global Corp. 5,627 412,740
Trane Technologies PLC 829 407,172
$ 819,912
Chemicals - 3 .66%
Ecolab, Inc. 1,206 336,004
PPG Industries, Inc. 2,976 360,959
Sherwin-Williams Co. 1,038 357,404
$ 1,054,367
Commercial Services - 2 .15%
Cintas Corp. 1,667 283,523
Corpay, Inc.
(a)
1,007 335,603
$ 619,126
Computers - 7 .81%
Apple, Inc. 5,467 1,581,931
Leidos Holdings, Inc. 1,782 183,493
NetApp, Inc. 3,125 483,625
$ 2,249,049
Diversified Financial Services - 6 .67%
Cboe Global Markets, Inc. 1,067 258,929
Intercontinental Exchange, Inc. 2,116 260,501
Mastercard, Inc., Class A 977 501,787
Nasdaq, Inc. 3,678 289,900
Visa, Inc., Class A 1,774 608,641
$ 1,919,758
Electrical Components & Equipment
- 2 .83%
AMETEK, Inc. 1,491 360,733
Eaton Corp. PLC 1,067 454,670
$ 815,403
Electronics - 4 .50%
Allegion PLC 2,079 292,079
Garmin Ltd. 1,337 317,591
Hubbell, Inc. 673 352,113
Mettler-Toledo International, Inc.
(a)
262 334,708
$ 1,296,491
Environmental Control - 2 .99%
Pentair PLC 3,400 260,644
Republic Services, Inc. 1,421 302,787
Veralto Corp. 3,365 298,408
$ 861,839
Healthcare - Products - 8 .81%
Agilent Technologies, Inc. 2,797 371,526
Boston Scientific Corp.
(a)
5,002 213,485
Danaher Corp. 1,868 355,817
GE HealthCare Technologies, Inc. 4,342 277,932
Intuitive Surgical, Inc.
(a)
794 315,758
STERIS PLC 1,376 289,744
Stryker Corp. 1,004 316,099
Waters Corp.
(a)
1,058 396,792
$ 2,537,153
Healthcare - Services - 0 .88%
HCA Healthcare, Inc. 652 254,208
Insurance - 4 .61%
Berkshire Hathaway, Inc., Class B
(a)
47 23,518
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Globe Life, Inc. 2,193 $ 391,845
Marsh & McLennan Cos., Inc. 1,908 318,007
W.R. Berkley Corp. 4,523 319,007
Willis Towers Watson PLC 1,056 276,007
$ 1,328,384
Internet - 11 .12%
Alphabet, Inc., Class A 1,105 394,894
Alphabet, Inc., Class C 2,520 890,391
Amazon.com, Inc.
(a)
2,717 647,570
GoDaddy, Inc., Class A
(a)
3,324 282,141
Meta Platforms, Inc., Class A 399 224,753
Palo Alto Networks, Inc.
(a)
2,235 762,180
$ 3,201,929
Machinery - Diversified - 1 .20%
Nordson Corp. 1,149 346,642
Media - 0 .97%
Comcast Corp., Class A 11,335 278,274
Miscellaneous Manufacturers - 1 .32%
Parker-Hannifin Corp. 389 380,489
Oil & Gas Services - 1 .17%
SLB Ltd. 7,245 336,820
Retail - 1 .29%
TJX Cos., Inc. 2,455 371,932
Semiconductors - 12 .65%
Applied Materials, Inc. 1,323 956,529
Broadcom, Inc. 1,009 381,150
Monolithic Power Systems, Inc. 322 445,120
NVIDIA Corp. 9,306 1,862,037
$ 3,644,836
Software - 10 .96%
Autodesk, Inc.
(a)
1,276 248,080
Broadridge Financial Solutions, Inc. 1,610 220,490
Cadence Design Systems, Inc.
(a)
1,162 436,122
Intuit, Inc. 768 200,448
Jack Henry & Associates, Inc. 1,816 250,136
Microsoft Corp. 2,547 950,082
Roper Technologies, Inc. 883 298,798
Salesforce, Inc. 1,970 308,620
Tyler Technologies, Inc.
(a)
838 245,081
$ 3,157,857
Transportation - 1 .29%
FedEx Corp. 958 299,979
Fedex Freight Holding Co., Inc.
(a)
479 72,329
$ 372,308
TOTAL COMMON STOCKS a $ 28,724,516
INVESTMENT COMPANIES - 0 .21 % Shares Held Value
Money Market Funds - 0 .21% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(b)
59,978 $ 59,978
TOTAL INVESTMENT COMPANIES a $ 59,978
Total Investments
99.93%
$ 28,784,494
Other Assets and Liabilities - 0.07% 19,867
TOTAL NET ASSETS - 100.00% $ 28,804,361
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal Real Estate Active Opportunities ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 98 .76 % Shares Held Value
Private Equity - 0 .31% - —
Centuria Capital Group 60,435 $ 80,755
Real Estate - 1 .72%
CTP NV
(a)
7,948 144,939
Hang Lung Properties Ltd. 92,000 80,822
Henderson Land Development Co. Ltd. 34,000 107,512
Hongkong Land Holdings Ltd. 15,200 108,224
$ 441,497
REITs - 96 .73%
American Healthcare REIT, Inc. 9,780 510,027
American Homes 4 Rent, Class A 26,230 879,230
American Tower Corp. 9,595 1,569,454
Blackstone Digital Infrastructure Trust, Inc.
(b)
6,612 143,018
Brandywine Realty Trust 29,942 94,916
Broadstone Net Lease, Inc. 13,931 287,954
Centuria Capital Group
(b)
22,129 29,570
Centurion Accommodation REIT 153,300 125,602
COPT Defense Properties 7,207 262,263
Cousins Properties, Inc. 13,054 391,359
Crown Castle, Inc. 15,479 1,172,225
Digital Realty Trust, Inc. 3,635 652,773
Dream Industrial Real Estate Investment Trust 9,400 92,724
EastGroup Properties, Inc. 3,736 756,652
Equinix, Inc. 2,014 2,099,373
Equity Residential 12,758 866,651
Extra Space Storage, Inc. 6,645 965,519
FrontView REIT, Inc. 12,112 245,026
Gaming & Leisure Properties, Inc. 22,436 999,075
GO Residential Real Estate Investment Trust
(a)
36,964 353,745
Goodman Group 10,190 219,624
Healthpeak Properties, Inc. 32,146 687,924
Iron Mountain, Inc. 8,352 1,054,941
Keppel DC REIT 38,100 65,966
Kilroy Realty Corp. 6,397 239,696
Macerich Co. 10,089 254,142
Mercialys SA 19,880 266,218
National Health Investors, Inc. 4,134 315,259
National Healthcare Properties, Inc.
(b)
10,425 152,726
Nexus Industrial REIT 30,720 175,233
Prologis, Inc. 8,277 1,121,285
Regency Centers Corp. 5,608 447,182
Rexford Industrial Realty, Inc. 16,209 543,002
Ryman Hospitality Properties, Inc. 4,195 539,267
Sabra Health Care REIT, Inc. 58,119 1,133,902
Saul Centers, Inc. 8,260 308,841
Sekisui House Reit, Inc. 135 63,600
SL Green Realty Corp. 5,466 282,975
Smartstop Self Storage REIT, Inc. 10,677 347,003
Stockland 22,603 63,849
Stoneweg Europe Stapled Trust 104,900 183,384
UI Boustead REIT
(b)
547,800 338,736
Unibail-Rodamco-Westfield
(b)
900 105,353
Ventas, Inc. 12,908 1,146,230
Warehouses De Pauw CVA 6,338 159,754
Welltower, Inc. 9,075 2,059,753
$ 24,773,001
TOTAL COMMON STOCKS a $ 25,295,253
INVESTMENT COMPANIES - 0 .93 % Shares Held Value
Money Market Funds - 0 .93% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(c)
237,564 $ 237,564
TOTAL INVESTMENT COMPANIES a $ 237,564
Total Investments
99.69%
$ 25,532,817
Other Assets and Liabilities - 0.31% 78,732
TOTAL NET ASSETS - 100.00% $ 25,611,549
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $498,684 or 1.95% of net assets.
(b)
Non-income producing security.
(c)
1-day yield shown as of period end.

Schedule of Investments
Principal Securitized Debt ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 2 .41 % Shares Held Value
Money Market Funds - 2 .41% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
487,326 $ 487,326
TOTAL INVESTMENT COMPANIES a $ 487,326
BONDS - 67 .03%
Principal
Amount Value
Asset-Backed Securities - 23 .09% — —
Enterprise Fleet Financing LLC , Class A3
4.11%, 12/20/2029
(b)
$ 1,000,000 $ 989,543
GLS Auto Select Receivables Issuer Trust ,
Class A2
4.05%, 02/17/2032
(b)
947,296 942,461
GreatAmerica Leasing Receivables Funding
LLC , Class A3
4.49%, 04/16/2029
(b)
1,000,000 1,000,632
Honda Auto Receivables Owner Trust , Class
A4
5.17%, 05/15/2030 1,000,000 1,007,841
Volkswagen Auto Lease Trust , Class A3
4.01%, 01/22/2029 732,000 729,527
$ 4,670,004
Electric - 5 .02%
PG&E Recovery Funding LLC
5.26%, 01/15/2040 1,000,000 1,015,399
Mortgage-Backed Securities - 38 .92%
Bank , Class XA
0.92%, 06/15/2036
(c)
9,000,000 505,390
Bank , Class XB
0.25%, 09/15/2060 65,570,000 135,238
0.71%, 06/15/2064 18,100,000 494,885
BBCMS Mortgage Trust , Class A1
4.90%, 11/15/2057 494,555 494,603
BFLD Commercial Mortgage Trust , Class A
4.83%, 10/10/2042
(b)
750,000 741,605
BX Commercial Mortgage Trust , Class A
5.36%, 07/13/2058
(b)
500,000 485,948
CONE Commercial Mortgage Trust , Class A
5.75%, 05/15/2043
(b)
1,000,000 996,218
GGP Commercial Mortgage Trust , Class A
5.12%, 07/05/2043
(b)
1,000,000 1,003,380
GS Mortgage Securities Trust , Class XA
1.24%, 05/12/2053
(d)
19,376,352 688,343
Morgan Stanley Capital I Trust , Class AS
3.90%, 03/15/2049 793,887 788,322
MSWF Commercial Mortgage Trust , Class A5
5.75%, 05/15/2056 1,000,000 1,040,291
NYC Commercial Mortgage Trust , Class A
5.21%, 02/05/2041
(b)
500,000 495,675
$ 7,869,898
TOTAL BONDS a $ 13,555,301
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 39 .09%
Principal
Amount Value
Federal Home Loan Mortgage Corp.
- 7 .78% – –
2.00%, 05/01/2051 $ 469,872 $ 378,359
4.00%, 07/01/2055 401,985 379,092
5.00%, 04/01/2040 244,866 247,463
5.00%, 08/01/2053 98,818 97,602
5.00%, 01/01/2056 228,126 224,954
5.50%, 04/01/2056 244,333 246,296
$ 1,573,766
Federal National Mortgage Association
- 10 .53 % test
2.00%, 11/01/2051 474,119 380,690
2.50%, 01/01/2052 362,835 304,986
2.50%, 02/01/2052 422,670 355,281
4.50%, 10/01/2052 254,238 246,087
5.00%, 01/01/2056 226,735 224,664
5.50%, 04/01/2053 247,131 251,517
6.00%, 09/01/2054 356,253 366,226
$ 2,129,451
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount Value
Government National Mortgage Association
- 8 .70 % test
2.00%, 04/20/2052 $ 306,333 $ 251,263
2.50%, 09/20/2051 293,318 250,849
4.50%, 11/20/2054 262,515 252,909
5.00%, 07/20/2056
(e)
510,000 502,759
5.50%, 07/20/2056
(e)
500,000 502,457
$ 1,760,237
U.S. Treasury Bills - 7 .41 % test
3.44%, 07/14/2026
(f)
1,500,000 1,498,062
U.S. Treasury Notes - 2 .93 % test
3.88%, 03/31/2031 600,000 591,469
Uniform Mortgage-Backed Security
- 1 .74 % test
5.00%, 07/01/2056
(e)
180,000 176,851
5.50%, 07/01/2056
(e)
175,000 175,559
$ 352,410
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS a $ 7,905,395
Total Investments
108.53%
$ 21,948,022
Other Assets and Liabilities - (8.53%) (1,724,715)
TOTAL NET ASSETS - 100.00% $ 20,223,307
(a)
1-day yield shown as of period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $6,655,462 or 32.91% of net assets.
(c)
Securities purchased on a when-issued basis.
(d)
Interest only.
(e)
Security was purchased in a "to-be-announced" ("TBA") transaction.
(f)
Rate represents the current yield to maturity which may be zero when nearing maturity date.

Schedule of Investments
Principal Spectrum Preferred and Income ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 0 .85 % Shares Held Value
Money Market Funds - 0 .85% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
594,798 $ 594,798
TOTAL INVESTMENT COMPANIES a $ 594,798
PREFERRED STOCKS - 14 .73 % Shares Held Value
Banks - 10 .04% —
Bank of America Corp., Series NN
4.38%, 07/30/2026
(b)
5,380 $ 95,710
Bank of America Corp., Series QQ
4.25%, 11/17/2026
(b)
29,540 505,725
Citizens Financial Group, Inc., Series I
6.50%, 10/06/2030
(b)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%) 21,106 523,007
Fifth Third Bancorp
6.88%, 10/01/2030
(b)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%) 5,000 129,500
First Horizon Corp., Series H
6.75%, 04/10/2031
(b)
20,900 522,082
Huntington Bancshares, Inc., Series J
6.88%, 04/15/2028
(b)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.70%) 11,456 287,202
KeyCorp, Series E
6.13%, 12/15/2026
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 4.15%) 44,172 1,098,999
KeyCorp, Series H
6.20%, 12/15/2027
(b)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%) 13,963 348,237
M&T Bank Corp., Series H
5.63%, 12/15/2026
(b)
(CME Term Secured Overnight Financing
Rate 3 Month + 4.28%) 4,699 117,381
M&T Bank Corp., Series J
7.50%, 06/15/2029
(b)
2,723 70,798
M&T Bank Corp., Series K
6.35%, 12/15/2030
(b)
12,000 293,880
Morgan Stanley, Series I
6.38%, 10/15/2026
(b)
17,030 424,388
Morgan Stanley, Series K
5.85%, 04/15/2027
(b)
40,000 942,400
Morgan Stanley, Series P
6.50%, 10/15/2027
(b)
4,000 100,760
Morgan Stanley, Series Q
6.63%, 10/15/2029
(b)
12,000 304,800
Regions Financial Corp.
6.95%, 09/15/2029
(b)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%) 29,350 740,500
Regions Financial Corp., Series E
4.45%, 09/15/2026
(b)
5,700 91,827
UMB Financial Corp.
7.75%, 07/15/2030
(b)
(5-year Treasury Constant Maturity Rate +
3.74%) 11,400 300,618
Wintrust Financial Corp., Series F
7.88%, 07/15/2030
(b)
(5-year Treasury Constant Maturity Rate +
3.88%) 5,000 130,950
$ 7,028,764
Diversified Financial Services - 0 .95%
Capital One Financial Corp., Series I
5.00%, 09/01/2026
(b)
442 8,080
Capital One Financial Corp., Series J
4.80%, 09/01/2026
(b)
33,425 585,272
Capital One Financial Corp., Series L
4.38%, 09/01/2026
(b)
4,109 65,374
PREFERRED STOCKS (continued) Shares Held Value
Diversified Financial Services (continued)
Capital One Financial Corp., Series N
4.25%, 09/01/2026
(b)
284 $ 4,433
$ 663,159
Insurance - 2 .57%
Allstate Corp., Series H
5.10%, 10/15/2026
(b)
20,318 403,922
Arch Capital Group Ltd., Series G
4.55%, 07/29/2026
(b)
27,799 453,124
Axis Capital Holdings Ltd., Series E
5.50%, 07/30/2026
(b)
9,972 187,573
Equitable Holdings, Inc., Series A
5.25%, 09/15/2026
(b)
1,438 27,667
Equitable Holdings, Inc., Series C
4.30%, 07/29/2026
(b)
19,550 318,665
MetLife, Inc., Series F
4.75%, 09/15/2026
(b)
17,250 321,540
RenaissanceRe Holdings Ltd., Series F
5.75%, 07/30/2026
(b)
2,000 41,020
RenaissanceRe Holdings Ltd., Series G
4.20%, 07/29/2026
(b)
2,982 44,730
$ 1,798,241
Telecommunications - 1 .17%
AT&T, Inc., Series A
5.00%, 07/30/2026
(b)
11,381 215,215
AT&T, Inc., Series C
4.75%, 07/30/2026
(b)
33,795 602,903
$ 818,118
TOTAL PREFERRED STOCKS a $ 10,308,282
BONDS - 83 .93%
Principal
Amount Value
Banks - 76 .42% — —
Banco Bilbao Vizcaya Argentaria SA
7.13%, 05/08/2033
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%) $ 500,000 $ 506,400
9.38%, 03/19/2029
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%) 800,000 873,627
Banco Santander SA
7.25%, 12/03/2035
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%) 300,000 304,940
8.00%, 02/01/2034
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%) 1,000,000 1,079,025
Bank of America Corp.
6.25%, 07/26/2030
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%) 621,000 628,461
6.63%, 05/01/2030
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 1,600,000 1,649,566
Bank of Montreal
6.88%, 11/26/2085
(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%) 200,000 203,367
7.30%, 11/26/2084
(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%) 1,600,000 1,673,434
Bank of New York Mellon Corp.
5.63%, 03/20/2031
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%) 700,000 698,662
Bank of Nova Scotia
6.88%, 10/27/2085
(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%) 1,475,000 1,492,460
8.63%, 10/27/2082
(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%) 924,000 961,258

Schedule of Investments
Principal Spectrum Preferred and Income ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Barclays PLC
7.63%, 03/15/2035
(b),(c),(d)
(USD Swap Rate NY 5 Year + 3.69%) $ 900,000 $ 940,742
9.63%, 12/15/2029
(b),(c),(d)
(USD Swap Rate NY 5 Year + 5.78%) 219,000 242,845
BNP Paribas SA
4.63%, 02/25/2031
(b),(c),(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%) 400,000 368,251
7.20%, 04/17/2036
(b),(c),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%) 200,000 201,254
7.45%, 06/27/2035
(b),(c),(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%) 236,000 243,498
8.00%, 08/22/2031
(b),(c),(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%) 1,000,000 1,073,048
Canadian Imperial Bank of Commerce
6.50%, 07/28/2086
(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%) 325,000 325,731
7.00%, 10/28/2085
(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%) 1,000,000 1,025,259
Citigroup, Inc.
6.88%, 08/15/2030
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%) 900,000 921,706
7.00%, 08/15/2034
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%) 2,300,000 2,399,167
Credit Agricole SA
6.70%, 09/23/2034
(b),(c),(d),(e)
(USD Swap Rate NY 5 Year + 3.60%) 500,000 501,267
7.13%, 09/23/2035
(b),(c),(d),(e)
(USD Swap Rate NY 5 Year + 3.58%) 1,600,000 1,648,398
Deutsche Bank AG
8.13%, 04/30/2030
(b),(c),(d)
(USD Swap Rate NY 5 Year + 4.36%) 400,000 422,492
Goldman Sachs Group, Inc.
6.13%, 11/10/2034
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%) 1,618,000 1,621,757
7.50%, 05/10/2029
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%) 400,000 419,577
HSBC Holdings PLC
6.75%, 11/18/2032
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%) 400,000 402,684
6.95%, 03/11/2034
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%) 1,430,000 1,481,703
7.00%, 09/24/2035
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.80%) 200,000 205,139
Huntington Bancshares, Inc.
5.63%, 07/15/2030
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%) 500,000 503,169
6.25%, 10/15/2030
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%) 700,000 707,140
ING Groep NV
6.50%, 11/16/2033
(b),(c),(d)
(USD Swap Rate NY 5 Year + 2.85%) 200,000 195,856
7.00%, 11/16/2032
(b),(c),(d)
(USD Swap Rate NY 5 Year + 3.59%) 2,369,000 2,437,677
BONDS (continued)
Principal
Amount Value
Banks (continued)
JPMorgan Chase & Co.
6.10%, 07/01/2031
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%) $ 900,000 $ 911,394
6.88%, 06/01/2029
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%) 1,445,000 1,513,727
Lloyds Banking Group PLC
6.63%, 09/27/2035
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 200,000 199,217
6.75%, 09/27/2031
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%) 1,250,000 1,284,694
NatWest Group PLC
7.30%, 11/19/2034
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%) 1,400,000 1,457,677
Nordea Bank Abp
6.30%, 09/25/2031
(b),(c),(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%) 400,000 402,326
6.75%, 11/10/2033
(b),(c),(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%) 1,900,000 1,919,444
PNC Financial Services Group, Inc.
6.25%, 03/15/2030
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%) 1,587,000 1,622,304
Royal Bank of Canada
6.35%, 11/24/2084
(c)
(5-year Treasury Constant Maturity Rate +
2.26%) 400,000 386,186
6.50%, 11/24/2085
(c)
(5-year Treasury Constant Maturity Rate +
2.46%) 1,150,000 1,137,608
6.75%, 08/24/2085
(c)
(5-year Treasury Constant Maturity Rate +
2.82%) 1,017,000 1,034,462
7.50%, 05/02/2084
(c)
(5-year Treasury Constant Maturity Rate +
2.89%) 600,000 626,024
Societe Generale SA
8.50%, 03/25/2034
(b),(c),(d),(e)
(5-year Treasury Constant Maturity Rate +
4.15%) 541,000 595,318
Standard Chartered PLC
7.00%, 06/08/2033
(b),(c),(d),(e)
(5-year Treasury Constant Maturity Rate +
2.67%) 200,000 201,483
7.00%, 11/14/2035
(b),(c),(d),(e)
(5-year Treasury Constant Maturity Rate +
2.87%) 500,000 505,089
7.88%, 03/08/2030
(b),(c),(d),(e)
(5-year Treasury Constant Maturity Rate +
3.57%) 700,000 737,986
State Street Corp.
6.70%, 03/15/2029
(b),(c)
(5-year Treasury Constant Maturity Rate +
2.61%) 2,300,000 2,378,660
Toronto-Dominion Bank
6.35%, 10/31/2085
(c)
(5-year Treasury Constant Maturity Rate +
2.72%) 1,200,000 1,207,556
8.13%, 10/31/2082
(c)
(5-year Treasury Constant Maturity Rate +
4.07%) 1,051,000 1,086,547

Schedule of Investments
Principal Spectrum Preferred and Income ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
Truist Financial Corp.
6.25%, 06/15/2031
(b),(c)
(5-year Treasury Constant Maturity Rate +
2.13%) $ 300,000 $ 300,074
6.67%, 09/01/2026
(b),(c)
(5-year Treasury Constant Maturity Rate +
3.00%) 1,591,000 1,589,784
UBS Group AG
4.38%, 02/10/2031
(b),(c),(d),(e)
(5-year Treasury Constant Maturity Rate +
3.31%) 300,000 275,379
6.60%, 08/05/2030
(b),(c),(d),(e)
(USD Swap Rate NY 5 Year + 3.12%) 700,000 706,127
7.00%, 02/05/2035
(b),(c),(d),(e)
(USD Swap Rate NY 5 Year + 3.30%) 1,245,000 1,250,010
9.25%, 11/13/2028
(b),(c),(e)
(5-year Treasury Constant Maturity Rate +
4.75%) 400,000 430,541
Wells Fargo & Co.
6.85%, 09/15/2029
(b),(c)
(5-year Treasury Constant Maturity Rate +
2.77%) 200,000 207,846
7.63%, 09/15/2028
(b),(c)
(5-year Treasury Constant Maturity Rate +
3.61%) 797,000 838,538
Wells Fargo & Co. , Class A
6.13%, 06/15/2031
(b),(c)
(5-year Treasury Constant Maturity Rate +
2.34%) 300,000 303,551
$ 53,469,112
Diversified Financial Services - 2 .78%
Charles Schwab Corp.
6.10%, 06/01/2031
(b),(c)
(5-year Treasury Constant Maturity Rate +
2.25%) 700,000 700,154
Nomura Holdings, Inc.
7.00%, 07/15/2030
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.08%) 600,000 615,307
Voya Financial, Inc.
7.76%, 09/15/2028
(b),(c)
(5-year Treasury Constant Maturity Rate +
3.36%) 607,000 629,549
$ 1,945,010
Insurance - 3 .06%
Allianz SE
6.50%, 10/30/2034
(b),(c),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%) 1,200,000 1,205,442
Corebridge Financial, Inc.
6.88%, 12/01/2030
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%) 900,000 936,531
$ 2,141,973
Oil & Gas - 0 .59%
BP Capital Markets PLC
6.45%, 12/01/2033
(b),(c),(d)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%) 400,000 415,239
Sovereign - 1 .08%
CoBank ACB
6.75%, 07/01/2031
(b),(c)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.62%) 750,000 755,351
TOTAL BONDS a $ 58,726,685
Total Investments
99.51%
$ 69,629,765
Other Assets and Liabilities - 0.49% 342,713
TOTAL NET ASSETS - 100.00% $ 69,972,478
(a)
1-day yield shown as of period end.
(b)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(c)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(d)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $25,334,716 or 36.21% of net assets.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,264,861 or 17.53% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2026
See accompanying notes.
INVESTMENT COMPANIES - 2 .17 % Shares Held Value
Money Market Funds - 2 .17% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.56%
(a),(b),(c)
32,168,635 $ 32,168,635
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(a)
6,263,526 6,263,526
TOTAL INVESTMENT COMPANIES a $ 38,432,161
BONDS - 98 .24%
Principal
Amount Value
Banks - 49 .58% — —
Bank of America Corp.
6.13%, 04/27/2027
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%) $ 4,358,000 $ 4,396,730
6.25%, 07/26/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%) 47,795,000 48,369,209
6.63%, 05/01/2030
(d),(e),(f)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 27,228,000 28,071,496
Bank of Montreal
6.71%, 08/25/2026
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%) 4,362,000 4,341,791
6.88%, 11/26/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%) 14,750,000 14,998,346
7.30%, 11/26/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%) 22,250,000 23,271,186
7.70%, 05/26/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%) 8,660,000 9,058,802
Bank of New York Mellon Corp.
3.75%, 12/20/2026
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%) 4,946,000 4,911,384
5.63%, 03/20/2031
(d),(e),(f)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.03%) 11,450,000 11,428,121
Bank of Nova Scotia
6.88%, 10/27/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%) 21,850,000 22,108,639
7.35%, 04/27/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%) 6,350,000 6,579,330
8.00%, 01/27/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%) 4,756,000 5,017,475
8.63%, 10/27/2082
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%) 31,228,000 32,487,207
Canadian Imperial Bank of Commerce
6.50%, 07/28/2086
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%) 400,000 400,900
6.95%, 01/28/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%) 20,846,000 21,241,928
7.00%, 10/28/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%) 12,690,000 13,010,537
Citigroup, Inc.
6.50%, 05/15/2031
(d),(e),(f)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%) 100,000 101,161
6.63%, 02/15/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%) 8,375,000 8,532,425
BONDS (continued)
Principal
Amount Value
Banks (continued)
Citigroup, Inc. (continued)
6.75%, 02/15/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.57%) $ 19,578,000 $ 19,851,289
6.88%, 08/15/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%) 1,100,000 1,126,530
6.95%, 02/15/2030
(d),(e),(f)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.73%) 8,250,000 8,439,956
7.00%, 08/15/2034
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.76%) 15,680,000 16,356,059
7.13%, 08/15/2029
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%) 2,000,000 2,046,169
7.38%, 05/15/2028
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%) 11,302,000 11,626,458
Citizens Financial Group, Inc.
4.00%, 10/06/2026
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%) 48,000 47,655
Goldman Sachs Group, Inc.
6.13%, 11/10/2034
(d),(e),(g)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 2.40%) 19,776,000 19,821,920
6.85%, 02/10/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%) 10,940,000 11,248,494
7.50%, 05/10/2029
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%) 20,104,000 21,087,930
Huntington Bancshares, Inc.
4.45%, 10/15/2027
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%) 3,169,000 3,121,407
5.63%, 07/15/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%) 19,603,000 19,727,238
6.25%, 10/15/2030
(d),(e),(g)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%) 24,698,000 24,949,919
JPMorgan Chase & Co.
6.10%, 07/01/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%) 24,720,000 25,032,958
6.50%, 04/01/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%) 34,006,000 34,822,518
6.88%, 06/01/2029
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%) 9,327,000 9,770,611
KeyCorp Capital I
4.69%, 07/01/2028
(CME Term Secured Overnight Financing
Rate 3 Month + 1.00%) 7,704,000 7,591,107
KeyCorp Capital III
7.75%, 07/15/2029 9,010,000 9,451,083
M&T Bank Corp.
3.50%, 09/01/2026
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 29,722,000 29,497,854
Northern Trust Corp.
4.60%, 10/01/2026
(d),(e)
(CME Term Secured Overnight Financing
Rate 3 Month + 3.46%) 2,940,000 2,932,406

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Banks (continued)
PNC Financial Services Group, Inc.
3.40%, 09/15/2026
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%) $ 3,718,000 $ 3,703,549
6.20%, 09/15/2027
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%) 11,903,000 12,068,821
6.25%, 03/15/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%) 31,927,000 32,637,248
Royal Bank of Canada
6.35%, 11/24/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%) 14,244,000 13,752,093
6.50%, 11/24/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%) 22,450,000 22,208,081
6.50%, 05/24/2086
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%) 8,100,000 8,057,002
6.75%, 08/24/2085
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.82%) 8,850,000 9,001,955
7.50%, 05/02/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%) 13,100,000 13,668,186
State Street Corp.
6.45%, 09/15/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%) 14,020,000 14,292,380
6.70%, 03/15/2029
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%) 9,088,000 9,398,810
6.70%, 09/15/2029
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%) 11,150,000 11,555,131
Toronto-Dominion Bank
7.25%, 07/31/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.98%) 12,660,000 13,137,345
8.13%, 10/31/2082
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%) 35,515,000 36,716,189
Truist Financial Corp.
4.58%, 05/15/2027
(CME Term Secured Overnight Financing
Rate 3 Month + 0.93%) 4,800,000 4,770,887
5.10%, 03/01/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%) 6,128,000 6,118,300
6.25%, 06/15/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%) 26,800,000 26,806,646
6.67%, 09/01/2026
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%) 11,521,400 11,512,592
U.S. Bancorp
3.70%, 01/15/2027
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%) 16,800,000 16,638,992
5.30%, 04/15/2027
(d),(e)
(CME Term Secured Overnight Financing
Rate 3 Month + 3.18%) 4,796,000 4,796,691
Wells Fargo & Co.
6.85%, 09/15/2029
(d),(e),(g)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%) 27,247,000 28,315,927
BONDS (continued)
Principal
Amount Value
Banks (continued)
Wells Fargo & Co. (continued)
7.63%, 09/15/2028
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%) $ 15,230,000 $ 16,023,757
Wells Fargo & Co. , Class A
6.13%, 06/15/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%) 25,756,000 26,060,899
$ 878,117,709
Diversified Financial Services - 3 .87%
Charles Schwab Corp.
4.00%, 12/01/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.08%) 22,000,000 20,643,455
5.00%, 06/01/2027
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%) 2,000,000 1,998,385
6.10%, 06/01/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%) 29,750,000 29,756,544
Voya Financial, Inc.
7.76%, 09/15/2028
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%) 15,593,000 16,172,249
$ 68,570,633
Electric - 15 .11%
Algonquin Power & Utilities Corp.
4.75%, 01/18/2082
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%) 7,744,000 7,668,752
Alliant Energy Corp.
5.75%, 04/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.08%) 12,400,000 12,259,568
American Electric Power Co., Inc.
3.88%, 02/15/2062
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 2,242,000 2,217,388
5.80%, 03/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.13%) 1,650,000 1,640,941
6.05%, 03/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.94%) 18,800,000 18,694,254
6.95%, 12/15/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 5,197,000 5,550,381
7.05%, 12/15/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%) 6,460,000 6,717,586
CenterPoint Energy, Inc.
5.95%, 04/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.22%) 600,000 599,719
6.70%, 05/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%) 5,800,000 5,967,794
6.85%, 02/15/2055
(e),(g)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%) 400,000 420,409
7.00%, 02/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%) 1,462,000 1,514,382
CMS Energy Corp.
3.75%, 12/01/2050
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%) 3,000,000 2,783,266

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Electric (continued)
CMS Energy Corp. (continued)
4.75%, 06/01/2050
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%) $ 3,390,000 $ 3,321,855
Dominion Energy, Inc.
6.15%, 12/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.87%) 1,500,000 1,504,554
6.20%, 02/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%) 15,820,000 15,869,960
6.63%, 05/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%) 20,312,000 20,948,537
6.88%, 02/01/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%) 9,267,000 9,575,693
7.00%, 06/01/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%) 1,500,000 1,588,191
DTE Energy Co.
6.20%, 07/01/2058
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%) 5,106,000 5,148,850
Duke Energy Corp.
3.25%, 01/15/2082
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%) 2,285,000 2,251,957
6.45%, 09/01/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%) 6,239,000 6,478,602
Electricite de France SA
9.13%, 03/15/2033
(d),(e),(f),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%) 22,550,000 26,186,706
Emera U.S. Finance LLC
6.85%, 10/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%) 4,042,000 4,123,054
Entergy Corp.
6.10%, 06/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.01%) 8,052,000 8,068,547
EUSHI Finance, Inc.
6.25%, 04/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.51%) 1,550,000 1,541,940
7.63%, 12/15/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%) 3,491,000 3,626,042
Evergy, Inc.
6.65%, 06/01/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.56%) 4,836,000 4,944,225
Eversource Energy
6.10%, 08/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%) 4,837,000 4,827,567
6.35%, 08/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%) 2,850,000 2,852,263
Exelon Corp.
6.50%, 03/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%) 8,966,000 9,202,631
NextEra Energy Capital Holdings, Inc.
3.80%, 03/15/2082
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%) 18,599,000 18,345,213
BONDS (continued)
Principal
Amount Value
Electric (continued)
NextEra Energy Capital Holdings, Inc.
(continued)
6.20%, 10/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.77%) $ 1,100,000 $ 1,098,937
6.50%, 08/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.98%) 1,050,000 1,077,757
6.63%, 10/01/2066
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.69%) 1,500,000 1,523,095
6.70%, 09/01/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%) 7,754,000 7,941,592
Sempra
6.40%, 10/01/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%) 19,850,000 19,956,337
6.55%, 04/01/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%) 7,675,000 7,737,267
Southern Co.
6.00%, 04/01/2058
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.99%) 800,000 801,918
6.38%, 03/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.07%) 2,350,000 2,411,687
WEC Energy Group, Inc.
5.63%, 05/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.91%) 6,260,000 6,222,188
Xcel Energy, Inc.
5.75%, 12/03/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%) 2,500,000 2,470,656
$ 267,682,261
Gas - 1 .58%
AltaGas Ltd.
7.20%, 10/15/2054
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.57%) 8,770,000 9,194,503
NiSource, Inc.
5.75%, 07/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%) 2,800,000 2,795,945
6.95%, 11/30/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%) 7,357,000 7,607,226
Southern Co. Gas Capital Corp.
6.05%, 09/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%) 1,400,000 1,401,837
Spire, Inc.
6.45%, 06/01/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.33%) 6,850,000 6,895,744
$ 27,895,255
Insurance - 14 .03%
Allianz SE
6.35%, 09/06/2053
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%) 5,000,000 5,220,410
Corebridge Financial, Inc.
6.38%, 09/15/2054
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%) 7,578,000 7,523,085

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Corebridge Financial, Inc. (continued)
6.88%, 12/01/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.18%) $ 9,240,000 $ 9,615,052
6.88%, 12/15/2052
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%) 7,053,000 7,155,196
Dai-ichi Life Insurance Co. Ltd.
6.20%, 01/16/2035
(d),(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%) 13,800,000 14,063,166
Equitable Holdings, Inc.
6.70%, 03/28/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%) 1,591,000 1,634,647
Liberty Mutual Group, Inc.
4.13%, 12/15/2051
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%) 8,452,000 8,392,069
Meiji Yasuda Life Insurance Co.
5.80%, 09/11/2054
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%) 8,041,000 7,986,415
6.10%, 06/11/2055
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.91%) 20,800,000 21,003,611
MetLife, Inc.
5.85%, 03/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.82%) 43,000,000 42,425,864
9.25%, 04/08/2068
(h)
20,435,000 23,803,853
Nippon Life Insurance Co.
2.75%, 01/21/2051
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%) 13,694,000 12,256,075
2.90%, 09/16/2051
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%) 5,852,000 5,166,693
6.50%, 04/30/2055
(e),(g)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.19%) 8,098,000 8,491,449
Prudential Financial, Inc.
3.70%, 10/01/2050
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%) 28,387,000 26,312,538
5.13%, 03/01/2052
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%) 14,280,000 13,997,604
6.25%, 06/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.78%) 200,000 200,442
Reinsurance Group of America, Inc.
6.38%, 09/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.34%) 371,000 367,982
6.65%, 09/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.39%) 13,007,000 13,150,545
Sumitomo Life Insurance Co.
3.38%, 04/15/2081
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%) 4,740,000 4,333,008
5.88%, 09/10/2055
(e),(h)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%) 10,892,000 10,837,431
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(e),(h)
(CME Term Secured Overnight Financing
Rate 3 Month + 1.81%) 1,000,000 1,009,853
BONDS (continued)
Principal
Amount Value
Insurance (continued)
Swiss RE Subordinated Finance PLC
(continued)
6.19%, 04/01/2046
(e),(h)
(CME Term Secured Overnight Financing
Rate 3 Month + 2.13%) $ 3,600,000 $ 3,604,642
$ 248,551,630
Oil & Gas - 3 .52%
BP Capital Markets PLC
4.88%, 03/22/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%) 6,384,000 6,310,678
6.13%, 03/18/2035
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.92%) 21,113,000 21,488,854
6.45%, 12/01/2033
(d),(e),(f)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%) 11,300,000 11,730,507
Phillips 66 Co.
5.88%, 03/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.28%) 13,079,000 12,980,518
6.20%, 03/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%) 9,793,000 9,835,810
$ 62,346,367
Pipelines - 7 .60%
Enbridge, Inc.
5.75%, 07/15/2080
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%) 13,524,000 13,604,414
7.63%, 01/15/2083
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%) 8,766,000 9,489,300
8.50%, 01/15/2084
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%) 36,411,000 41,624,946
Energy Transfer LP
6.50%, 02/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%) 2,750,000 2,772,996
6.75%, 02/15/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.48%) 20,950,000 21,401,137
Enterprise Products Operating LLC
5.25%, 08/16/2077
(e)
(CME Term Secured Overnight Financing
Rate 3 Month + 3.29%) 6,733,000 6,706,730
TransCanada PipeLines Ltd.
6.13%, 10/17/2056
(e),(g)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.25%) 5,900,000 5,965,408
6.38%, 10/17/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.12%) 8,251,000 8,346,802
7.00%, 06/01/2065
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%) 3,950,000 4,088,325
Transcanada Trust
5.50%, 09/15/2079
(e)
(CME Term Secured Overnight Financing
Rate 3 Month + 4.42%) 4,033,000 4,011,992
5.60%, 03/07/2082
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%) 16,712,000 16,530,320
$ 134,542,370

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2026
See accompanying notes.
BONDS (continued)
Principal
Amount Value
Sovereign - 0 .78%
CoBank ACB
6.45%, 10/01/2027
(d),(e),(f)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%) $ 2,286,000 $ 2,291,715
6.75%, 07/01/2031
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.62%) 1,900,000 1,913,555
Farm Credit Bank of Texas
7.00%, 09/15/2030
(d),(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.01%) 9,482,000 9,671,640
$ 13,876,910
Telecommunications - 2 .17%
TELUS Corp.
6.38%, 06/09/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.69%) 500,000 498,711
6.63%, 10/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%) 3,828,000 3,881,305
6.63%, 06/09/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%) 7,945,000 7,925,055
7.00%, 10/15/2055
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.71%) 5,566,000 5,755,177
Verizon Communications, Inc.
6.05%, 05/14/2058
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.81%) 6,151,000 6,207,811
6.20%, 05/14/2056
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.04%) 6,000,000 6,065,898
Vodafone Group PLC
5.13%, 06/04/2081
(e)
(U.S. Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%) 10,364,000 8,102,000
$ 38,435,957
TOTAL BONDS a $ 1,740,019,092
Total Investments
100.41%
$ 1,778,451,253
Other Assets and Liabilities - (0.41%) (7,305,797)
TOTAL NET ASSETS - 100.00% $ 1,771,145,456
(a)
1-day yield shown as of period end.
(b)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(c)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $32,168,635 or 1.82% of net assets.
(d)
Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e)
Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f)
Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $88,249,662 or 4.98% of net assets.
(g)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $31,395,341 or 1.77% of net assets.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $153,058,435 or 8.64% of net assets.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
June 30, 2026
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ 5,650,835 $ 260,865,148 $ 234,347,348 $ 32,168,635
$ 5,650,835 $ 260,865,148 $ 234,347,348 $ 32,168,635
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal U.S. Mega-Cap ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 99 .75 % Shares Held Value
Aerospace & Defense - 3 .41% - —
General Electric Co. 325,832 $ 121,773,193
Auto Manufacturers - 2 .32%
Tesla, Inc.
(a)
196,387 82,600,372
Banks - 7 .98%
Bank of America Corp. 2,238,358 127,541,639
JPMorgan Chase & Co. 479,645 157,002,198
$ 284,543,837
Computers - 6 .63%
Apple, Inc. 817,270 236,485,247
Cosmetics & Personal Care - 2 .74%
Procter & Gamble Co. 667,071 97,819,292
Diversified Financial Services - 8 .34%
Mastercard, Inc., Class A 278,545 143,060,712
Visa, Inc., Class A 449,959 154,376,433
$ 297,437,145
Insurance - 3 .10%
Berkshire Hathaway, Inc., Class B
(a)
220,917 110,544,658
Internet - 15 .89%
Alphabet, Inc., Class A 578,586 206,769,279
Amazon.com, Inc.
(a)
538,049 128,238,598
Meta Platforms, Inc., Class A 222,192 125,158,532
Netflix, Inc.
(a)
1,496,775 106,869,735
$ 567,036,144
Machinery - Construction & Mining
- 3 .17%
Caterpillar, Inc. 106,361 113,263,829
Oil & Gas - 3 .95%
Chevron Corp. 423,166 70,143,996
Exxon Mobil Corp. 518,169 70,844,066
$ 140,988,062
Pharmaceuticals - 9 .11%
AbbVie, Inc. 480,641 120,948,501
Eli Lilly & Co. 75,095 90,071,196
Johnson & Johnson 449,029 114,039,895
$ 325,059,592
Retail - 7 .75%
Costco Wholesale Corp. 142,483 133,288,572
Home Depot, Inc. 207,540 73,195,207
Walmart, Inc. 617,683 69,958,777
$ 276,442,556
Semiconductors - 21 .06%
Broadcom, Inc. 450,749 170,270,435
Micron Technology, Inc. 270,430 312,154,644
NVIDIA Corp. 1,343,810 268,882,943
$ 751,308,022
Software - 4 .30%
Microsoft Corp. 411,056 153,332,109
TOTAL COMMON STOCKS a $ 3,558,634,058
INVESTMENT COMPANIES - 0 .24 % Shares Held Value
Money Market Funds - 0 .24% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(b)
8,594,396 $ 8,594,396
TOTAL INVESTMENT COMPANIES a $ 8,594,396
Total Investments
99.99%
$ 3,567,228,454
Other Assets and Liabilities - 0.01% 217,480
TOTAL NET ASSETS - 100.00% $ 3,567,445,934
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 99 .65 % Shares Held Value
Aerospace & Defense - 0 .89% - —
Astronics Corp.
(a)
83,494 $ 6,784,722
Ducommun, Inc.
(a)
17,459 3,233,581
Moog, Inc., Class A 25,696 10,890,993
$ 20,909,296
Agriculture - 0 .16%
Andersons, Inc. 20,360 1,392,624
Del Monte Corp. 17,750 495,402
Turning Point Brands, Inc. 21,453 1,819,429
$ 3,707,455
Auto Manufacturers - 0 .20%
Blue Bird Corp.
(a)
59,048 4,662,430
Auto Parts & Equipment - 1 .00%
Adient PLC
(a)
73,812 1,356,665
Cooper-Standard Holdings, Inc.
(a)
6,502 175,879
Dana, Inc. 110,273 3,000,528
Dauch Corp.
(a)
277,112 1,501,947
Dorman Products, Inc.
(a)
15,091 2,059,167
Douglas Dynamics, Inc. 28,234 1,523,224
Garrett Motion, Inc. 164,726 5,968,023
Gentherm, Inc.
(a)
17,457 595,458
Phinia, Inc. 27,840 2,293,181
Standard Motor Products, Inc. 11,007 428,943
Strattec Security Corp.
(a)
4,044 329,384
Visteon Corp. 34,762 3,448,738
XPEL, Inc.
(a)
17,460 866,016
$ 23,547,153
Banks - 7 .20%
1st Source Corp. 24,759 2,019,839
Alerus Financial Corp. 31,532 980,645
Amalgamated Financial Corp. 36,539 1,677,140
Amerant Bancorp, Inc. 57,733 1,473,346
Ameris Bancorp 116,484 10,513,846
Atlantic Union Bankshares Corp. 289,856 12,263,807
Bancorp, Inc.
(a)
161,211 10,098,257
Bank First Corp. 14,378 2,132,976
Bank of NT Butterfield & Son Ltd. 38,202 2,273,019
Banner Corp. 54,981 3,652,938
Burke & Herbert Financial Services Corp. 17,441 1,253,310
Business First Bancshares, Inc. 30,723 944,118
Byline Bancorp, Inc. 49,040 1,846,846
California BanCorp 48,414 1,008,948
Central Pacific Financial Corp. 37,210 1,421,422
Community West Bancshares 35,273 947,433
Customers Bancorp, Inc.
(a)
95,765 7,575,012
Esquire Financial Holdings, Inc. 17,470 2,080,852
First BanCorp 293,462 7,650,554
First BanCorp/Southern Pines NC 52,714 3,370,006
First Financial Corp. 14,385 1,113,974
First Merchants Corp. 73,588 3,215,060
First Mid Bancshares, Inc. 25,649 1,233,460
Fulton Financial Corp. 443,637 10,731,579
Great Southern Bancorp, Inc. 14,601 1,144,864
Hancock Whitney Corp. 197,098 14,727,163
Hanmi Financial Corp. 70,004 2,268,130
Hilltop Holdings, Inc. 90,710 3,517,734
Metropolitan Bank Holding Corp. 22,856 2,257,259
Midland States Bancorp, Inc. 43,536 1,355,711
NB Bancorp, Inc. 58,375 1,233,464
Nicolet Bankshares, Inc. 29,536 4,884,959
Northrim BanCorp, Inc. 47,745 1,324,446
OFG Bancorp 69,522 3,411,445
Old Second Bancorp, Inc. 79,267 1,848,506
Orrstown Financial Services, Inc. 62,702 2,560,123
Pathward Financial, Inc. 49,368 4,297,978
Preferred Bank 24,235 2,575,211
QCR Holdings, Inc. 22,129 2,154,258
Red River Bancshares, Inc. 8,818 804,907
Shore Bancshares, Inc. 46,930 1,077,044
SmartFinancial, Inc. 18,897 886,647
Texas Capital Bancshares, Inc. 103,424 10,679,562
COMMON STOCKS (continued) Shares Held Value
Banks (continued)
Trustmark Corp. 70,687 $ 3,252,309
United Community Banks, Inc. 201,777 7,080,355
Univest Financial Corp. 38,248 1,673,350
Washington Trust Bancorp, Inc. 25,355 924,950
Westamerica BanCorp 34,221 2,007,746
$ 169,426,508
Beverages - 0 .17%
MGP Ingredients, Inc. 20,424 357,828
Vita Coco Co., Inc.
(a)
54,819 3,625,729
$ 3,983,557
Biotechnology - 3 .62%
ACADIA Pharmaceuticals, Inc.
(a)
169,604 4,290,981
ADMA Biologics, Inc.
(a)
246,799 2,065,708
ANI Pharmaceuticals, Inc.
(a)
44,831 3,711,110
Arcutis Biotherapeutics, Inc.
(a)
174,911 4,586,166
Arrowhead Pharmaceuticals, Inc.
(a)
130,858 10,666,236
Aurinia Pharmaceuticals, Inc.
(a)
124,468 2,112,222
BioCryst Pharmaceuticals, Inc.
(a)
450,982 4,509,820
Bridgebio Pharma, Inc.
(a)
190,858 14,215,104
Esperion Therapeutics, Inc.
(a)
445,950 1,409,202
Innoviva, Inc.
(a)
77,623 1,762,818
Keros Therapeutics, Inc.
(a)
63,383 678,198
Krystal Biotech, Inc.
(a)
25,449 9,458,630
Monte Rosa Therapeutics, Inc.
(a)
43,339 1,048,804
Niagen Bioscience, Inc.
(a)
78,822 251,442
PTC Therapeutics, Inc.
(a)
136,828 11,161,060
Rigel Pharmaceuticals, Inc.
(a)
51,561 2,017,066
Stoke Therapeutics, Inc.
(a)
65,668 2,148,657
Theravance Biopharma, Inc.
(a)
54,024 918,408
Veracyte, Inc.
(a)
102,167 6,000,268
Zymeworks, Inc.
(a)
81,392 2,127,587
$ 85,139,487
Building Materials - 0 .87%
Gibraltar Industries, Inc.
(a)
46,052 2,076,945
NWPX Infrastructure, Inc.
(a)
14,014 2,101,259
SPX Technologies, Inc.
(a)
50,403 12,357,304
Tecnoglass, Inc. 50,876 2,381,506
Titan America SA
(a)
82,646 1,542,174
$ 20,459,188
Chemicals - 1 .68%
Balchem Corp. 24,094 4,070,681
Cabot Corp. 65,995 5,993,666
Hawkins, Inc. 22,842 3,245,848
HB Fuller Co. 55,158 3,215,160
Ingevity Corp.
(a)
43,142 3,221,413
Koppers Holdings, Inc. 43,794 1,966,351
Minerals Technologies, Inc. 30,446 2,252,091
Oil-Dri Corp. of America 4,855 496,230
Orion SA 206,648 1,370,076
Perimeter Solutions, Inc.
(a)
149,066 5,314,203
Quaker Chemical Corp. 18,159 2,884,920
Sensient Technologies Corp. 43,976 5,421,801
$ 39,452,440
Commercial Services - 4 .76%
Alarm.com Holdings, Inc.
(a)
61,423 2,869,683
American Public Education, Inc.
(a)
17,938 963,271
AMN Healthcare Services, Inc.
(a)
80,124 2,593,614
Barrett Business Services, Inc. 37,962 1,348,410
Brink's Co. 34,145 3,226,361
Carriage Services, Inc. 6,879 263,741
Cimpress PLC
(a)
26,890 2,734,713
Coursera, Inc.
(a)
348,280 1,964,299
Covista, Inc.
(a)
45,339 5,651,960
CRA International, Inc. 23,142 3,293,107
EVERTEC, Inc. 124,596 3,461,277
Graham Holdings Co., Class B 1,620 1,849,100
Healthcare Services Group, Inc.
(a)
97,704 2,399,610
Huron Consulting Group, Inc.
(a)
33,583 3,027,843
ICF International, Inc. 27,395 1,996,000
Kforce, Inc. 45,054 2,113,934

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Commercial Services (continued)
Korn Ferry 83,782 $ 5,578,205
Laureate Education, Inc.
(a)
80,317 2,917,113
Legalzoom.com, Inc.
(a)
485,799 2,977,948
NPK International, Inc.
(a)
109,499 1,742,129
Perdoceo Education Corp. 42,136 1,348,352
PROG Holdings, Inc. 109,312 5,095,032
Progyny, Inc.
(a)
184,890 5,330,379
Sezzle, Inc.
(a)
178,304 30,602,315
Strategic Education, Inc. 15,677 1,201,172
Stride, Inc.
(a)
82,590 7,122,562
TriNet Group, Inc. 86,783 4,294,891
Upbound Group, Inc. 54,379 1,153,922
Willdan Group, Inc.
(a)
38,149 3,017,586
$ 112,138,529
Computers - 1 .35%
Diebold Nixdorf, Inc.
(a)
27,322 2,322,916
Everforth, Inc.
(a)
85,741 1,532,192
Maximus, Inc. 114,152 6,136,812
Mitek Systems, Inc.
(a)
89,693 1,805,520
NetScout Systems, Inc.
(a)
74,106 3,227,316
OneSpan, Inc. 124,544 1,787,206
Qualys, Inc.
(a)
65,983 9,072,003
Rapid7, Inc.
(a)
257,332 2,084,389
V2X, Inc.
(a)
52,184 3,890,839
$ 31,859,193
Cosmetics & Personal Care - 0 .16%
Interparfums, Inc. 17,489 1,956,320
Prestige Consumer Healthcare, Inc.
(a)
39,675 1,875,437
$ 3,831,757
Distribution & Wholesale - 0 .29%
G-III Apparel Group Ltd. 34,856 1,174,996
Gold.com, Inc. 31,655 1,317,164
Rush Enterprises, Inc., Class A 60,812 4,438,364
$ 6,930,524
Diversified Financial Services - 4 .61%
Acadian Asset Management, Inc. 58,308 4,170,188
Bread Financial Holdings, Inc. 200,422 21,715,724
Enact Holdings, Inc. 68,161 3,115,639
Enova International, Inc.
(a)
74,565 17,950,032
International Money Express, Inc.
(a)
52,173 753,900
Marex Group PLC 150,738 9,187,481
NerdWallet, Inc., Class A
(a)
300,898 2,783,307
Pagseguro Digital Ltd., Class A 1,085,704 9,825,621
PJT Partners, Inc., Class A 77,302 11,667,964
Resolute Holdings Management, Inc.
(a),(b)
14,846 2,145,692
StoneX Group, Inc.
(a)
106,913 12,669,191
WisdomTree, Inc. 740,514 12,544,307
$ 108,529,046
Electric - 2 .19%
Avista Corp. 104,564 4,277,713
Black Hills Corp. 166,977 12,423,089
Hawaiian Electric Industries, Inc.
(a)
504,156 6,821,231
Northwestern Energy Group, Inc. 97,362 6,973,066
Ormat Technologies, Inc. 98,087 10,681,674
Otter Tail Corp. 30,713 2,763,556
Portland General Electric Co. 148,773 7,710,905
$ 51,651,234
Electrical Components & Equipment
- 2 .14%
AZZ, Inc. 23,211 3,598,865
Belden, Inc. 27,482 3,295,367
Energizer Holdings, Inc. 95,662 2,050,993
EnerSys 60,185 14,072,457
Graham Corp.
(a)
17,127 2,120,151
Novanta, Inc.
(a)
45,804 7,431,241
Powell Industries, Inc. 61,985 17,750,025
$ 50,319,099
Electronics - 5 .44%
Advanced Energy Industries, Inc. 39,066 14,566,539
Allient, Inc. 25,253 2,599,291
COMMON STOCKS (continued) Shares Held Value
Electronics (continued)
Atmus Filtration Technologies, Inc. 83,338 $ 4,249,405
Badger Meter, Inc. 41,250 6,120,675
Bel Fuse, Inc., Class B 16,243 5,409,569
Benchmark Electronics, Inc. 36,952 3,646,054
ESCO Technologies, Inc. 25,205 8,822,758
Kimball Electronics, Inc.
(a)
49,908 1,277,645
Mesa Laboratories, Inc. 11,660 1,160,753
Napco Security Technologies, Inc. 55,438 2,105,535
OSI Systems, Inc.
(a)
29,791 6,515,292
Plexus Corp.
(a)
25,252 7,592,519
Sanmina Corp.
(a)
59,314 15,011,188
TTM Technologies, Inc.
(a)
129,260 24,174,205
Vicor Corp.
(a)
65,089 24,719,500
$ 127,970,928
Energy - Alternate Sources - 0 .87%
Nextpower, Inc., Class A
(a)
124,511 14,834,241
REX American Resources Corp.
(a)
27,561 1,244,379
Shoals Technologies Group, Inc., Class A
(a)
436,275 4,319,122
$ 20,397,742
Engineering & Construction - 5 .55%
Argan, Inc. 30,400 24,275,920
Bowman Consulting Group Ltd.
(a)
30,383 887,184
Dycom Industries, Inc.
(a)
33,611 16,993,385
Exponent, Inc. 69,245 4,068,836
Frontdoor, Inc.
(a)
47,078 3,652,782
Granite Construction, Inc. 83,219 13,155,259
IES Holdings, Inc.
(a)
14,854 10,912,640
MYR Group, Inc.
(a)
29,159 14,591,163
Primoris Services Corp. 86,222 8,546,325
Sterling Infrastructure, Inc.
(a)
32,863 27,583,888
Tutor Perini Corp. 73,401 6,090,081
$ 130,757,463
Entertainment - 1 .06%
IMAX Corp.
(a)
210,956 8,408,706
Madison Square Garden Entertainment Corp.
(a)
53,672 4,341,528
Monarch Casino & Resort, Inc. 7,420 976,546
Red Rock Resorts, Inc., Class A 55,337 3,600,226
Rush Street Interactive, Inc.
(a)
158,423 4,711,500
Super Group SGHC Ltd. 220,007 2,981,095
$ 25,019,601
Environmental Control - 0 .22%
CECO Environmental Corp.
(a)
35,201 3,194,139
Energy Recovery, Inc.
(a)
70,577 636,604
Onterris, Inc.
(a)
71,291 1,440,791
$ 5,271,534
Food - 0 .79%
Cal-Maine Foods, Inc. 100,118 8,065,506
Chefs' Warehouse, Inc.
(a)
30,370 2,918,557
J&J Snack Foods Corp. 20,165 1,481,119
John B Sanfilippo & Son, Inc. 3,988 342,928
Marzetti Co. 12,777 1,458,622
Mission Produce, Inc.
(a)
36,301 427,989
Seneca Foods Corp., Class A
(a)
3,980 692,281
Tootsie Roll Industries, Inc. 8,842 349,701
United Natural Foods, Inc.
(a)
61,796 2,822,224
$ 18,558,927
Gas - 0 .29%
Northwest Natural Holding Co. 40,204 1,972,408
Spire, Inc. 62,669 4,893,822
$ 6,866,230
Hand & Machine Tools - 0 .23%
Cadre Holdings, Inc. 40,367 1,150,863
Franklin Electric Co., Inc. 40,164 4,305,179
$ 5,456,042
Healthcare - Products - 4 .85%
10X Genomics, Inc., Class A
(a)
249,576 9,568,744
Adaptive Biotechnologies Corp.
(a)
196,315 4,210,957
Alphatec Holdings, Inc.
(a)
309,238 2,674,909
Artivion, Inc.
(a)
44,852 1,007,824
AtriCure, Inc.
(a)
66,033 1,847,603

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Healthcare - Products (continued)
Avanos Medical, Inc.
(a)
65,822 $ 1,637,651
Axogen, Inc.
(a)
84,411 3,898,944
CareDx, Inc.
(a)
70,965 2,022,503
Castle Biosciences, Inc.
(a)
50,392 1,201,849
CONMED Corp. 65,393 2,140,313
Embecta Corp. 112,580 367,011
GRAIL, Inc.
(a)
41,664 2,844,401
Guardant Health, Inc.
(a)
137,113 20,571,063
Haemonetics Corp.
(a)
111,434 8,357,550
ICU Medical, Inc.
(a)
24,690 3,619,554
Integer Holdings Corp.
(a)
56,122 5,244,601
iRadimed Corp. 9,952 951,013
IRhythm Holdings, Inc.
(a)
57,200 6,803,940
Lantheus Holdings, Inc.
(a)
83,656 9,280,797
LeMaitre Vascular, Inc. 17,144 1,645,138
LivaNova PLC
(a)
57,565 4,733,570
Merit Medical Systems, Inc.
(a)
61,998 4,298,941
MiMedx Group, Inc.
(a)
156,738 603,441
OmniAb, Inc., Earnout Shares
(a)
1,130 —
OmniAb, Inc., Earnout Shares
(a)
1,130 —
Omnicell, Inc.
(a)
69,023 2,865,835
SI-BONE, Inc.
(a)
73,181 1,194,314
Tactile Systems Technology, Inc.
(a)
41,879 1,247,157
TransMedics Group, Inc.
(a)
71,941 4,778,321
UFP Technologies, Inc.
(a)
15,737 4,172,351
Varex Imaging Corp.
(a)
49,836 519,790
$ 114,310,085
Healthcare - Services - 3 .49%
Addus HomeCare Corp.
(a)
20,318 2,041,349
Alignment Healthcare, Inc.
(a)
262,517 6,250,530
Astrana Health, Inc.
(a)
59,956 2,782,558
Aveanna Healthcare Holdings, Inc.
(a)
146,554 1,255,968
BrightSpring Health Services, Inc.
(a)
175,404 12,232,675
Brookdale Senior Living, Inc.
(a)
283,579 4,562,786
Concentra Group Holdings Parent, Inc. 86,954 2,586,882
CorVel Corp.
(a)
29,593 1,850,154
Ensign Group, Inc. 30,938 4,959,361
GeneDx Holdings Corp.
(a)
67,640 4,643,486
HealthEquity, Inc.
(a)
121,185 10,945,429
LifeStance Health Group, Inc.
(a)
204,702 2,192,358
National HealthCare Corp. 7,289 1,540,603
Option Care Health, Inc.
(a)
159,716 3,349,245
PACS Group, Inc.
(a)
103,957 4,432,727
Pediatrix Medical Group, Inc.
(a)
73,721 1,867,353
Pennant Group, Inc.
(a)
31,201 1,152,877
Privia Health Group, Inc.
(a)
82,243 2,116,112
Strata Critical Medical, Inc.
(a)
136,436 719,018
Surgery Partners, Inc.
(a)
149,253 2,507,450
Teladoc Health, Inc.
(a)
801,324 6,795,228
U.S. Physical Therapy, Inc. 20,620 1,416,182
$ 82,200,331
Home Builders - 0 .92%
Cavco Industries, Inc.
(a)
17,090 10,499,754
Forestar Group, Inc.
(a)
29,140 922,281
Green Brick Partners, Inc.
(a)
16,316 1,305,933
Installed Building Products, Inc. 19,498 4,481,420
LCI Industries 19,461 2,060,531
M/I Homes, Inc.
(a)
15,495 2,491,441
$ 21,761,360
Home Furnishings - 0 .04%
Arhaus, Inc. 114,967 968,022
Household Products & Wares - 0 .18%
Quanex Building Products Corp. 92,324 1,719,073
WD-40 Co. 9,863 2,403,021
$ 4,122,094
Housewares - 0 .03%
Central Garden & Pet Co., Class A
(a)
18,462 715,772
Insurance - 2 .43%
CNO Financial Group, Inc. 166,296 8,477,770
Essent Group Ltd. 159,637 10,261,466
COMMON STOCKS (continued) Shares Held Value
Insurance (continued)
Goosehead Insurance, Inc., Class A
(a)
106,790 $ 5,179,315
Hamilton Insurance Group Ltd., Class B 111,419 3,781,561
Horace Mann Educators Corp. 65,250 3,370,163
Mercury General Corp. 55,060 5,870,497
NMI Holdings, Inc.
(a)
113,893 4,679,864
Selective Insurance Group, Inc. 128,988 12,513,126
United Fire Group, Inc. 27,594 1,447,029
Universal Insurance Holdings, Inc. 40,106 1,658,784
$ 57,239,575
Internet - 3 .60%
Bumble, Inc., Class A
(a)
658,672 2,107,750
Cargurus, Inc.
(a)
197,005 6,715,900
ePlus, Inc. 28,776 2,395,027
EverQuote, Inc., Class A
(a)
147,344 3,505,314
Figs, Inc., Class A
(a)
229,741 2,350,250
HealthStream, Inc. 39,905 1,087,411
Hims & Hers Health, Inc.
(a)
887,379 30,765,430
Magnite, Inc.
(a)
489,812 9,296,632
MediaAlpha, Inc., Class A
(a)
146,556 1,842,209
OptimizeRx Corp.
(a)
68,139 389,755
QuinStreet, Inc.
(a)
141,654 2,075,231
Revolve Group, Inc.
(a)
97,473 2,231,157
Shutterstock, Inc.
(b)
43,628 608,611
Sprinklr, Inc., Class A
(a)
407,050 2,100,378
Upwork, Inc.
(a)
520,633 4,352,492
Yelp, Inc.
(a)
264,012 6,473,574
Ziff Davis, Inc.
(a)
123,707 6,478,536
$ 84,775,657
Leisure Time - 0 .48%
Acushnet Holdings Corp. 24,548 2,909,674
OneSpaWorld Holdings Ltd. 44,429 1,254,675
Patrick Industries, Inc. 21,428 1,923,806
Polaris, Inc. 74,641 5,108,430
$ 11,196,585
Machinery - Construction & Mining
- 0 .57%
Astec Industries, Inc. 27,855 1,704,448
Terex Corp. 161,572 11,696,197
$ 13,400,645
Machinery - Diversified - 1 .78%
Alamo Group, Inc. 14,107 2,320,461
Cactus, Inc., Class A 95,013 4,867,516
Chart Industries, Inc.
(a)
69,349 14,489,780
Columbus McKinnon Corp. 60,040 908,405
Gorman-Rupp Co. 14,564 1,336,101
Lindsay Corp. 16,330 2,021,654
Watts Water Technologies, Inc., Class A 24,011 9,399,106
Zurn Elkay Water Solutions Corp., Class C 129,336 6,535,348
$ 41,878,371
Media - 0 .33%
AMC Global Media, Inc., Class A
(a)
86,062 858,899
Cable One, Inc.
(a)
19,697 1,046,108
Gray Media, Inc. 224,851 892,658
Scholastic Corp. 68,931 3,170,826
USA TODAY Co., Inc.
(a)
215,552 1,842,970
$ 7,811,461
Metal Fabrication & Hardware - 0 .19%
Janus International Group, Inc.
(a)
225,673 1,252,485
Proto Labs, Inc.
(a)
20,135 1,641,204
Worthington Steel, Inc. 47,144 1,583,096
$ 4,476,785
Mining - 1 .79%
Arcosa, Inc. 29,812 4,331,386
Caledonia Mining Corp. PLC 50,755 969,421
Coeur Mining, Inc. 641,160 10,463,731
Hecla Mining Co. 636,159 9,815,933
Idaho Strategic Resources, Inc.
(a)
56,907 1,863,704
Kaiser Aluminum Corp. 26,341 5,153,090
SSR Mining, Inc.
(a)
263,273 7,445,360

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Mining (continued)
U.S. Lime & Minerals, Inc. 20,587 $ 2,154,841
$ 42,197,466
Miscellaneous Manufacturers - 1 .38%
Fabrinet
(a)
29,169 16,395,312
Federal Signal Corp. 53,628 6,890,662
Materion Corp. 21,821 6,489,347
Myers Industries, Inc. 73,762 2,604,536
$ 32,379,857
Multi-National - 0 .08%
Bladex, Inc. 31,382 1,929,052
Office Furnishings - 0 .22%
HNI Corp. 81,962 3,312,084
Interface, Inc. 53,995 1,935,181
$ 5,247,265
Oil & Gas - 1 .88%
CNX Resources Corp.
(a)
282,049 9,569,923
Noble Corp. PLC 187,747 7,002,963
Par Pacific Holdings, Inc.
(a)
141,752 7,949,452
Patterson-UTI Energy, Inc. 1,231,156 11,302,012
PrimeEnergy Resources Corp.
(a)
7,250 1,209,952
Riley Exploration Permian, Inc. 26,130 861,245
Talos Energy, Inc.
(a)
247,213 3,191,520
Valaris Ltd.
(a)
42,989 3,121,001
$ 44,208,068
Oil & Gas Services - 2 .02%
Core Laboratories, Inc. 49,395 575,452
Expro Group Holdings NV
(a)
114,385 1,689,466
Flotek Industries, Inc.
(a),(b)
86,745 2,040,242
Forum Energy Technologies, Inc.
(a)
16,468 827,188
Helix Energy Solutions Group, Inc.
(a)
195,486 1,708,548
Innovex International, Inc.
(a)
47,568 1,179,686
Kodiak Gas Services, Inc. 157,502 11,833,125
Liberty Energy, Inc. 385,343 10,092,133
National Energy Services Reunited Corp.
(a)
105,703 3,163,691
Natural Gas Services Group, Inc. 13,242 571,260
Oceaneering International, Inc.
(a)
106,375 4,310,315
Oil States International, Inc.
(a)
89,968 720,644
TETRA Technologies, Inc.
(a)
249,630 2,828,308
Tidewater, Inc.
(a)
90,425 6,025,018
$ 47,565,076
Packaging & Containers - 0 .33%
Ardagh Metal Packaging SA 303,924 1,440,600
Greif, Inc., Class A 38,455 2,864,513
TriMas Corp. 78,225 3,522,471
$ 7,827,584
Pharmaceuticals - 2 .69%
AdaptHealth Corp.
(a)
116,068 1,209,429
Alkermes PLC
(a)
170,851 8,951,738
Amneal Pharmaceuticals, Inc.
(a)
156,868 2,715,385
Amphastar Pharmaceuticals, Inc.
(a)
40,199 811,216
Catalyst Pharmaceuticals, Inc.
(a)
120,716 3,794,104
Collegium Pharmaceutical, Inc.
(a)
47,025 1,702,305
CorMedix, Inc.
(a),(b)
189,375 1,486,594
Guardian Pharmacy Services, Inc., Class A
(a)
31,335 1,311,996
Harmony Biosciences Holdings, Inc.
(a)
69,573 2,533,153
Harrow, Inc.
(a)
53,895 2,288,921
Herbalife Ltd.
(a)
126,481 1,663,225
Indivior Pharmaceuticals, Inc.
(a)
177,080 7,265,592
MannKind Corp.
(a)
358,983 1,529,268
Mirum Pharmaceuticals, Inc.
(a)
61,061 7,148,411
Pacira BioSciences, Inc.
(a)
90,699 2,301,034
Phibro Animal Health Corp., Class A 23,548 739,407
Protagonist Therapeutics, Inc.
(a)
89,666 10,991,258
Supernus Pharmaceuticals, Inc.
(a)
67,811 3,153,890
Xeris Biopharma Holdings, Inc.
(a)
214,307 1,697,311
$ 63,294,237
Pipelines - 0 .06%
Excelerate Energy, Inc., Class A 34,123 1,296,333
Private Equity - 0 .08%
Patria Investments Ltd., Class A 171,057 1,878,206
COMMON STOCKS (continued) Shares Held Value
Real Estate - 1 .03%
Compass, Inc., Class A
(a)
1,382,986 $ 17,052,217
Cushman & Wakefield Ltd.
(a)
326,878 4,376,897
RMR Group, Inc., Class A 43,940 902,088
St. Joe Co. 30,621 1,917,793
$ 24,248,995
REITs - 4 .19%
American Assets Trust, Inc. 74,512 1,839,701
American Healthcare REIT, Inc. 277,138 14,452,747
Broadstone Net Lease, Inc. 250,686 5,181,680
CareTrust REIT, Inc. 243,520 9,826,032
CBL & Associates Properties, Inc. 29,785 1,581,286
Community Healthcare Trust, Inc. 43,813 800,902
COPT Defense Properties 161,587 5,880,151
Curbline Properties Corp. 99,600 3,027,840
DiamondRock Hospitality Co. 370,892 4,517,465
Easterly Government Properties, Inc. 72,216 1,800,345
Farmland Partners, Inc. 92,955 899,804
Getty Realty Corp. 58,977 1,967,473
Innovative Industrial Properties, Inc. 51,823 3,211,989
InvenTrust Properties Corp. 75,947 2,688,524
Kite Realty Group Trust 255,861 7,261,335
LXP Industrial Trust 93,383 5,031,476
National Health Investors, Inc. 31,341 2,390,065
NETSTREIT Corp. 167,553 3,540,395
Outfront Media, Inc. 193,175 6,328,413
Postal Realty Trust, Inc., Class A 46,997 1,158,006
RLJ Lodging Trust 265,050 3,140,842
Safehold, Inc. 71,195 1,117,761
Summit Hotel Properties, Inc. 170,637 1,196,165
Terreno Realty Corp. 103,687 6,715,807
Universal Health Realty Income Trust 16,631 729,436
Xenia Hotels & Resorts, Inc. 120,598 2,455,375
$ 98,741,015
Retail - 4 .01%
American Eagle Outfitters, Inc. 515,587 8,868,096
Boot Barn Holdings, Inc.
(a)
55,111 9,053,084
Brinker International, Inc.
(a)
89,144 14,976,192
Buckle, Inc. 46,472 1,961,118
Build-A-Bear Workshop, Inc. 34,149 1,045,301
Cheesecake Factory, Inc. 93,117 7,406,526
Designer Brands, Inc., Class A 20,837 121,480
Dine Brands Global, Inc. 40,988 1,471,469
FirstCash Holdings, Inc. 53,409 11,553,435
National Vision Holdings, Inc.
(a)
97,543 1,854,293
PriceSmart, Inc. 13,447 2,626,737
Sally Beauty Holdings, Inc.
(a)
136,731 1,933,376
Signet Jewelers Ltd. 75,596 6,516,375
Sonic Automotive, Inc., Class A 15,498 1,314,075
Urban Outfitters, Inc.
(a)
143,318 10,155,514
Victoria's Secret & Co.
(a)
156,744 13,084,989
Zumiez, Inc.
(a)
20,537 365,559
$ 94,307,619
Savings & Loans - 1 .13%
Axos Financial, Inc.
(a)
87,390 8,510,912
Provident Financial Services, Inc. 216,918 5,127,942
WaFd, Inc. 153,169 5,877,095
WSFS Financial Corp. 92,224 7,076,347
$ 26,592,296
Semiconductors - 3 .80%
ACM Research, Inc., Class A
(a)
92,199 11,699,131
Axcelis Technologies, Inc.
(a)
67,826 12,849,636
Credo Technology Group Holding Ltd.
(a)
119,200 32,416,440
Kulicke & Soffa Industries, Inc. 65,309 8,735,732
Photronics, Inc.
(a)
51,857 1,686,908
Rambus, Inc.
(a)
140,907 18,703,995
SkyWater Technology, Inc.
(a)
99,048 3,448,851
$ 89,540,693
Software - 7 .44%
ACI Worldwide, Inc.
(a)
101,877 5,123,394
Bandwidth, Inc., Class A
(a)
43,708 2,766,716

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Software (continued)
BlackLine, Inc.
(a)
127,738 $ 3,585,606
Box, Inc., Class A
(a)
347,501 9,222,677
Clear Secure, Inc., Class A 176,290 9,824,642
Commerce.com, Inc.
(a)
395,433 1,170,482
Consensus Cloud Solutions, Inc.
(a)
39,972 1,524,932
Daily Journal Corp.
(a)
9,375 5,636,156
Digi International, Inc.
(a)
43,181 3,236,416
DigitalOcean Holdings, Inc.
(a)
178,540 28,036,136
Five9, Inc.
(a)
282,368 6,020,086
Freshworks, Inc., Class A
(a)
838,998 8,490,660
GigaCloud Technology, Inc., Class A
(a)
49,828 1,574,565
IBEX Holdings Ltd.
(a)
30,769 934,455
Innodata, Inc.
(a)
103,199 7,799,780
Life360, Inc.
(a),(b)
91,691 5,076,014
LiveRamp Holdings, Inc.
(a)
100,394 3,778,830
N-able, Inc.
(a)
272,379 999,631
Nutex Health, Inc.
(a),(b)
11,166 1,908,158
Pagaya Technologies Ltd., Class A
(a)
417,710 7,623,207
PagerDuty, Inc.
(a)
421,656 4,068,980
Phreesia, Inc.
(a)
175,032 1,801,079
Planet Labs PBC
(a)
599,274 19,853,948
Red Violet, Inc.
(a)
30,377 1,935,622
SPS Commerce, Inc.
(a)
89,671 5,126,491
Talkspace, Inc.
(a)
192,646 1,001,759
VTEX, Class A
(a)
354,401 1,417,604
Waystar Holding Corp.
(a)
288,950 5,932,143
Yext, Inc.
(a)
269,798 1,259,957
Zeta Global Holdings Corp., Class A
(a)
937,564 18,451,260
$ 175,181,386
Telecommunications - 1 .45%
A10 Networks, Inc. 94,433 3,528,017
Calix, Inc.
(a)
109,198 4,075,269
Clearfield, Inc.
(a)
34,994 1,392,411
Frequency Electronics, Inc.
(a)
26,880 1,783,488
Harmonic, Inc.
(a)
167,980 2,743,114
IDT Corp., Class B 27,993 1,628,073
InterDigital, Inc. 27,590 7,811,557
Preformed Line Products Co. 12,977 5,327,837
Vistance Networks, Inc.
(a)
448,803 5,735,702
$ 34,025,468
Textiles - 0 .28%
UniFirst Corp. 24,949 6,598,013
Transportation - 1 .12%
Costamare, Inc. 89,269 1,251,551
DHT Holdings, Inc. 269,777 4,459,414
International Seaways, Inc. 62,931 4,819,885
Navigator Holdings Ltd. 36,492 679,846
Scorpio Tankers, Inc. 114,302 7,916,557
Teekay Corp. Ltd. 63,438 634,380
Teekay Tankers Ltd., Class A 49,954 3,240,516
World Kinect Corp. 103,143 3,397,530
$ 26,399,679
Water - 0 .04%
Middlesex Water Co. 17,523 984,092
TOTAL COMMON STOCKS a $ 2,346,144,506
INVESTMENT COMPANIES - 0 .39 % Shares Held Value
Money Market Funds - 0 .39% - —
Principal Funds, Inc - Government Money
Market Fund, Class R-6 3.56%
(c),(d),(e)
2,751,999 $ 2,751,999
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(c)
6,479,532 6,479,531
TOTAL INVESTMENT COMPANIES a $ 9,231,530
Total Investments
100.04%
$ 2,355,376,036
Other Assets and Liabilities - (0.04%) (871,649)
TOTAL NET ASSETS - 100.00% $ 2,354,504,387
(a)
Non-income producing security.
(b)
Security or a portion of the security was on loan. At the end of the period, the value of these securities totaled $2,761,011 or 0.12% of net assets.
(c)
1-day yield shown as of period end.
(d)
Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e)
Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,751,999 or 0.12% of net assets.

Schedule of Investments
Principal U.S. Small-Cap ETF
June 30, 2026
See accompanying notes.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ 4,091,677 $ 402,118,611 $ 403,458,289 $ 2,751,999
$ 4,091,677 $ 402,118,611 $ 403,458,289 $ 2,751,999
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal Value ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS - 99 .51 % Shares Held Value
Advertising - 0 .84% - —
Omnicom Group, Inc. 25,538 $ 1,859,933
Aerospace & Defense - 1 .65%
General Dynamics Corp. 5,811 2,058,489
Northrop Grumman Corp. 3,149 1,603,817
$ 3,662,306
Agriculture - 1 .40%
Altria Group, Inc. 35,696 2,568,327
Archer-Daniels-Midland Co. 7,008 535,411
$ 3,103,738
Auto Manufacturers - 2 .65%
Cummins, Inc. 2,701 1,926,380
Ford Motor Co. 152,320 2,117,248
Tesla, Inc.
(a)
4,328 1,820,357
$ 5,863,985
Banks - 2 .87%
Bank of America Corp. 84,659 4,823,870
Citigroup, Inc. 3,537 495,038
JPMorgan Chase & Co. 1,466 479,866
Wells Fargo & Co. 6,622 547,242
$ 6,346,016
Beverages - 3 .45%
Coca-Cola Co. 37,901 3,080,214
Molson Coors Beverage Co., Class B 41,401 1,612,983
PepsiCo, Inc. 21,703 2,938,586
$ 7,631,783
Building Materials - 0 .96%
Trane Technologies PLC 4,309 2,116,408
Chemicals - 1 .36%
Linde PLC 968 502,334
Sherwin-Williams Co. 7,316 2,519,045
$ 3,021,379
Commercial Services - 1 .67%
Automatic Data Processing, Inc. 10,854 2,430,753
PayPal Holdings, Inc. 29,349 1,267,290
$ 3,698,043
Computers - 12 .22%
Accenture PLC, Class A 14,588 1,815,331
Apple, Inc. 62,290 18,024,234
Cognizant Technology Solutions Corp., Class
A 38,425 1,488,200
Dell Technologies, Inc., Class C 9,160 3,952,174
HP, Inc. 81,362 1,785,082
$ 27,065,021
Cosmetics & Personal Care - 2 .48%
Colgate-Palmolive Co. 12,443 1,140,774
Procter & Gamble Co. 29,699 4,355,062
$ 5,495,836
Diversified Financial Services - 7 .23%
Ameriprise Financial, Inc. 3,190 1,463,444
Capital One Financial Corp. 13,706 2,749,698
Cboe Global Markets, Inc. 4,906 1,190,539
Charles Schwab Corp. 31,186 2,877,532
Invesco Ltd. 63,799 1,683,656
Mastercard, Inc., Class A 5,435 2,791,416
Synchrony Financial 25,617 1,948,173
Visa, Inc., Class A 3,825 1,312,319
$ 16,016,777
Electric - 1 .82%
Edison International 26,639 1,983,273
NextEra Energy, Inc. 23,267 2,042,145
$ 4,025,418
Electrical Components & Equipment
- 0 .98%
AMETEK, Inc. 8,957 2,167,057
Electronics - 1 .59%
Allegion PLC 5,626 790,397
Keysight Technologies, Inc.
(a)
6,009 2,103,571
TE Connectivity PLC 3,084 621,765
$ 3,515,733
COMMON STOCKS (continued) Shares Held Value
Food - 0 .83%
Kraft Heinz Co. 78,007 $ 1,842,525
Healthcare - Products - 1 .73%
ResMed, Inc. 8,617 1,679,281
Stryker Corp. 6,871 2,163,266
$ 3,842,547
Healthcare - Services - 5 .18%
Cigna Group 7,766 2,140,931
DaVita, Inc.
(a)
8,455 1,881,068
Elevance Health, Inc. 5,936 2,295,629
IQVIA Holdings, Inc.
(a)
2,585 499,474
UnitedHealth Group, Inc. 11,223 4,664,616
$ 11,481,718
Insurance - 5 .96%
Allstate Corp. 9,529 2,267,330
Assurant, Inc. 6,816 1,830,300
Chubb Ltd. 7,936 2,704,113
Cincinnati Financial Corp. 4,925 911,815
Progressive Corp. 10,184 2,224,695
Prudential Financial, Inc. 8,286 894,308
Travelers Cos., Inc. 7,209 2,379,835
$ 13,212,396
Internet - 4 .06%
Airbnb, Inc., Class A
(a)
14,050 2,010,555
Amazon.com, Inc.
(a)
29,303 6,984,077
$ 8,994,632
Machinery - Diversified - 0 .87%
Nordson Corp. 6,365 1,920,257
Media - 2 .58%
Comcast Corp., Class A 94,792 2,327,144
FactSet Research Systems, Inc. 7,990 1,838,339
Walt Disney Co. 16,136 1,553,090
$ 5,718,573
Miscellaneous Manufacturers - 1 .88%
A.O. Smith Corp. 30,102 1,887,997
Parker-Hannifin Corp. 2,323 2,272,173
$ 4,160,170
Oil & Gas - 4 .04%
APA Corp. 44,743 1,457,280
Chevron Corp. 5,823 965,220
Exxon Mobil Corp. 21,944 3,000,184
Marathon Petroleum Corp. 4,769 1,219,290
Valero Energy Corp. 8,873 2,310,884
$ 8,952,858
Oil & Gas Services - 1 .21%
Baker Hughes Co. 13,661 758,185
SLB Ltd. 41,534 1,930,916
$ 2,689,101
Pharmaceuticals - 5 .68%
Bristol-Myers Squibb Co. 44,863 2,585,006
Johnson & Johnson 14,963 3,800,153
Merck & Co., Inc. 34,095 4,381,208
Zoetis, Inc. 25,308 1,818,633
$ 12,585,000
REITs - 1 .09%
Federal Realty Investment Trust 3,861 476,602
Host Hotels & Resorts, Inc. 81,520 1,932,839
$ 2,409,441
Retail - 7 .83%
Best Buy Co., Inc. 29,688 2,252,726
Costco Wholesale Corp. 1,847 1,727,813
Domino's Pizza, Inc. 5,660 1,675,586
Home Depot, Inc. 11,565 4,078,744
Lululemon Athletica, Inc.
(a)
3,667 418,698
Ross Stores, Inc. 8,992 1,913,947
Walmart, Inc. 46,531 5,270,101
$ 17,337,615
Semiconductors - 4 .48%
Analog Devices, Inc. 5,322 2,113,739
Intel Corp.
(a)
30,338 4,236,095
QUALCOMM, Inc. 11,574 2,138,759

Schedule of Investments
Principal Value ETF
June 30, 2026
See accompanying notes.
COMMON STOCKS (continued) Shares Held Value
Semiconductors (continued)
Texas Instruments, Inc. 4,803 $ 1,431,630
$ 9,920,223
Software - 4 .20%
Adobe, Inc.
(a)
9,879 2,025,393
Broadridge Financial Solutions, Inc. 12,143 1,662,984
Fiserv, Inc.
(a)
33,731 1,654,505
Intuit, Inc. 5,109 1,333,449
Salesforce, Inc. 16,814 2,634,081
$ 9,310,412
Telecommunications - 3 .65%
Cisco Systems, Inc. 28,403 3,336,216
T-Mobile U.S., Inc. 10,986 1,842,682
Verizon Communications, Inc. 68,403 2,896,183
$ 8,075,081
Transportation - 1 .07%
FedEx Corp. 6,092 1,907,588
Fedex Freight Holding Co., Inc.
(a)
3,046 459,946
$ 2,367,534
TOTAL COMMON STOCKS a $ 220,409,516
INVESTMENT COMPANIES - 0 .35 % Shares Held Value
Money Market Funds - 0 .35% - —
State Street Institutional U.S. Government
Money Market Fund, Premier Class 3.60%
(b)
785,328 $ 785,328
TOTAL INVESTMENT COMPANIES a $ 785,328
Total Investments
99.86%
$ 221,194,844
Other Assets and Liabilities - 0.14% 320,133
TOTAL NET ASSETS - 100.00% $ 221,514,977
(a)
Non-income producing security.
(b)
1-day yield shown as of period end.
Affiliated Securities
June 30, 2025
Value
Purchases
Cost
Sales
Proceeds
June 30, 2026
Value
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ 8,257,962 $ 8,257,962 $ —
$ — $ 8,257,962 $ 8,257,962 $ —
a
a Income
(a)
Realized
Gain/(Loss) on
Investments
Realized Gain
from
Capital Gain
Distributions
Change in
Unrealized
Gain/(Loss)
Principal Funds, Inc - Government Money Market Fund, Class R-6 3.56% $ — $ — $ — $ —
$ — $ — $ — $ —
(a)
Amount excludes earnings from securities lending collateral.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Active High Yield ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 19 .26 $ 19 .02 $ 18 .28 $ 17 .71 $ 20 .85
(a)
Investment Operations:
Net investment income (loss)
(b)
1 .36 1 .39 1 .30 1 .05 0 .90
Net realized and change in unrealized gain (loss) on investments ( 0 .24 ) 0 .24 0 .73 0 .70 ( 2 .90 )
Total from investment operations 1 .12 1 .63 2 .03 1 .75 ( 2 .00 )
Dividends to Shareholders from:
Net investment income ( 1 .38 ) ( 1 .39 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 )
Total dividends to shareholders ( 1 .38 ) ( 1 .39 ) ( 1 .29 ) ( 1 .18 ) ( 1 .14 )
Net asset value, end of period $ 19 .00 $ 19 .26 $ 19 .02 $ 18 .28 $ 17 .71
Total return 6 .06% 8 .92% 11 .50% 10 .15% ( 10 .65 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 572,847 $ 317,720 $ 212,991 $ 105,094 $ 218,775
Ratio of expenses to average net assets 0 .39% 0 .39% 0 .39% 0 .39% 0 .41%
Ratio of net investment income (loss) to average net assets 7 .15% 7 .27% 6 .99% 5 .84% 4 .46%
Portfolio turnover rate
(c)
42 .7% 45 .8% 42 .2% 34 .5% 110 .5%
(a)
Reflects a 2 to 1 stock split effective after the close of trading on August 30, 2021.
(b)
Calculated based on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Capital Appreciation Select ETF
For a share outstanding:
Year ended
June 30,
2026
Period ended
June 30,
2025
(a)
Net asset value, beginning of period $ 26 .82 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .24 0 .05
Net realized and change in unrealized gain (loss) on investments 6 .15 1 .77
Total from investment operations 6 .39 1 .82
Dividends to Shareholders from:
Net investment income ( 0 .03 ) —
Total dividends to shareholders ( 0 .03 ) —
Net asset value, end of period $ 33 .18 $ 26 .82
Total return 23 .86% 7 .26%
(c)
( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,825,392 $ 23,062
Ratio of expenses to average net assets 0 .29% 0 .29%
(d)
Ratio of net investment income (loss) to average net assets 0 .79% 0 .78%
(d)
Portfolio turnover rate
(e)
43 .4% 14 .7%
(a)
Period from March 25, 2025, date operations commenced, through June 30, 2025.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal CLO ETF
For a share outstanding:
Period ended
June 30,
2026
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .13
Net realized and change in unrealized gain (loss) on investments 0 .05
Total from investment operations 0 .18
Net asset value, end of period $ 25 .18
Total return 0 .73%
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 15,109
Ratio of expenses to average net assets 0 .19%
(d)
Ratio of net investment income (loss) to average net assets 5 .07%
(d)
Portfolio turnover rate
(e)
0.0%
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Focused Blue Chip ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Period ended
June 30,
2024
(a)
Net asset value, beginning of period $ 36 .60 $ 32 .12 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
( 0 .06 ) 0 .00
(c)
0 .05
Net realized and change in unrealized gain (loss) on investments ( 0 .41 ) 4 .83 7 .12
Total from investment operations ( 0 .47 ) 4 .83 7 .17
Dividends to Shareholders from:
Net investment income — ( 0 .01 ) ( 0 .05 )
Net realized gains — ( 0 .34 ) —
Total dividends to shareholders — ( 0 .35 ) ( 0 .05 )
Net asset value, end of period $ 36 .13 $ 36 .60 $ 32 .12
Total return ( 1 .28 ) % 15 .10% 28 .75%
(d)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 218,233 $ 134,689 $ 47,544
Ratio of expenses to average net assets 0 .58% 0 .58% 0 .58%
(e)
Ratio of net investment income (loss) to average net assets ( 0 .16 ) % 0 .01% 0 .19%
(e)
Portfolio turnover rate
(f)
54 .2% 24 .7% 15 .4%
(a)
Period from July 12, 2023, date operations commenced, through June 30, 2024.
(b)
Calculated based on average shares outstanding during the period.
(c)
Reflects an amount rounding to less than +/- $0.01 per unit or +/- 0.01%.
(d)
Total return amounts have not been annualized.
(e)
Computed on an annualized basis.
(f)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Inflation Protection ETF
For a share outstanding:
Period ended
June 30,
2026
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .32
Net realized and change in unrealized gain (loss) on investments ( 0 .35 )
Total from investment operations ( 0 .03 )
Net asset value, end of period $ 24 .97
Total return ( 0 .13 ) %
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 11,236
Ratio of expenses to average net assets 0 .19%
(d)
Ratio of net investment income (loss) to average net assets 12 .26%
(d)
Portfolio turnover rate
(e)
0.0%
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal International Equity ETF
For a share outstanding:
Year ended
June 30,
2026
Period ended
June 30,
2025
(a)
Net asset value, beginning of period $ 29 .06 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .59 0 .82
Net realized and change in unrealized gain (loss) on investments 6 .45 3 .26
Total from investment operations 7 .04 4 .08
Dividends to Shareholders from:
Net investment income ( 0 .42 ) ( 0 .02 )
Total dividends to shareholders ( 0 .42 ) ( 0 .02 )
Net asset value, end of period $ 35 .68 $ 29 .06
Total return 24 .36% 16 .33%
(c)
( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,329,398 $ 770,562
Ratio of expenses to average net assets 0 .48% 0 .48%
(d)
Ratio of net investment income (loss) to average net assets 1 .79% 4 .66%
(d)
Portfolio turnover rate
(e)
68 .8% 20 .4%
(a)
Period from November 5, 2024, date operations commenced, through June 30, 2025.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Investment Grade Corporate ETF
(a)
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 20 .73 $ 20 .41 $ 20 .51 $ 21 .84 $ 26 .74
Investment Operations:
Net investment income (loss)
(b)
1 .05 1 .06 1 .00 0 .76 0 .65
Net realized and change in unrealized gain (loss) on investments ( 0 .09 ) 0 .32 ( 0 .12 ) ( 0 .60 ) ( 4 .68 )
Total from investment operations 0 .96 1 .38 0 .88 0 .16 ( 4 .03 )
Dividends to Shareholders from:
Net investment income ( 1 .05 ) ( 1 .06 ) ( 0 .98 ) ( 1 .49 ) ( 0 .80 )
Net realized gains — — — — ( 0 .07 )
Total dividends to shareholders ( 1 .05 ) ( 1 .06 ) ( 0 .98 ) ( 1 .49 ) ( 0 .87 )
Net asset value, end of period $ 20 .64 $ 20 .73 $ 20 .41 $ 20 .51 $ 21 .84
Total return 4 .66% 6 .91% 4 .45% 0 .87% ( 15 .47 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 199,134 $ 105,725 $ 80,626 $ 47,174 $ 369,026
Ratio of expenses to average net assets 0 .19% 0 .19% 0 .19% 0 .19% 0 .19%
Ratio of net investment income (loss) to average net assets 5 .07% 5 .13% 4 .93% 3 .52% 2 .58%
Portfolio turnover rate
(c)
80 .5% 102 .6% 123 .0% 61 .0% 46 .9%
(a)
Effective April 21, 2026, Principal Investment Grade Corporate Active ETF changed its name to Principal Investment Grade Corporate ETF.
(b)
Calculated based on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Long Duration ETF
For a share outstanding:
Period ended
June 30,
2026
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .14
Net realized and change in unrealized gain (loss) on investments 1 .17
Total from investment operations 1 .31
Net asset value, end of period $ 26 .31
Total return 5 .24%
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 11,839
Ratio of expenses to average net assets 0 .19%
(d)
Ratio of net investment income (loss) to average net assets 5 .37%
(d)
Portfolio turnover rate
(e)
1 .9%
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Quality ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 73 .58 $ 68 .23 $ 56 .45 $ 47 .88 $ 53 .17
Investment Operations:
Net investment income (loss)
(a)
0 .48 0 .45 0 .54 0 .60 0 .61
Net realized and change in unrealized gain (loss) on investments 2 .21 5 .36 11 .77 8 .71 ( 5 .36 )
Total from investment operations 2 .69 5 .81 12 .31 9 .31 ( 4 .75 )
Dividends to Shareholders from:
Net investment income ( 0 .47 ) ( 0 .46 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 )
Total dividends to shareholders ( 0 .47 ) ( 0 .46 ) ( 0 .53 ) ( 0 .74 ) ( 0 .54 )
Net asset value, end of period $ 75 .80 $ 73 .58 $ 68 .23 $ 56 .45 $ 47 .88
Total return 3 .68% 8 .57% 21 .96% 19 .69% ( 9 .07 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 28,804 $ 54,449 $ 53,221 $ 36,696 $ 45,489
Ratio of expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 0 .64% 0 .65% 0 .87% 1 .18% 1 .11%
Portfolio turnover rate
(b)
67 .8% 39 .3% 57 .1% 47 .7% 96 .0%
(a)
Calculated based on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Real Estate Active Opportunities ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Period ended
June 30,
2022
(a)
Net asset value, beginning of period $ 25 .43 $ 23 .40 $ 22 .68 $ 24 .50 $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .75 0 .66 0 .59 0 .54 0 .10
Net realized and change in unrealized gain (loss) on investments 1 .74 1 .97 0 .72 ( 1 .78 ) ( 0 .60 )
Total from investment operations 2 .49 2 .63 1 .31 ( 1 .24 ) ( 0 .50 )
Dividends to Shareholders from:
Net investment income ( 0 .67 ) ( 0 .60 ) ( 0 .59 ) ( 0 .48 ) —
Net realized gains — — — ( 0 .10 ) —
Total dividends to shareholders ( 0 .67 ) ( 0 .60 ) ( 0 .59 ) ( 0 .58 ) —
Net asset value, end of period $ 27 .25 $ 25 .43 $ 23 .40 $ 22 .68 $ 24 .50
Total return 10 .04% 11 .34% 5 .90% ( 5 .03 ) % ( 2 .01 ) %
(c)
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 25,612 $ 15,256 $ 10,295 $ 5,443 $ 5,390
Ratio of expenses to average net assets 0 .60% 0 .61% 0 .65% 0 .65% 0 .65%
(d)
Ratio of net investment income (loss) to average net assets 2 .91% 2 .63% 2 .61% 2 .33% 3 .51%
(d)
Portfolio turnover rate
(e)
53 .1% 34 .0% 27 .0% 17 .6% 16 .2%
(a)
Period from May 18, 2022, date operations commenced, through June 30, 2022.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Securitized Debt ETF
For a share outstanding:
Period ended
June 30,
2026
(a)
Net asset value, beginning of period $ 25 .00
Investment Operations:
Net investment income (loss)
(b)
0 .17
Net realized and change in unrealized gain (loss) on investments 0 .11
Total from investment operations 0 .28
Net asset value, end of period $ 25 .28
Total return 1 .11%
(c)
( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 20,223
Ratio of expenses to average net assets 0 .19%
(d)
Ratio of net investment income (loss) to average net assets 6 .56%
(d)
Portfolio turnover rate
(e)
11 .4%
(a)
Period from May 20, 2026, date operations commenced, through June 30, 2026.
(b)
Calculated based on average shares outstanding during the period.
(c)
Total return amounts have not been annualized.
(d)
Computed on an annualized basis.
(e)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Spectrum Preferred and Income ETF
(a)
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 19 .22 $ 18 .64 $ 17 .46 $ 18 .34 $ 21 .57
Investment Operations:
Net investment income (loss)
(b)
1 .10 0 .93 0 .86 0 .87 0 .84
Net realized and change in unrealized gain (loss) on investments 0 .18 0 .60 1 .26 ( 0 .75 ) ( 2 .98 )
Total from investment operations 1 .28 1 .53 2 .12 0 .12 ( 2 .14 )
Dividends to Shareholders from:
Net investment income ( 1 .06 ) ( 0 .95 ) ( 0 .94 ) ( 1 .00 ) ( 1 .00 )
Net realized gains — — — — ( 0 .09 )
Total dividends to shareholders ( 1 .06 ) ( 0 .95 ) ( 0 .94 ) ( 1 .00 ) ( 1 .09 )
Net asset value, end of period $ 19 .44 $ 19 .22 $ 18 .64 $ 17 .46 $ 18 .34
Total return 6 .76% 8 .42% 12 .52% 0 .65% ( 10 .38 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 69,972 $ 57,664 $ 24,231 $ 20,081 $ 21,088
Ratio of expenses to average net assets 0 .60% 0 .60% 0 .60% 0 .60% 0 .60%
Ratio of net investment income (loss) to average net assets 5 .65% 4 .91% 4 .80% 4 .81% 4 .09%
Portfolio turnover rate
(c)
41 .1% 17 .6% 16 .3% 12 .8% 6 .7%
(a)
Effective November 1, 2025, Principal Spectrum Tax-Advantaged Dividend Active ETF changed its name to Principal Spectrum Preferred and Income ETF.
(b)
Calculated based on average shares outstanding during the period.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Spectrum Preferred Securities Active ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 18 .91 $ 18 .22 $ 16 .87 $ 17 .20 $ 20 .64
Investment Operations:
Net investment income (loss)
(a)
0 .98 0 .87 0 .80 0 .72 0 .64
Net realized and change in unrealized gain (loss) on investments 0 .13 0 .70 1 .39 ( 0 .25 ) ( 3 .27 )
Total from investment operations 1 .11 1 .57 2 .19 0 .47 ( 2 .63 )
Dividends to Shareholders from:
Net investment income ( 0 .98 ) ( 0 .88 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 )
Total dividends to shareholders ( 0 .98 ) ( 0 .88 ) ( 0 .84 ) ( 0 .80 ) ( 0 .81 )
Net asset value, end of period $ 19 .04 $ 18 .91 $ 18 .22 $ 16 .87 $ 17 .20
Total return 6 .03% 8 .77% 13 .40% 2 .68% ( 13 .15 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 1,771,145 $ 1,227,155 $ 904,852 $ 575,986 $ 344,957
Ratio of expenses to average net assets 0 .55% 0 .55% 0 .55% 0 .55% 0 .55%
Ratio of net investment income (loss) to average net assets 5 .14% 4 .66% 4 .60% 4 .21% 3 .24%
Portfolio turnover rate
(b)
34 .1% 14 .3% 6 .6% 16 .7% 9 .2%
(a)
Calculated based on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal U.S. Mega-Cap ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 62 .53 $ 54 .12 $ 43 .70 $ 36 .61 $ 39 .68
Investment Operations:
Net investment income (loss)
(a)
0 .54 0 .60 0 .66 0 .59 0 .68
Net realized and change in unrealized gain (loss) on investments 11 .59 8 .41 10 .39 7 .13 ( 3 .05 )
Total from investment operations 12 .13 9 .01 11 .05 7 .72 ( 2 .37 )
Dividends to Shareholders from:
Net investment income ( 0 .55 ) ( 0 .60 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 )
Total dividends to shareholders ( 0 .55 ) ( 0 .60 ) ( 0 .63 ) ( 0 .63 ) ( 0 .70 )
Net asset value, end of period $ 74 .11 $ 62 .53 $ 54 .12 $ 43 .70 $ 36 .61
Total return 19 .51% 16 .77% 25 .59% 21 .39% ( 6 .18 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 3,567,446 $ 3,260,102 $ 2,440,700 $ 1,463,854 $ 1,367,427
Ratio of expenses to average net assets
(b)
0 .12% 0 .12% 0 .12% 0 .12% 0 .12%
Ratio of gross expenses to average net assets 0 .13% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 0 .80% 1 .03% 1 .38% 1 .53% 1 .65%
Portfolio turnover rate
(c)
23 .9% 54 .5% 0 .5% 28 .8% 41 .1%
(a)
Calculated based on average shares outstanding during the period.
(b)
Includes reimbursement from Advisor.
(c)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal U.S. Small-Cap ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 53 .23 $ 48 .17 $ 42 .38 $ 38 .04 $ 46 .92
Investment Operations:
Net investment income (loss)
(a)
0 .39 0 .41 0 .45 0 .56 0 .62
Net realized and change in unrealized gain (loss) on investments 16 .83 5 .05 5 .75 4 .53 ( 8 .90 )
Total from investment operations 17 .22 5 .46 6 .20 5 .09 ( 8 .28 )
Dividends to Shareholders from:
Net investment income ( 0 .38 ) ( 0 .40 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 )
Total dividends to shareholders ( 0 .38 ) ( 0 .40 ) ( 0 .41 ) ( 0 .75 ) ( 0 .60 )
Net asset value, end of period $ 70 .07 $ 53 .23 $ 48 .17 $ 42 .38 $ 38 .04
Total return 32 .54% 11 .41% 14 .74% 13 .59% ( 17 .88 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 2,354,504 $ 752,650 $ 582,828 $ 201,291 $ 616,265
Ratio of expenses to average net assets 0 .38% 0 .38% 0 .38% 0 .38% 0 .38%
Ratio of net investment income (loss) to average net assets 0 .65% 0 .81% 0 .99% 1 .39% 1 .37%
Portfolio turnover rate
(b)
59 .6% 80 .3% 58 .0% 74 .1% 70 .6%
(a)
Calculated based on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

See accompanying notes.
Financial Highlights
Principal Exchange-Traded Funds
Principal Value ETF
For a share outstanding:
Year ended
June 30,
2026
Year ended
June 30,
2025
Year ended
June 30,
2024
Year ended
June 30,
2023
Year ended
June 30,
2022
Net asset value, beginning of period $ 49 .51 $ 45 .96 $ 41 .49 $ 38 .90 $ 42 .38
Investment Operations:
Net investment income (loss)
(a)
1 .04 1 .15 1 .12 0 .93 1 .63
Net realized and change in unrealized gain (loss) on investments 4 .50 3 .39 4 .51 3 .04 ( 3 .89 )
Total from investment operations 5 .54 4 .54 5 .63 3 .97 ( 2 .26 )
Dividends to Shareholders from:
Net investment income ( 1 .15 ) ( 0 .99 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 )
Total dividends to shareholders ( 1 .15 ) ( 0 .99 ) ( 1 .16 ) ( 1 .38 ) ( 1 .22 )
Net asset value, end of period $ 53 .90 $ 49 .51 $ 45 .96 $ 41 .49 $ 38 .90
Total return 11 .32% 9 .95% 13 .92% 10 .45% ( 5 .58 ) %
( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %! ( 1 .00 ) %!
Ratios/Supplemental Data:
Net assets, end of  period (000s) $ 221,515 $ 224,275 $ 68,486 $ 37,340 $ 215,875
Ratio of expenses to average net assets 0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Ratio of net investment income (loss) to average net assets 1 .99% 2 .38% 2 .61% 2 .31% 3 .83%
Portfolio turnover rate
(b)
95 .4% 91 .0% 49 .8% 1 .8% 298 .2%
(a)
Calculated based on average shares outstanding during the period.
(b)
Portfolio turnover rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares, if any.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Principal Exchange-Traded Funds
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Exchange-Traded Funds (the “Trust”) (comprising Principal Active High
Yield ETF, Principal Capital Appreciation Select ETF, Principal CLO ETF, Principal Focused Blue Chip ETF, Principal Inflation Protection ETF, Principal
International Equity ETF, Principal Investment Grade Corporate ETF (formerly Principal Investment Grade Corporate Active ETF), Principal Long Duration
ETF, Principal Quality ETF, Principal Real Estate Active Opportunities ETF, Principal Securitized Debt ETF, Principal Spectrum Preferred and Income ETF
(formerly Principal Spectrum Tax-Advantaged Dividend Active ETF), Principal Spectrum Preferred Securities Active ETF, Principal U.S. Mega-Cap ETF,
Principal U.S. Small-Cap ETF, and Principal Value ETF, (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30,
2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising the Principal Exchange-Traded Funds at June 30, 2026, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Trust Statement of
operations
Statements of
changes in net
assets
Financial highlights
Principal Active High Yield ETF
Principal Investment Grade Corporate
ETF (formerly Principal Investment
Grade Corporate Active ETF)
Principal Quality ETF
Principal Spectrum Preferred and Income ETF
(formerly Principal Spectrum Tax-Advantaged
Dividend Active ETF)
Principal Spectrum Preferred Securities Active ETF
Principal U.S. Mega-Cap ETF
Principal U.S. Small-Cap ETF
Principal Value ETF
For the year ended
June 30, 2026
For each of the two
years in the period
ended June 30, 2026
For each of the five years
in the period ended June
30, 2026
Principal Real Estate Active Opportunities ETF For the year ended
June 30, 2026
For each of the two
years in the period
ended June 30, 2026
For each of the four years
in the period ended June
30, 2026 and the period
from May 18, 2022, date
operations commenced,
through June 30, 2022
Principal Focused Blue Chip ETF For the year ended
June 30, 2026
For each of the two
years in the period
ended June 30, 2026
For each of the two years
in the period ended June
30, 2026 and the period
from July 12, 2023, date
operations commenced,
through June 30, 2024
Principal Capital Appreciation Select ETF For the year ended
June 30, 2026
For the year ended June 30, 2026 and the period
from March 25, 2025, date operations commenced,
through June 30, 2025
Principal International Equity ETF For the year ended
June 30, 2026
For the year ended June 30, 2026 and the
period from November 5, 2024, date operations
commenced, through June 30, 2025
Principal CLO ETF
Principal Inflation Protection ETF
Principal Long Duration ETF
Principal Securitized Debt ETF
For the period from May 20, 2026, date operations commenced, through
June 30, 2026

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”)
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, MN
August 21, 2026

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2026 (unaudited)
Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended June 30, 2026.
Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements. To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Foreign Taxes Paid. The following funds elect under the Internal Revenue Code Section (“IRC”) 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the fiscal year ended June 30,
2026:
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions* or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2025:
* For purposes of calculating DRD, “ordinary income distributions” includes ordinary dividend income distribution, short-term capital gains distribution, and the foreign tax paid.
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2025:
Foreign Taxes
Per Share
Foreign
Source Income
Principal International Equity ETF 0.0 549 9 6.87%
DRD
Principal Active High Yield ETF 1 .50%
Principal Capital Appreciation Select ETF 100 .00
Principal CLO ETF N/A
Principal Focused Blue Chip ETF 0 .00
Principal Inflation Protection ETF N/A
Principal International Equity ETF 0 .00
Principal Investment Grade Corporate ETF 0 .00
Principal Long Duration ETF N/A
Principal Quality ETF 100 .00
Principal Real Estate Active Opportunities ETF 0 .48
Principal Securitized Debt ETF N/A
Principal Spectrum Preferred and Income ETF 58 .62
Principal Spectrum Preferred Securities Active ETF 49 .60
Principal U.S. Mega-Cap ETF 100 .00
Principal U.S. Small-Cap ETF 96 .65
Principal Value ETF 83 .07
QDI
Principal Active High Yield ETF 2 .88%
Principal Capital Appreciation Select ETF 100 .00
Principal CLO ETF N/A
Principal Focused Blue Chip ETF 0 .00
Principal Inflation Protection ETF N/A
Principal International Equity ETF 93 .43
Principal Investment Grade Corporate ETF 0 .00
Principal Long Duration ETF N/A
Principal Quality ETF 100 .00
Principal Real Estate Active Opportunities ETF 5 .51
Principal Securitized Debt ETF N/A
Principal Spectrum Preferred and Income ETF 100 .00
Principal Spectrum Preferred Securities Active ETF 71 .12
Principal U.S. Mega-Cap ETF 100 .00
Principal U.S. Small-Cap ETF 100 .00
Principal Value ETF 88 .73

Federal Income Tax Information
Principal Exchange-Traded Funds
June 30, 2026 (unaudited)
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as 163(j) eligible for the calendar year ended December 31, 2025:
In early 2026, if applicable, shareholders of record received the above information on DRD, QDI, and Section 163(j) for the distribution paid to them by the funds during the calendar year 2025 via Form 1099.
The funds will notify shareholders in early 2027 of amounts paid to them by the funds, if any, during the calendar year 2026.
This information is given to meet certain requirements of the Internal Revenue Code and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund’s transfer agent.
The latest tax reporting supplement is available on Principal’s Tax Center website. Website: https: //w ww .principalfunds.com/individual-investor/
customer-support/tax-center
Please consult your tax advisor if you have any questions.
163(j)
Interest
Dividends
Principal Active High Yield ETF 94 .44%
Principal Capital Appreciation Select ETF 0 .00
Principal CLO ETF N/A
Principal Focused Blue Chip ETF 0 .00
Principal Inflation Protection ETF N/A
Principal International Equity ETF 0 .00
Principal Investment Grade Corporate ETF 98 .46
Principal Long Duration ETF N/A
Principal Quality ETF 0 .00
Principal Real Estate Active Opportunities ETF 0 .00
Principal Securitized Debt ETF N/A
Principal Spectrum Preferred and Income ETF 3 .11
Principal Spectrum Preferred Securities Active ETF 33 .22
Principal U.S. Mega-Cap ETF 0 .00
Principal U.S. Small-Cap ETF 0 .00
Principal Value ETF 0 .00

Changes in and Disagreements with Accountants (N-CSR Item 8)
Principal Exchange-Traded Funds
June 30, 2026
During the two most recent fiscal years or any subsequent interim period, there have been no changes in or disagreements with Accountants.

Proxy Disclosures (N-CSR Item 9)
Principal Exchange-Traded Funds
June 30, 2026
During the period covered by this report, the following matters were submitted through the solicitation of proxies or otherwise.
Special Meeting of Shareholders – June 25, 2026
Approval to change the sub-classification under the Investment Company Act of 1940, as amended, from “diversified” to “non-diversified” and to change the related fundamental investment restriction on Principal Capital Appreciation Select ETF.
Shares Voted
For 2,209,994
Against 246,818
Abstained/Withheld 301,369

Remuneration Paid to Directors, Officers and Others (N-CSR Item 10)
Principal Exchange-Traded Funds
June 30, 2026
The Principal Exchange-Traded Funds (the “Funds”) do not pay any remuneration to its officers or to any Board Members who serve as Interested
Board Members. The Board annually considers a proposal to reimburse the Manager for certain expenses, including a portion of the compensation of the Chief Compliance Officer (“CCO”). If the proposal is adopted, these amounts are allocated across all Funds and other PGI sponsored registered investment companies for which the CCO serves as the Chief Compliance Officer. Trustee expenses and Chief Compliance Officer’s compensation are included in the financial statements as a part of the unitary fee structure.

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
June 30, 2026
During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) (1) approved an amended
Management Agreement between Principal Global Investors, LLC (“PGI” or the “Manager”) and PETF with respect to the addition of the
Principal Securitized Debt ETF, Principal Long Duration ETF, Principal CLO ETF and Principal Inflation Protection ETF; and (2) approved an amended sub-advisory agreement between PGI and Spectrum Asset Management, Inc. (“Spectrum”) with regard to the Principal Spectrum
Preferred Securities Active ETF.
Approval of Amended Management Agreement for Principal Securitized Debt ETF, Principal Long Duration ETF, Principal CLO ETF
and Principal Inflation Protection ETF
On December 9, 2025, the Board of Trustees of Principal Exchange-Traded Funds (the “Board”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the Investment
Company Act of 1940 (the “Independent Board Members”), met to consider for the newly established Principal Securitized Debt ETF, Principal
Long Duration ETF, Principal CLO ETF and Principal Inflation Protection ETF (each a “Fund” and together the “Funds”) the approval of a management agreement (the “Management Agreement”) between PETF, on behalf of each Fund, and PGI.
As part of their review process, the Independent Board Members were represented by independent legal counsel and the Board reviewed materials received from PGI.
Based upon their review, the Independent Board Members concluded that it was in the best interests of each Fund to approve the Management
Agreement and, accordingly, recommended to the Board of Trustees the approval of the Management Agreement. In reaching this conclusion, no single factor was determinative in the Independent Board Members’ analysis, but rather the Independent Board Members considered a variety of factors.
The Board considered, among other factors, that PGI serves as the investment advisor to the existing series of PETF; that PGI has had a long-term relationship with PETF, Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. (collectively, the “Principal Funds”), all of which are also overseen by the Board; and that PGI has demonstrated a long-term commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services.
The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2025 annual renewal of the management agreements for the other Principal Funds, the
Board had: (1) reviewed the services provided by PGI to the other Principal Funds under their respective management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of PGI to attract and retain high-quality personnel, and the organizational depth and stability of PGI and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; and (3) considered the compliance program established by PGI for the Principal Funds and their respective series, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by PGI to each Fund under the Management Agreement are expected to be satisfactory.
Investment Performance.
The Board considered the experience and skills of the proposed portfolio managers for each Fund and determined that the portfolio managers are qualified. Because each Fund is a newly created series, the Board did not review the performance of the Funds as no track record was available.
Fees, Economies of Scale and Profitability .
The Board considered the proposed management fee rate for each Fund. The Board noted that the Manager proposed a unitary management fee for each Fund. The Board also received information from the Manager, based upon data supplied by Broadridge Financial Solutions, Inc.
(“Broadridge”), an independent provider of investment company data, comparing the proposed unitary management fee rate for each Fund to the fee rates and total expense ratios of funds in a peer group selected by Broadridge. The Board also considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for each Fund does not include breakpoints, the proposed management fee rate for each Fund is appropriate at currently anticipated asset levels.
In addition, in evaluating the proposed management fee rate for each Fund, the Independent Trustees considered PGI’s statement regarding

Statement Regarding Basis for Approval of Investment Advisory Contracts (N-CSR Item 11)
Principal Exchange-Traded Funds
June 30, 2026
the forecasted time and asset thresholds for the Funds to achieve scale and break even based on PGI’s sales projections. On the basis of the information provided, the Board concluded that the proposed management fee rate for each Fund was reasonable.
Other Benefits.
The Board also considered the character and amount of other incidental benefits to be received by PGI. The Board noted PGI’s statement that it does not intend to use soft dollars and that there would be no other known fall-out benefits to PGI in connection with its management of the Funds.
Overall Conclusions .
Based upon all of the information considered and the conclusions reached, the Board, including a majority of the Independent Board Members, determined that the terms of the Management Agreement, including the fee rate payable by each Fund thereunder, are fair and reasonable and that approval of the Management Agreement is in the best interests of each Fund.
Approval of Amended Sub-Advisory Agreement for Principal Spectrum Preferred Securities Active ETF
On March 10, 2026, the Board, including a majority of the Independent Board Members, met to consider for PETF Principal Spectrum Preferred
Securities Active ETF (the “Fund”) the approval of an amended sub-advisory agreement (the “Sub-Advisory Agreement”) between PGI and
Spectrum Asset Management, Inc. (the “Sub-Advisor”) in connection with a proposal to amend the sub-advisory fee schedule to increase the effective sub-advisory fee rate payable at all asset levels.
As part of their review process, the Independent Board Members were represented by independent legal counsel and the Board reviewed materials received from PGI regarding the proposed amendment to the Sub-Advisory Agreement and noted that because the sub-advisory fee was paid by PGI, the amendment would not change the management fee rate paid by the Fund. The Board considered PGI’s representation that the amendment would not reduce the quality or quantity of the services the Sub-Advisor provides to the Fund and that the Sub-Advisor’s obligations under the Sub-Advisory Agreement would remain the same in all material respects. The Board also considered that PGI was not proposing any material changes to the terms of the Sub-Advisory Agreement other than to the sub-advisory fee schedule.
The Board considered that they had last approved the Sub-Advisory Agreement during the annual contract renewal process that concluded at the
Board’s September 2025 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Sub-Advisor under the Sub-Advisory Agreement and had concluded, based upon the information provided, that the terms of the Sub-Advisory Agreement were reasonable and that approval of the Sub-Advisory Agreement was in the best interests of the Fund.
Based upon all of the information considered, the Board, including a majority of the Independent Board Members, concluded that it was in the best interests of the Fund to approve the amended Sub-Advisory Agreement and, accordingly, approved the amended Sub-Advisory Agreement.

Principal Financial Group
®
, Des Moines, Iowa 50392-0001, www.PrincipalAM.com
ALPS Distributors, Inc. is the distributor of the Principal ETFs. ALPS Distributors, Inc. and the Principal
Funds are not affiliated.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2026 Principal Financial Group Services, Inc. | ETF4AR-11 | 6/2026 | 4610870

Classification Public

ITEM 8 – CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

There were no changes or disagreements with Accountants. Changes in and disagreements with Accountants would be included as part of the Financial Statements filed under Item 7 of this form.

ITEM 9 – PROXY DISCLOSURES FOR OPEN-END MANAGEMENT COMPANIES

Proxy Disclosures are included as part of the Financial Statements filed under Item 7 of this form.

ITEM 10 – REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid to Directors, Officers, and Others of Open-End Management Investment Companies is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 11 – STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Statement Regarding Basis for Approval of Investment Advisory Contracts is included as part of the Financial Statements filed under Item 7 of this form.

ITEM 12 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 16 – CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Classification Public

ITEM 17 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18 – RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

(a) Not applicable.

(b) Not applicable.

ITEM 19 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as Exhibit 99.906CERT.

Classification Public

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
Kamal Bhatia, Director, President, and Chief Executive Officer (Principal Executive Officer)

Date	8/12/2026

By	/s/ Michael Scholten
Michael Scholten, Chief Financial Officer (Principal Financial Officer)

Date	8/12/2026